UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-05162

Exact name of registrant as specified in charter:	Delaware VIP® Trust

Address of principal executive offices:	610 Market Street Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq. 610 Market Street Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2023

Item 1. Reports to Stockholders

Semiannual report

Delaware VIP® Trust

Delaware VIP Emerging Markets Series

June 30, 2023

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2023, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

This material may be used in conjunction with the offering of shares in Delaware VIP® Emerging Markets Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2023 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Series expenses

For the six-month period from January 1, 2023 to June 30, 2023 (Unaudited)

The investment objective of the Series is to seek long-term capital appreciation.

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2023 to June 30, 2023.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual Series return†
Standard Class	$1,000.00	$1,071.90	1.18%	$6.06
Service Class	1,000.00	1,070.50	1.48%	7.60
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,018.94	1.18%	$5.91
Service Class	1,000.00	1,017.46	1.48%	7.40

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series’ expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of any Underlying Funds.

1

Delaware VIP Emerging Markets Series	As of June 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / country	Percentage of net assets
Common Stocks by Country	92.64%
Argentina	1.27%
Bahrain	0.22%
Brazil	5.48%
Chile	1.24%
China/Hong Kong	26.91%
India	12.69%
Indonesia	1.43%
Japan	0.61%
Malaysia	0.05%
Mexico	4.46%
Peru	0.45%
Republic of Korea	18.34%
Russia	0.00%
South Africa	0.07%
Taiwan	18.10%
Turkey	1.04%
United Kingdom	0.28%
Convertible Preferred Stock	0.03%
Preferred Stocks	4.36%
Rights	0.14%
Warrants	0.04%
Participation Notes	0.00%
Short-Term Investments	2.34%
Total Value of Securities	99.55%
Receivables and Other Assets Net of Liabilities	0.45%
Total Net Assets	100.00%

Common stock, participation notes, and preferred stock by sector	Percentage of net assets
Communication Services	12.59%
Consumer Discretionary	7.97%
Consumer Staples	12.70%
Energy	9.96%
Financials	4.72%
Healthcare	0.87%
Industrials	5.07%
Information Technology*	37.65%
Materials	3.93%
Real Estate	0.75%
Utilities	0.79%
Total	97.00%

*To monitor compliance with the Series’ concentration guidelines as described in the Series’ Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Information Technology sector consisted of Computers, Electronics, Electronic Components-Semiconductor, Internet, Semiconductor Components-Integrated Circuits, and Software. As of June 30, 2023, such amounts, as a percentage of total net assets were 1.83%, 2.05%, 19.77%, 0.81%, 12.42%, and 0.77%, respectively. The percentage in any such single industry will comply with the Series’ concentration policy even if the percentage in the Information Technology sector for financial reporting purposes may exceed 25%.

2

Schedule of investments

Delaware VIP® Trust — Delaware VIP Emerging Markets Series	June 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 92.64%Δ
Argentina – 1.27%
Cablevision Holding GDR	262,838	$715,437
Cresud ADR	333,931	2,581,287
Grupo Clarin GDR Class B 144A #, †	77,680	130,990
IRSA Inversiones y Representaciones ADR	500,335	4,062,720
		7,490,434
Bahrain – 0.22%
Aluminium Bahrain GDR 144A #	91,200	1,313,572
		1,313,572
Brazil – 5.48%
Banco Bradesco ADR	1,749,871	6,054,554
Banco Santander Brasil ADR	153,366	975,408
BRF ADR †	788,900	1,498,910
Itau Unibanco Holding ADR	1,155,625	6,818,187
Petroleo Brasileiro ADR	285,509	3,531,746
Rumo	217,473	1,011,016
Telefonica Brasil ADR	272,891	2,491,495
TIM ADR	155,003	2,369,996
Vale	149,527	2,009,536
Vale ADR	363,623	4,879,821
XP Class A †	24,226	568,342
		32,209,011
Chile – 1.24%
Sociedad Quimica y Minera de Chile ADR	100,000	7,262,000
		7,262,000
China/Hong Kong – 26.91%
Alibaba Group Holding †	910,700	9,480,233
Alibaba Group Holding ADR †	143,800	11,985,730
ANTA Sports Products	268,400	2,758,058
Baidu ADR †	54,219	7,423,123
BeiGene †	167,800	2,300,802
DiDi Global ADR †	81,500	244,500
Hengan International Group	260,500	1,098,386
Innovent Biologics 144A #, †	314,000	1,192,681
iQIYI ADR †	59,542	317,954
JD.com Class A	34,285	584,716
JD.com ADR	373,800	12,757,794
Joinn Laboratories China Class H 144A #	13,446	33,924
Kunlun Energy	3,360,900	2,647,578
Kweichow Moutai Class A	111,913	26,087,389
Meituan Class B 144A #, †	75,390	1,182,184
New Oriental Education & Technology Group ADR †	16,190	639,343
Ping An Insurance Group Co. of China Class H	585,000	3,736,347
Sohu.com ADR †	429,954	4,738,093
TAL Education Group ADR †	50,701	302,178
Tencent Holdings	753,900	31,966,249
Tencent Music Entertainment Group ADR †	159	1,174
Tianjin Development Holdings	35,950	7,448
Tingyi Cayman Islands Holding	1,582,000	2,463,351
Trip.com Group ADR †	120,588	4,220,580
Tsingtao Brewery Class H	797,429	7,280,504
Uni-President China Holdings	2,800,000	2,361,272
Weibo Class A	65,500	868,162
Weibo ADR	40,000	524,400
Wuliangye Yibin Class A	837,792	18,913,503
		158,117,656
India – 12.69%
HCL Technologies	312,400	4,541,531
HDFC Bank	120,100	2,492,413
Indiabulls Real Estate GDR †	44,628	32,803
Infosys	285,200	4,645,307
Natco Pharma	185,519	1,568,899
Reliance Industries	859,880	26,803,395
Reliance Industries GDR 144A #	452,657	28,189,150
Sify Technologies ADR †	91,200	171,456
Tata Consultancy Services	151,800	6,133,835
		74,578,789
Indonesia – 1.43%
Astra International	18,590,600	8,432,295
		8,432,295
Japan – 0.61%
Renesas Electronics †	189,200	3,570,642
		3,570,642
Malaysia – 0.05%
UEM Sunrise	4,748,132	275,159
		275,159
Mexico – 4.46%
America Movil ADR †	162,815	3,523,317
Becle	1,571,000	3,849,257
Cemex ADR †	469,537	3,324,322
Coca-Cola Femsa ADR	75,784	6,313,565
Fomento Economico Mexicano ADR	19,186	2,126,576
Grupo Financiero Banorte Class O	440,979	3,627,894
Grupo Televisa ADR	656,458	3,367,630
Sitios Latinoamerica †	162,815	65,156
		26,197,717
3

Schedule of investments

Delaware VIP® Trust — Delaware VIP Emerging Markets Series

	Number of shares	Value (US $)
Common StocksΔ (continued)
Peru – 0.45%
Cia de Minas Buenaventura ADR	356,605	$2,621,047
		2,621,047
Republic of Korea – 18.34%
Fila Holdings	82,860	2,523,507
LG Uplus	250,922	2,047,380
Samsung Electronics	671,359	36,967,230
Samsung Life Insurance	66,026	3,376,810
SK Hynix	360,000	31,631,187
SK Square †	415,659	14,039,675
SK Telecom	159,405	5,640,663
SK Telecom ADR	590,316	11,517,065
		107,743,517
Russia – 0.00%
EL5-ENERO PJSC =, †	755,050	0
Etalon Group GDR 144A #, =, †	354,800	0
Gazprom PJSC =	2,087,800	0
Rosneft Oil PJSC =	1,449,104	0
Sberbank of Russia PJSC =	2,058,929	0
Surgutneftegas PJSC ADR =, †	294,652	0
T Plus PJSC =, †	25,634	0
VK GDR =, †	71,300	0
Yandex Class A =, †	101,902	0
		0
South Africa – 0.07%
Sun International	210,726	383,917
Tongaat Hulett =, †	182,915	0
		383,917
Taiwan – 18.10%
Hon Hai Precision Industry	3,306,564	12,021,808
MediaTek	1,125,000	24,902,836
Taiwan Semiconductor Manufacturing	3,756,864	69,401,800
		106,326,444
Turkey – 1.04%
D-MARKET Elektronik Hizmetler ve Ticaret ADR †	15,200	25,536
Turkcell Iletisim Hizmetleri	677,165	944,836
Turkiye Sise ve Cam Fabrikalari	3,008,750	5,151,029
		6,121,401
United Kingdom – 0.28%
Griffin Mining †	1,642,873	1,639,949
		1,639,949
Total Common Stocks (cost $506,176,589)		544,283,550

Convertible Preferred Stock – 0.03%
Republic of Korea – 0.03%
CJ 4.62%	4,204	188,192
Total Convertible Preferred Stock (cost $470,722)		188,192

Preferred Stocks – 4.36%Δ
Brazil – 0.34%
Centrais Eletricas Brasileiras Class B 3.41% ω	216,779	2,020,108
		2,020,108
Republic of Korea – 4.02%
CJ 6.02% ω	28,030	951,436
Samsung Electronics 1.88% ω	499,750	22,678,308
		23,629,744
Russia – 0.00%
Transneft PJSC 7.48% =, ω	3,606	0
		0
Total Preferred Stocks (cost $11,306,065)		25,649,852

Rights – 0.14%
Brazil – 0.14%
AES Brasil Energia	312,339	801,689
Total Rights (cost $946,490)		801,689

Warrants – 0.04%
Argentina – 0.04%
IRSA Inversiones y Representaciones exercise price $0.44, expiration date 3/5/26 †	594,450	261,261
Total Warrants (cost $0)		261,261

Participation Notes – 0.00%
Lehman Indian Oil CW 12 LEPO =, †	100,339	0
Lehman Oil & Natural Gas CW 12 LEPO =, †	146,971	0
Total Participation Notes (cost $4,952,197)		0
4

	Number of shares	Value (US $)
Short-Term Investments – 2.34%
Money Market Mutual Funds – 2.34%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	3,435,371	$3,435,371
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	3,435,371	3,435,371
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	3,435,371	3,435,371
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	3,435,371	3,435,371
Total Short-Term Investments (cost $13,741,484)		13,741,484
Total Value of Securities-99.55% (cost $537,593,547)		$584,926,028

Δ	Securities have been classified by country of risk. Aggregate classification by business sector has been presented on page 2 in “Security type / country and sector allocations.”
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2023, the aggregate value of Rule 144A securities was $32,042,501, which represents 5.45% of the Series’ net assets. See Note 8 in “Notes to financial statements.”
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
ω	Perpetual security with no stated maturity date.

Summary of abbreviations:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

LEPO – Low Exercise Price Option

PJSC – Private Joint Stock Company

See accompanying notes, which are an integral part of the financial statements.

5

Statement of assets and liabilities

Delaware VIP® Trust — Delaware VIP Emerging Markets Series	June 30, 2023 (Unaudited)
Assets:
Investments, at value*	$584,926,028
Cash	1,211
Foreign currencies, at valueΔ	1,057,336
Dividends and interest receivable	4,222,879
Receivable for series shares sold	359,943
Foreign tax reclaims receivable	43,277
Other assets	4,952
Total Assets	590,615,626
Liabilities:
Accrued capital gains taxes on appreciated securities	1,560,697
Other accrued expenses	812,347
Investment management fees payable to affiliates	472,494
Payable for series shares redeemed	136,824
Distribution fees payable to affiliates	64,243
Administration expenses payable to affiliates	20,044
Total Liabilities	3,066,649
Total Net Assets	$587,548,977

Net Assets Consist of:
Paid-in capital	$548,351,902
Total distributable earnings (loss)	39,197,075
Total Net Assets	$587,548,977

Net Asset Value
Standard Class:
Net assets	$330,110,328
Shares of beneficial interest outstanding, unlimited authorization, no par	15,893,418
Net asset value per share	$20.77
Service Class:
Net assets	$257,438,649
Shares of beneficial interest outstanding, unlimited authorization, no par	12,413,292
Net asset value per share	$20.74

*Investments, at cost	$537,593,547
ΔForeign currencies, at cost	1,046,125

See accompanying notes, which are an integral part of the financial statements.

6

Statement of operations

Delaware VIP® Trust — Delaware VIP Emerging Markets Series	Six months ended June 30, 2023 (Unaudited)
Investment Income:
Dividends	$12,796,880
Foreign tax withheld	(1,565,113)
11,231,767

Expenses:
Management fees	3,510,656
Distribution expenses — Service Class	385,647
Custodian fees	254,591
Dividend disbursing and transfer agent fees and expenses	137,045
Reports and statements to shareholders expenses	68,255
Accounting and administration expenses	50,259
Trustees’ fees and expenses	23,331
Legal fees	20,748
Audit and tax fees	20,160
Other	13,257
4,483,949
Less expenses waived	(767,468)
Less expenses paid indirectly	(1)
Total operating expenses	3,716,480
Net Investment Income (Loss)	7,515,287

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments[1]	(5,713,253)
Foreign currencies	(188,283)
Foreign currency exchange contracts	(26,754)
Net realized gain (loss)	(5,928,290)
Net change in unrealized appreciation (depreciation) on:
Investments[1]	38,035,082
Foreign currencies	20,734
Net change in unrealized appreciation (depreciation)	38,055,816
Net Realized and Unrealized Gain (Loss)	32,127,526
Net Increase (Decrease) in Net Assets Resulting from Operations	$39,642,813

[1]	Includes $1,560,697 increase in capital gains tax accrued.

See accompanying notes, which are an integral part of the financial statements.

7

Statements of changes in net assets

Delaware VIP® Trust — Delaware VIP Emerging Markets Series

	Six months ended 6/30/23 (Unaudited)	Year ended 12/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$7,515,287	$8,615,320
Net realized gain (loss)	(5,928,290)	(1,408,165)
Net change in unrealized appreciation (depreciation)	38,055,816	(210,303,611)
Net increase (decrease) in net assets resulting from operations	39,642,813	(203,096,456)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(4,852,337)	(13,031,896)
Service Class	(3,223,465)	(10,983,197)
	(8,075,802)	(24,015,093)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	28,775,964	46,742,952
Service Class	7,296,675	25,911,033

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	4,852,337	13,031,896
Service Class	3,223,465	10,983,197
	44,148,441	96,669,078
Cost of shares redeemed:
Standard Class	(14,606,557)	(24,919,016)
Service Class	(20,740,052)	(35,086,446)
	(35,346,609)	(60,005,462)
Increase in net assets derived from capital share transactions	8,801,832	36,663,616
Net Increase (Decrease) in Net Assets	40,368,843	(190,447,933)

Net Assets:
Beginning of period	547,180,134	737,628,067
End of period	$587,548,977	$547,180,134

See accompanying notes, which are an integral part of the financial statements.

8

Financial highlights

Delaware VIP® Emerging Markets Series Standard Class

Selected data for each share of the Series outstanding throughout each period were as follows:

	Six months ended 6/30/23[1]	Year ended
	(Unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$19.70	$28.37	$29.42	$24.27	$20.36	$25.06

Income (loss) from investment operations:
Net investment income[2]	0.29	0.35	1.00	0.10	0.19	0.16
Net realized and unrealized gain (loss)	1.11	(8.06)	(1.81)	5.65	4.35	(3.98)
Total from investment operations	1.40	(7.71)	(0.81)	5.75	4.54	(3.82)

Less dividends and distributions from:
Net investment income	(0.33)	(0.96)	(0.10)	(0.18)	(0.15)	(0.80)
Net realized gain	—	—	(0.14)	(0.42)	(0.48)	(0.08)
Total dividends and distributions	(0.33)	(0.96)	(0.24)	(0.60)	(0.63)	(0.88)

Net asset value, end of period	$20.77	$19.70	$28.37	$29.42	$24.27	$20.36

Total return[3]	7.19%[4]	(27.58)%[4]	(2.84)%[4]	25.09%[4]	22.63%[4]	(15.81)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$330,110	$294,244	$377,296	$339,348	$328,524	$236,592
Ratio of expenses to average net assets[5]	1.18%	1.20%	1.25%	1.28%	1.30%	1.34%
Ratio of expenses to average net assets prior to fees waived[5]	1.45%	1.41%	1.34%	1.36%	1.34%	1.34%
Ratio of net investment income to average net assets	2.80%	1.59%	3.34%	0.44%	0.86%	0.71%
Ratio of net investment income to average net assets prior to fees waived	2.53%	1.38%	3.25%	0.36%	0.82%	0.71%
Portfolio turnover	2%	2%	2%	3%	20%	11%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[4]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.

See accompanying notes, which are an integral part of the financial statements.

9

Financial highlights

Delaware VIP® Emerging Markets Series Service Class

Selected data for each share of the Series outstanding throughout each period were as follows:

	Six months ended 6/30/23[1]	Year ended
	(Unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$19.63	$28.25	$29.31	$24.17	$20.28	$24.97

Income (loss) from investment operations:
Net investment income[2]	0.26	0.28	0.90	0.03	0.12	0.10
Net realized and unrealized gain (loss)	1.11	(8.03)	(1.80)	5.64	4.34	(3.97)
Total from investment operations	1.37	(7.75)	(0.90)	5.67	4.46	(3.87)

Less dividends and distributions from:
Net investment income	(0.26)	(0.87)	(0.02)	(0.11)	(0.09)	(0.74)
Net realized gain	—	—	(0.14)	(0.42)	(0.48)	(0.08)
Total dividends and distributions	(0.26)	(0.87)	(0.16)	(0.53)	(0.57)	(0.82)

Net asset value, end of period	$20.74	$19.63	$28.25	$29.31	$24.17	$20.28

Total return[3]	7.05%	(27.81)%	(3.13)%	24.69%	22.25%	(16.03)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$257,439	$252,936	$360,332	$379,331	$358,165	$323,530
Ratio of expenses to average net assets[4]	1.48%	1.50%	1.55%	1.58%	1.60%	1.62%
Ratio of expenses to average net assets prior to fees waived[4]	1.75%	1.71%	1.64%	1.66%	1.64%	1.64%
Ratio of net investment income to average net assets	2.50%	1.29%	3.04%	0.14%	0.56%	0.43%
Ratio of net investment income to average net assets prior to fees waived	2.23%	1.08%	2.95%	0.06%	0.52%	0.41%
Portfolio turnover	2%	2%	2%	3%	20%	11%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[4]	Expense ratios do not include expenses of any investment companies in which the Series invests.

See accompanying notes, which are an integral part of the financial statements.

10

Notes to financial statements

Delaware VIP® Trust — Delaware VIP Emerging Markets Series	June 30, 2023 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 10 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Delaware VIP Emerging Markets Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Series’ valuation designee, Delaware Management Company (DMC). Subject to the oversight of the Trust’s Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2023, and for all open tax years (years ended December 31, 2019–December 31, 2022), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regard to foreign taxes only, the Series has open tax years in certain foreign countries in which it invests that may date back to the inception of the Series. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended June 30, 2023, the Series did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

(continues)	11

Notes to financial statements

Delaware VIP® Trust — Delaware VIP Emerging Markets Series

1. Significant Accounting Policies (continued)

Derivative Financial Instruments — The Series may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Series must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Series’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Series can realize on an investment and/or may result in lower distributions paid to shareholders. The Series’ investments in these instruments, if any, are discussed in detail in the Notes to financial statements.

Segregation and Collateralizations — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Series may deliver or receive collateral in connection with certain investments (e.g., futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged/received to cover obligations of the Series under derivative contracts, if any, will be reported separately on the “Statement of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedule of investments.”

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. Income and capital gain distributions from any Underlying Funds in which the Series invests are recorded on the ex-dividend date. The Series may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Series will accrue such taxes as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 1.25% on the first $500 million of average daily net assets of the Series, 1.20% on the next $500 million, 1.15% on the next $1.5 billion, and 1.10% on average daily net assets in excess of $2.5 billion.

12

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 1.18% of the Series’ average daily net assets for the Standard Class and the Service Class from January 1, 2023 through June 30, 2023.* These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.

DMC may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL) to execute Series security trades on its behalf. DMC may also seek quantitative support from MIMGL. Although MIMGL serve as sub-advisor, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Series, may pay MIMGL a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2023, the Series paid $10,295 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2023, the Series paid $21,310 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly. Standard Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Series. For the six months ended June 30, 2023, the Series paid $5,881 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of any Underlying Funds including ETFs in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

*The aggregate contractual waiver period covering this report is from April 29, 2022 through April 30, 2024.

(continues)	13

Notes to financial statements

Delaware VIP® Trust — Delaware VIP Emerging Markets Series

3. Investments

For the six months ended June 30, 2023, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$12,182,204
Sales	11,524,852

At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

Cost of investments	$537,593,547
Aggregate unrealized appreciation of investments	$186,391,542
Aggregate unrealized depreciation of investments	(139,059,061)
Net unrealized appreciation of investments	$47,332,481

At December 31, 2022, capital loss carryforwards available to offset future realized capital gains were as follows:

Loss carryforward character
Short-term	Long-term	Total
$1,258,686	$6,810,503	$8,069,189

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

14

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2023:

	Level 1	Level 2	Level 3		Total
Securities
Assets:
Common Stocks
Argentina	$6,644,007	$846,427	$—		$7,490,434
Bahrain	1,313,572	—	—		1,313,572
Brazil	32,209,011	—	—		32,209,011
Chile	7,262,000	—	—		7,262,000
China/Hong Kong	43,154,869	114,962,787	—		158,117,656
India	171,456	74,407,333	—		74,578,789
Indonesia	—	8,432,295	—		8,432,295
Japan	—	3,570,642	—		3,570,642
Malaysia	—	275,159	—		275,159
Mexico	26,197,717	—	—		26,197,717
Peru	2,621,047	—	—		2,621,047
Republic of Korea	11,517,065	96,226,452	—		107,743,517
Russia	—	—	—	[1,2]	—
South Africa	383,917	—	—		383,917
Taiwan	—	106,326,444	—		106,326,444
Turkey	970,372	5,151,029	—		6,121,401
United Kingdom	1,639,949	—	—		1,639,949
Convertible Preferred Stock	—	188,192	—		188,192
Participation Notes	—	—	—	[2]	—
Preferred Stocks	2,020,108	23,629,744	—	[2]	25,649,852
Rights	801,689	—	—		801,689
Warrants	261,261	—	—		261,261
Short-Term Investments	13,741,484	—	—		13,741,484
Total Value of Securities	$150,909,524	$434,016,504	$—		$584,926,028

1The value represents valuations of Russian Common Stocks for which Management has determined include significant unobservable inputs as of June 30, 2023.

2The security that has been valued at zero on the “Schedule of investments” is considered to be Level 3 investments in this table.

As a result of utilizing international fair value pricing at June 30, 2023, a portion of the common stock in the portfolio was categorized as Level 2.

During the six months ended June 30, 2023, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Series’ net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Series’ net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Series’ net assets at the end of the period.

(continues)	15

Notes to financial statements

Delaware VIP® Trust — Delaware VIP Emerging Markets Series

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/23	Year ended 12/31/22
Shares sold:
Standard Class	1,406,056	2,192,970
Service Class	355,378	1,192,323
Shares issued upon reinvestment of dividends and distributions:
Standard Class	245,564	581,781
Service Class	163,295	490,980
	2,170,293	4,458,054
Shares redeemed:
Standard Class	(696,035)	(1,136,299)
Service Class	(990,416)	(1,553,673)
	(1,686,451)	(2,689,972)
Net increase	483,842	1,768,082

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 30, 2023.

The Series had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Series may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series maximum risk of loss from counterparty credit risk

16

is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

During the six months ended June 30, 2023, the Series entered into foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

During the six months ended June 30, 2023, the Series experienced net realized and unrealized gains or losses attributable to foreign currency holdings, which are disclosed on the “Statement of assets and liabilities” and “Statement of operations.”

The table below summarizes the average daily balance of derivative holdings by the Series during the six months ended June 30, 2023:

	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average notional value)	$19,145	$15,581

7. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by the Series is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

(continues)	17

Notes to financial statements

Delaware VIP® Trust — Delaware VIP Emerging Markets Series

7. Securities Lending (continued)

At June 30, 2023, the Series had no securities out on loan.

8. Credit and Market Risk

The global outbreak of COVID-19 resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the outbreak, its full economic impact and ongoing effects at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Series’ performance.

Beginning in late February 2022, global financial markets have experienced and may continue to experience significant volatility related to military action by Russia in Ukraine. As a result of this military action, the US and many other countries have imposed sanctions on Russia and certain Russian individuals, banks and corporations. The ongoing hostilities and resulting sanctions are expected to have a severe adverse effect on the region’s economies and more globally, including significant negative impact on markets for certain securities and commodities, such as oil and natural gas. Any cessation of trading on the Russian securities markets will impact the value and liquidity of certain portfolio holdings. The extent and duration of military action, sanctions, and resulting market disruptions are impossible to predict, but could be substantial and prolonged and impact the Series’ performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Series invests will cause the NAV of the Series to fluctuate.

The Series invests a significant portion of its assets in the greater China region, which consists of Hong Kong, the People’s Republic of China, and Taiwan, among other countries. As a result, the Series’ investments in the region are particularly susceptible to risks in that region. Adverse events in any one country within the region may impact the other countries in the region or Asia as a whole. As a result, adverse events in the region will generally have a greater effect on the Series than if the Series were more geographically diversified, which could result in greater volatility in the Series’ net asset value and losses. Markets in the greater China region can experience significant volatility due to social, economic, regulatory, and political uncertainties.

Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

18

9. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

10. New Regulatory Pronouncement

In October 2022, the Securities and Exchange Commission (SEC) adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and ETFs; and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in the Series’ financial statements.

(continues)	19

Other Series information (Unaudited)

Delaware VIP® Trust — Delaware VIP Emerging Markets Series

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Series has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Series in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Series’ liquidity risk; (2) classification of each of the Series’ portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Series’ net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Series’ acquisition of Illiquid investments if, immediately after the acquisition, the Series would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Series’ holdings of Illiquid assets exceed 15% of the Series’ net assets. Series with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Series’ liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Series’ investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Series during both normal and reasonably foreseeable stressed conditions; and (3) the Series’ holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Series’ portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Series primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 23-25, 2023, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2022 through March 31, 2023. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Series’ liquidity needs. The Series’ HLIM is set at an appropriate level and the Series complied with its HLIM at all times during the reporting period.

20

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Form N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

(3031246)
SA-VIPEM-0823

Semiannual report

Delaware VIP® Trust

Delaware VIP Small Cap Value Series

June 30, 2023

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2023, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

This material may be used in conjunction with the offering of shares in Delaware VIP® Small Cap Value Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2023 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Series expenses

For the six-month period from January 1, 2023 to June 30, 2023 (Unaudited)

The investment objective of the Series is to seek capital appreciation.

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2023 to June 30, 2023.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual Series return†
Standard Class	$1,000.00	$1,018.30	0.80%	$4.00
Service Class	1,000.00	1,016.90	1.10%	5.50
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,020.83	0.80%	$4.01
Service Class	1,000.00	1,019.34	1.10%	5.51

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series’ expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of any Underlying Funds.

1

Security type / sector allocations and top 10 equity holdings

Delaware VIP® Trust — Delaware VIP Small Cap Value Series	As of June 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stocks	97.34%
Basic Industry	8.00%
Consumer Discretionary	12.22%
Consumer Staples	3.47%
Energy	6.54%
Financial Services	21.58%
Healthcare	4.40%
Industrials	15.45%
Real Estate Investment Trusts	7.89%
Technology	11.52%
Transportation	2.59%
Utilities	3.68%
Short-Term Investments	2.68%
Total Value of Securities	100.02%
Liabilities Net of Receivables and Other Assets	(0.02)%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Atkore	2.24%
MasTec	2.11%
ITT	1.76%
Stifel Financial	1.60%
Hancock Whitney	1.55%
Flex	1.51%
Webster Financial	1.47%
Meritage Homes	1.42%
Louisiana-Pacific	1.40%
FNB	1.40%
2

Schedule of investments

Delaware VIP® Trust — Delaware VIP Small Cap Value Series	June 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 97.34%
Basic Industry — 8.00%
Ashland	119,000	$10,342,290
Avient	359,950	14,721,955
Berry Global Group	338,760	21,795,818
HB Fuller	285,700	20,430,407
Huntsman	519,671	14,041,511
Louisiana-Pacific	302,316	22,667,654
Ryerson Holding	215,342	9,341,536
Summit Materials Class A †	419,146	15,864,676
		129,205,847
Consumer Discretionary — 12.22%
Acushnet Holdings	278,700	15,239,316
Adient †	402,000	15,404,640
Barnes Group	397,600	16,774,744
Choice Hotels International	99,100	11,646,232
Columbia Sportswear	180,600	13,949,544
Cracker Barrel Old Country Store	67,800	6,317,604
Group 1 Automotive	69,700	17,989,570
KB Home	338,900	17,524,519
Meritage Homes	160,900	22,891,243
Oxford Industries	74,450	7,327,369
Steven Madden	387,050	12,652,664
TEGNA	695,300	11,291,672
Texas Roadhouse	118,450	13,299,566
UniFirst	97,700	15,144,477
		197,453,160
Consumer Staples — 3.47%
Flowers Foods	421,500	10,486,920
Hostess Brands †	553,300	14,009,556
J & J Snack Foods	123,500	19,557,460
Performance Food Group †	199,653	12,027,097
		56,081,033
Energy — 6.54%
CNX Resources †	697,050	12,351,726
EnLink Midstream †	217,178	2,302,087
Liberty Energy	1,071,100	14,320,607
Magnolia Oil & Gas Class A	915,200	19,127,680
Matador Resources	269,420	14,096,054
Murphy Oil	492,950	18,879,985
Patterson-UTI Energy	1,039,800	12,446,406
PBF Energy Class A	297,900	12,196,026
		105,720,571
Financial Services — 21.58%
American Equity Investment Life Holding	239,571	12,484,045
Assurant	132,600	16,670,472
Axis Capital Holdings	282,200	15,190,826
Bank of NT Butterfield & Son	318,000	8,700,480
Bread Financial Holdings	252,900	7,938,531
Cadence Bank	573,750	11,268,450
Columbia Banking System	816,333	16,555,233
East West Bancorp	371,686	19,621,304
Essent Group	342,200	16,014,960
First Financial Bancorp	650,350	13,293,154
First Interstate BancSystem Class A	405,449	9,665,904
FNB	1,975,700	22,602,008
Hancock Whitney	651,250	24,994,975
Hanover Insurance Group	137,900	15,586,837
Hope Bancorp	1,028,370	8,658,875
Sandy Spring Bancorp	251,800	5,710,824
Selective Insurance Group	152,040	14,588,238
Stewart Information Services	251,800	10,359,052
Stifel Financial	433,950	25,893,797
Synovus Financial	578,250	17,492,063
Valley National Bancorp	2,700,800	20,931,200
Washington Federal	402,750	10,680,930
Webster Financial	629,283	23,755,433
		348,657,591
Healthcare — 4.40%
Avanos Medical †	406,000	10,377,360
Integer Holdings †	199,200	17,651,112
Integra LifeSciences Holdings †	338,600	13,926,618
NuVasive †	177,800	7,394,702
Prestige Consumer Healthcare †	228,350	13,570,840
Service Corp. International	126,350	8,160,947
		71,081,579
Industrials — 15.45%
Atkore †	232,600	36,271,644
CACI International Class A †	57,800	19,700,552
Concentrix	101,300	8,179,975
H&E Equipment Services	317,100	14,507,325
ITT	305,580	28,483,112
KBR	334,825	21,783,714
MasTec †	288,446	34,027,975
Regal Rexnord	100,590	15,480,801
Terex	302,800	18,116,524
Timken	201,450	18,438,718
WESCO International	92,850	16,625,721
Zurn Elkay Water Solutions	666,900	17,932,941
		249,549,002
Real Estate Investment Trusts — 7.89%
Apple Hospitality REIT	961,000	14,520,710
Independence Realty Trust	1,027,270	18,716,859
3

Schedule of investments

Delaware VIP® Trust — Delaware VIP Small Cap Value Series

	Number of shares	Value (US $)
Common Stocks (continued)
Real Estate Investment Trusts (continued)
Kite Realty Group Trust	733,973	$16,396,957
LXP Industrial Trust	1,714,050	16,711,988
National Health Investors	223,900	11,736,838
Outfront Media	860,500	13,527,060
RPT Realty	756,700	7,907,515
Spirit Realty Capital	383,750	15,112,075
Tricon Residential	1,465,100	12,907,531
		127,537,533
Technology — 11.52%
Belden	197,800	18,919,570
Cirrus Logic †	193,800	15,699,738
Diodes †	201,400	18,627,486
Flex †	880,266	24,330,552
Leonardo DRS †	670,500	11,626,470
NCR †	310,109	7,814,747
NetScout Systems †	407,963	12,626,455
Power Integrations	230,500	21,821,435
TD SYNNEX	116,000	10,904,000
TTM Technologies †	1,147,312	15,947,637
Viavi Solutions †	974,500	11,041,085
Vishay Intertechnology	570,200	16,763,880
		186,123,055
Transportation — 2.59%
Kirby †	165,000	12,696,750
Saia †	27,150	9,296,431
Werner Enterprises	449,900	19,876,582
		41,869,763
Utilities — 3.68%
ALLETE	269,900	15,646,103
Black Hills	309,360	18,642,034
OGE Energy	359,500	12,909,645
Southwest Gas Holdings	193,200	12,297,180
		59,494,962
Total Common Stocks (cost $1,169,892,867)		1,572,774,096

Short-Term Investments — 2.68%
Money Market Mutual Funds — 2.68%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	10,800,690	10,800,690
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	10,800,690	10,800,690
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven- day effective yield 5.14%)	10,800,690	10,800,690
Morgan Stanley Institutional
Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	10,800,690	10,800,690
Total Short-Term Investments (cost $43,202,760)		43,202,760
Total Value of Securities—100.02% (cost $1,213,095,627)		$1,615,976,856

†	Non-income producing security.

Summary of abbreviations:

REIT – Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

4

Statement of assets and liabilities

Delaware VIP® Trust — Delaware VIP Small Cap Value Series	June 30, 2023 (Unaudited)
Assets:
Investments, at value*	$1,615,976,856
Cash	166,126
Dividends and interest receivable	2,421,440
Receivable for securities sold	1,688,717
Receivable for series shares sold	99,980
Foreign tax reclaims receivable	16,765
Prepaid expenses	214
Other assets	12,778
Total Assets	1,620,382,876
Liabilities:
Payable for securities purchased	1,272,010
Other accrued expenses	1,242,146
Payable for series shares redeemed	968,824
Investment management fees payable to affiliates	902,778
Distribution fees payable to affiliates	216,401
Administration expenses payable to affiliates	64,400
Total Liabilities	4,666,559
Total Net Assets	$1,615,716,317

Net Assets Consist of:
Paid-in capital	$1,151,063,704
Total distributable earnings (loss)	464,652,613
Total Net Assets	$1,615,716,317

Net Asset Value
Standard Class:
Net assets	$713,488,047
Shares of beneficial interest outstanding, unlimited authorization, no par	19,972,146
Net asset value per share	$35.72
Service Class:
Net assets	$902,228,270
Shares of beneficial interest outstanding, unlimited authorization, no par	25,380,006
Net asset value per share	$35.55

*Investments, at cost	$1,213,095,627

See accompanying notes, which are an integral part of the financial statements.

5

Statement of operations

Delaware VIP® Trust — Delaware VIP Small Cap Value Series	Six months ended June 30, 2023 (Unaudited)
Investment Income:
Dividends	$15,410,927
Foreign tax withheld	(23,777)
15,387,150

Expenses:
Management fees	5,088,152
Distribution expenses — Service Class	1,318,191
Dividend disbursing and transfer agent fees and expenses	288,068
Reports and statements to shareholders expenses	172,996
Accounting and administration expenses	104,225
Legal fees	63,824
Trustees’ fees and expenses	57,268
Custodian fees	24,965
Audit and tax fees	15,050
Other	11,629
7,144,368
Less expenses paid indirectly	(1)
Total operating expenses	7,144,367
Net Investment Income (Loss)	8,242,783

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	54,293,245
Net change in unrealized appreciation (depreciation) on investments	(23,577,637)
Net Realized and Unrealized Gain (Loss)	30,715,608
Net Increase (Decrease) in Net Assets Resulting from Operations	$38,958,391

See accompanying notes, which are an integral part of the financial statements.

6

Statements of changes in net assets

Delaware VIP® Trust — Delaware VIP Small Cap Value Series

	Six months ended 6/30/23 (Unaudited)	Year ended 12/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$8,242,783	$10,594,420
Net realized gain (loss)	54,293,245	59,439,084
Net change in unrealized appreciation (depreciation)	(23,577,637)	(268,769,425)
Net increase (decrease) in net assets resulting from operations	38,958,391	(198,735,921)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(26,805,345)	(35,691,430)
Service Class	(42,956,210)	(71,917,836)
	(69,761,555)	(107,609,266)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	78,921,122	125,569,762
Service Class	38,841,737	105,814,731

Net assets from merger:[1]
Standard Class	183,614,796	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	26,805,345	35,691,430
Service Class	42,956,210	71,917,836
	371,139,210	338,993,759
Cost of shares redeemed:
Standard Class	(83,961,242)	(71,175,072)
Service Class	(47,204,005)	(171,408,504)
	(131,165,247)	(242,583,576)
Increase in net assets derived from capital share transactions	239,973,963	96,410,183
Net Increase (Decrease) in Net Assets	209,170,799	(209,935,004)

Net Assets:
Beginning of period	1,406,545,518	1,616,480,522
End of period	$1,615,716,317	$1,406,545,518

1 See Note 5 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

7

Financial highlights

Delaware VIP® Small Cap Value Series Standard Class

Selected data for each share of the Series outstanding throughout each period were as follows:

	Six months ended 6/30/23[1]	Year ended
	(Unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$37.06	$45.54	$34.16	$38.30	$32.76	$42.73

Income (loss) from investment operations:
Net investment income[2]	0.24	0.36	0.32	0.35	0.44	0.41
Net realized and unrealized gain (loss)	0.33	(5.69)	11.41	(2.28)	8.48	(7.03)
Total from investment operations	0.57	(5.33)	11.73	(1.93)	8.92	(6.62)

Less dividends and distributions from:
Net investment income	(0.35)	(0.34)	(0.35)	(0.41)	(0.40)	(0.35)
Net realized gain	(1.56)	(2.81)	—	(1.80)	(2.98)	(3.00)
Total dividends and distributions	(1.91)	(3.15)	(0.35)	(2.21)	(3.38)	(3.35)

Net asset value, end of period	$35.72	$37.06	$45.54	$34.16	$38.30	$32.76

Total return[3]	1.83%	(12.09)%	34.42%	(1.90)%	28.14%	(16.72)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$713,488	$511,974	$522,319	$424,213	$435,375	$357,318
Ratio of expenses to average net assets[4]	0.80%	0.78%	0.75%	0.78%	0.77%	0.77%
Ratio of net investment income to average net assets	1.32%	0.92%	0.77%	1.20%	1.22%	1.03%
Portfolio turnover	17%	23%	13%	24%	17%	18%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[4]	Expense ratios do not include expenses of any investment companies in which the Series invests.

See accompanying notes, which are an integral part of the financial statements.

8

Delaware VIP® Small Cap Value Series Service Class

Selected data for each share of the Series outstanding throughout each period were as follows:

	Six months ended 6/30/23[1]	Year ended
	(Unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$36.82	$45.26	$33.98	$38.06	$32.58	$42.52

Income (loss) from investment operations:
Net investment income[2]	0.18	0.24	0.19	0.26	0.33	0.29
Net realized and unrealized gain (loss)	0.34	(5.66)	11.35	(2.22)	8.42	(6.98)
Total from investment operations	0.52	(5.42)	11.54	(1.96)	8.75	(6.69)

Less dividends and distributions from:
Net investment income	(0.23)	(0.21)	(0.26)	(0.32)	(0.29)	(0.25)
Net realized gain	(1.56)	(2.81)	—	(1.80)	(2.98)	(3.00)
Total dividends and distributions	(1.79)	(3.02)	(0.26)	(2.12)	(3.27)	(3.25)

Net asset value, end of period	$35.55	$36.82	$45.26	$33.98	$38.06	$32.58

Total return[3]	1.69%	(12.35)%	34.02%	(2.18)%	27.72%	(16.95)%[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$902,228	$894,572	$1,094,161	$880,071	$879,365	$700,824
Ratio of expenses to average net assets[5]	1.10%	1.08%	1.05%	1.08%	1.07%	1.05%
Ratio of expenses to average net assets prior to fees waived[5]	1.10%	1.08%	1.05%	1.08%	1.07%	1.07%
Ratio of net investment income to average net assets	1.02%	0.62%	0.47%	0.90%	0.92%	0.74%
Ratio of net investment income to average net assets prior to fees waived	1.02%	0.62%	0.47%	0.90%	0.92%	0.72%
Portfolio turnover	17%	23%	13%	24%	17%	18%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.

See accompanying notes, which are an integral part of the financial statements.

9

Notes to financial statements

Delaware VIP® Trust — Delaware VIP Small Cap Value Series	June 30, 2023 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 10 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Delaware VIP Small Cap Value Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Series’ valuation designee, Delaware Management Company (DMC). Subject to the oversight of the Trust’s Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2023, and for all open tax years (years ended December 31, 2019–December 31, 2022), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended June 30, 2023, the Series did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any Underlying Funds in which the Series invests are recorded on the ex-dividend date. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification

10

upon notice of the character of such distributions by the issuer, which are estimated. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Effective May 1, 2023, DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 0.80% of the Series’ average daily net assets for the Standard Class and the Service Class through June 30, 2023.* These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.

DMC may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL) to execute Series security trades on its behalf. DMC may also seek quantitative support from MIMGL. Although MIMGL serves as Sub-Advisor, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Series, may pay MIMGLa portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2023, the Series paid $23,970 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2023, the Series paid $54,329 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly. Standard Class shares do not pay a 12b-1 fee.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Series. For the six months ended June 30, 2023, the Series paid $18,030 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

(continues)	11

Notes to financial statements

Delaware VIP® Trust — Delaware VIP Small Cap Value Series

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

Cross trades for the six months ended June 30, 2023 were executed by the Series pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board review a report related to the Series’ compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended June 30, 2023, the Series engaged in Rule 17a-7 securities purchases of $20,110,761.

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

*The aggregate contractual waiver period covering this report is from May 1, 2023 through April 30, 2024.

3. Investments

For the six months ended June 30, 2023, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$244,283,620
Sales	246,900,702

At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

Cost of investments	$1,213,095,627
Aggregate unrealized appreciation of investments	$464,036,377
Aggregate unrealized depreciation of investments	(61,155,148)
Net unrealized appreciation of investments	$402,881,229

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for
12

the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2023:

Level 1
Securities
Assets:
Common Stocks	$1,572,774,096
Short-Term Investments	43,202,760
Total Value of Securities	$1,615,976,856

During the six months ended June 30, 2023, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Series’ net assets. During the six months ended June 30, 2023, there were no Level 3 investments.

(continues)	13

Notes to financial statements

Delaware VIP® Trust — Delaware VIP Small Cap Value Series

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/23	Year ended 12/31/22
Shares sold:
Standard Class	2,149,812	3,234,348
Service Class	1,103,043	2,683,554

Shares from merger:[1]
Standard Class	5,477,774	—
Shares issued upon reinvestment of dividends and distributions:
Standard Class	794,468	908,641
Service Class	1,278,840	1,839,332
	10,803,937	8,665,875
Shares redeemed:
Standard Class	(2,264,719)	(1,796,864)
Service Class	(1,298,460)	(4,401,550)
	(3,563,179)	(6,198,414)
Net increase	7,240,758	2,467,461

1 See Note 5.

5. Reorganization

On November 10, 2022, the Board approved a proposal to reorganize (the “Reorganization”) Delaware VIP Special Situations Series, a series of Delaware VIP Trust (the “Acquired Series”), with and into Delaware VIP Small Cap Value Series (the “Acquiring Series”). Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property, assets, and goodwill of the Acquired Series were acquired by the Acquiring Series and (ii) the Trust, on behalf of the Acquiring Series, assumed the liabilities of the Acquired Series, in exchange for shares of the Acquiring Series. In accordance with the Plan, the Acquired Series liquidated and dissolved following the Reorganization. In approving the Reorganization, the Board considered various factors, including that the Acquiring Series and the Acquired Series share similar investment objectives, principal investment strategies and principal risks, and materially identical fundamental investment restrictions and that the Acquiring Series’ overall total expense ratio is expected to be lower than the corresponding Acquired Series’ total expense ratio following the Reorganization taking into account applicable expense limitation arrangements. The Reorganization was accomplished by a tax-free exchange of shares on April 28, 2023. For financial reporting purposes, assets received and shares issued by the Acquiring Series were recorded at fair value; however, the cost basis of the investments received from the Acquired Series was carried forward to align ongoing reporting of the Acquiring Series’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The share transactions associated with April 28, 2023 for the Reorganization were as follows:

	Acquired Series Net Assets	Acquired Series Shares Outstanding	Shares Converted to Acquiring Series	Acquiring Series Net Assets	Conversion Ratio
	Delaware VIP Special Situations Series		Delaware VIP Small Cap Value Series
Standard Class	$183,614,796	7,122,824	5,477,774	$494,242,507	0.7690
14

The net assets of the Acquired Series before the Reorganization were $183,614,796. The net assets of the Acquiring Series immediately following the Reorganization were $1,523,088,055.

Assuming the Reorganization had been completed on January 1, 2023, Acquiring Series’ pro forma results of operations for the six months ended June 30, 2023, would have been as follows:

Net investment income	$8,785,752
Net realized gain on investments	61,023,965
Net change in unrealized appreciation (depreciation)	(39,529,129)
Net increase in net assets resulting from operations	$30,280,588

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of the Acquired Series that have been included in the Acquiring Series’ Statement of Operations since the Reorganization was consummated on April 28, 2023.

6. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 30, 2023.

The Series had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.

7. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by the Series is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and

(continues)	15

Notes to financial statements

Delaware VIP® Trust — Delaware VIP Small Cap Value Series

7. Securities Lending (continued)

provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower.

The Series records security lending income net of allocations to the security lending agent and the borrower. The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

At June 30, 2023, the Series had no securities out on loan.

8. Credit and Market Risk

The global outbreak of COVID-19 resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the outbreak, its full economic impact and ongoing effects at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Series’ performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Series invests will cause the NAV of the Series to fluctuate.

The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Series invests in REITs and is subject to the risks associated with that industry. If the Series holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2023. The Series’ REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2023, there were no Rule 144A securities held by the Series.

16

9. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

10. New Regulatory Pronouncement

In October 2022, the Securities and Exchange Commission (SEC) adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and ETFs; and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in the Series’ financial statements.

(continues)	17

Other Series information (Unaudited)

Delaware VIP® Trust — Delaware VIP Small Cap Value Series

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Series has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Series in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Series’ liquidity risk; (2) classification of each of the Series’ portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Series’ net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Series’ acquisition of Illiquid investments if, immediately after the acquisition, the Series would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Series’ holdings of Illiquid assets exceed 15% of the Series’ net assets. Series with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Series’ liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Series’ investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Series during both normal and reasonably foreseeable stressed conditions; and (3) the Series’ holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Series’ portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Series primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 23-25, 2023, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2022 through March 31, 2023. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Series’ liquidity needs. The Series’ HLIM is set at an appropriate level and the Series complied with its HLIM at all times during the reporting period.

18

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Form N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

(3031246)

SA-VIPSCV-0823

Semiannual report

Delaware VIP® Trust

Delaware VIP Fund for Income Series

June 30, 2023

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2023, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

This material may be used in conjunction with the offering of shares in Delaware VIP® Fund for Income Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2023 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Series expenses

For the six-month period from January 1, 2023 to June 30, 2023 (Unaudited)

The investment objective of the Series is to seek high current income.

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2023 to June 30, 2023.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual Series return†
Standard Class	$1,000.00	$1,050.50	0.74%	$3.76
Service Class	1,000.00	1,048.20	1.04%	5.28
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,021.12	0.74%	$3.71
Service Class	1,000.00	1,019.64	1.04%	5.21
*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series’ expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of any Underlying Funds.

1

Security type / sector allocations

Delaware VIP® Trust — Delaware VIP Fund for Income Series	As of June 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Corporate Bonds	84.27%
Automotive	2.73%
Basic Industry	5.92%
Capital Goods	5.06%
Consumer Goods	0.98%
Electric	2.49%
Energy	12.39%
Financial Services	2.66%
Healthcare	6.11%
Insurance	4.51%
Leisure	6.90%
Media	8.81%
Retail	4.96%
Services	5.68%
Technology & Electronics	5.63%
Telecommunications	7.03%
Transportation	2.41%
Loan Agreements	11.13%
Short-Term Investments	3.39%
Total Value of Securities	98.79%
Receivables and Other Assets Net of Liabilities	1.21%
Total Net Assets	100.00%

2

Schedule of investments

Delaware VIP® Trust — Delaware VIP Fund for Income Series	June 30, 2023 (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds — 84.27%
Automotive — 2.73%
Allison Transmission 144A 5.875% 6/1/29 #	410,000	$400,262
Ford Motor 4.75% 1/15/43	265,000	204,014
Ford Motor Credit
3.375% 11/13/25	260,000	242,009
4.542% 8/1/26	270,000	254,042
7.35% 3/6/30	475,000	485,624
Goodyear Tire & Rubber 5.25% 7/15/31	470,000	408,818
		1,994,769
Basic Industry — 5.92%
Chemours 144A 5.75% 11/15/28 #	485,000	446,125
CP Atlas Buyer 144A 7.00% 12/1/28 #	250,000	196,531
Domtar 144A 6.75% 10/1/28 #	216,000	183,594
First Quantum Minerals
144A 6.875% 10/15/27 #	440,000	429,887
144A 7.50% 4/1/25 #	320,000	320,051
144A 8.625% 6/1/31 #	550,000	564,372
FMG Resources August 2006
144A 5.875% 4/15/30 #	330,000	314,617
144A 6.125% 4/15/32 #	150,000	143,167
Novelis
144A 3.875% 8/15/31 #	95,000	78,283
144A 4.75% 1/30/30 #	975,000	867,420
Standard Industries 144A 3.375% 1/15/31 #	554,000	446,603
Vibrantz Technologies 144A 9.00% 2/15/30 #	447,000	343,059
		4,333,709
Capital Goods — 5.06%
ARD Finance 144A PIK 6.50% 6/30/27 #, >	425,000	344,941
Ardagh Metal Packaging Finance USA
144A 3.25% 9/1/28 #	220,000	189,221
144A 4.00% 9/1/29 #	230,000	182,415
Bombardier
144A 6.00% 2/15/28 #	441,000	417,322
144A 7.50% 2/1/29 #	130,000	128,645
Clydesdale Acquisition Holdings
144A 6.625% 4/15/29 #	75,000	71,614
144A 8.75% 4/15/30 #	240,000	212,118
Mauser Packaging Solutions Holding
144A 7.875% 8/15/26 #	525,000	522,159
144A 9.25% 4/15/27 #	190,000	175,594
Roller Bearing Co. of America 144A 4.375% 10/15/29 #	735,000	659,411
Sealed Air 144A 5.00% 4/15/29 #	215,000	200,279
TransDigm 4.625% 1/15/29	670,000	596,787
		3,700,506
Consumer Goods — 0.98%
Cerdia Finanz 144A 10.50% 2/15/27 #	320,000	315,130
Pilgrim’s Pride 4.25% 4/15/31	465,000	399,195
		714,325
Electric — 2.49%
Calpine
144A 4.625% 2/1/29 #	155,000	130,953
144A 5.00% 2/1/31 #	510,000	422,460
144A 5.125% 3/15/28 #	270,000	241,321
Vistra
144A 7.00% 12/15/26 #, µ, ψ	785,000	685,796
144A 8.00% 10/15/26 #, µ, ψ	365,000	341,683
		1,822,213
Energy — 12.39%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	495,000	442,125
144A 7.00% 11/1/26 #	230,000	222,833
Callon Petroleum
144A 7.50% 6/15/30 #	475,000	448,795
144A 8.00% 8/1/28 #	290,000	287,075
CNX Midstream Partners 144A 4.75% 4/15/30 #	240,000	203,802
CNX Resources 144A 6.00% 1/15/29 #	485,000	450,025
Crestwood Midstream Partners
144A 6.00% 2/1/29 #	522,000	487,947
144A 7.375% 2/1/31 #	70,000	69,077
EQM Midstream Partners 144A 4.75% 1/15/31 #	667,000	585,055
6.50% 7/15/48	124,000	112,330
Genesis Energy
7.75% 2/1/28	375,000	357,116
8.00% 1/15/27	775,000	756,486
Hilcorp Energy I
144A 6.00% 4/15/30 #	520,000	474,037
144A 6.00% 2/1/31 #	70,000	62,659
144A 6.25% 4/15/32 #	268,000	239,291
Murphy Oil 6.375% 7/15/28	820,000	809,031
NuStar Logistics
6.00% 6/1/26	267,000	260,327
6.375% 10/1/30	310,000	296,109
Occidental Petroleum 4.50% 7/15/44	105,000	80,650
Southwestern Energy
5.375% 2/1/29	75,000	70,700
5.375% 3/15/30	750,000	700,603

3

Schedule of investments

Delaware VIP® Trust — Delaware VIP Fund for Income Series

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
USA Compression Partners
6.875% 4/1/26	270,000	$264,734
6.875% 9/1/27	500,000	477,945
Vital Energy 144A 7.75% 7/31/29 #	420,000	346,903
Weatherford International 144A 8.625% 4/30/30 #	545,000	553,817
		9,059,472
Financial Services — 2.66%
AerCap Holdings 5.875% 10/10/79 µ	800,000	755,669
Air Lease 4.65% 6/15/26 µ, ψ	450,000	376,677
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	710,000	629,366
Midcap Financial Issuer Trust 144A 6.50% 5/1/28 #	210,000	187,149
		1,948,861
Healthcare — 6.11%
AthenaHealth Group 144A 6.50% 2/15/30 #	200,000	168,528
Avantor Funding 144A 3.875% 11/1/29 #	425,000	372,482
Bausch Health 144A 11.00% 9/30/28 #	186,000	132,581
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	425,000	385,231
CHS 144A 4.75% 2/15/31 #	470,000	355,742
DaVita
144A 3.75% 2/15/31 #	240,000	192,194
144A 4.625% 6/1/30 #	625,000	537,243
Heartland Dental 144A 8.50% 5/1/26 #	504,000	452,144
Medline Borrower 144A 3.875% 4/1/29 #	385,000	334,953
ModivCare Escrow Issuer 144A 5.00% 10/1/29 #	149,000	110,401
Organon & Co. 144A 5.125% 4/30/31 #	665,000	549,532
Tenet Healthcare
4.375% 1/15/30	490,000	442,644
6.125% 10/1/28	300,000	289,098
144A 6.75% 5/15/31 #	145,000	145,534
		4,468,307
Insurance — 4.51%
HUB International 144A 5.625% 12/1/29 #	470,000	422,115
Jones Deslauriers Insurance Management
144A 8.50% 3/15/30 #	740,000	755,803
144A 10.50% 12/15/30 #	560,000	564,986
NFP
144A 6.875% 8/15/28 #	645,000	560,783
144A 7.50% 10/1/30 #	185,000	179,284
USI 144A 6.875% 5/1/25 #	821,000	815,918
		3,298,889
Leisure — 6.90%
Boyd Gaming
4.75% 12/1/27	505,000	478,931
144A 4.75% 6/15/31 #	325,000	290,681
Caesars Entertainment 144A 8.125% 7/1/27 #	444,000	454,920
Carnival
144A 5.75% 3/1/27 #	1,215,000	1,119,641
144A 6.00% 5/1/29 #	100,000	89,377
144A 7.625% 3/1/26 #	245,000	240,179
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	1,362,000	1,271,474
Scientific Games Holdings 144A 6.625% 3/1/30 #	635,000	559,387
Scientific Games International 144A 7.25% 11/15/29 #	545,000	546,172
		5,050,762
Media — 8.81%
AMC Networks 4.25% 2/15/29	450,000	242,414
Arches Buyer 144A 6.125% 12/1/28 #	465,000	401,179
CCO Holdings
144A 4.50% 8/15/30 #	875,000	729,392
4.50% 5/1/32	120,000	95,932
144A 5.375% 6/1/29 #	365,000	330,334
CMG Media 144A 8.875% 12/15/27 #	705,000	495,193
CSC Holdings
144A 4.625% 12/1/30 #	900,000	401,379
144A 5.00% 11/15/31 #	440,000	205,349
144A 5.75% 1/15/30 #	460,000	217,849
Cumulus Media New Holdings 144A 6.75% 7/1/26 #	484,000	333,289
Directv Financing 144A 5.875% 8/15/27 #	670,000	607,563
DISH DBS 144A 5.75% 12/1/28 #	670,000	499,591
Gray Escrow II 144A 5.375% 11/15/31 #	885,000	587,545
Gray Television 144A 4.75% 10/15/30 #	275,000	186,784
Nexstar Media 144A 4.75% 11/1/28 #	345,000	299,678
Sirius XM Radio 144A 4.00% 7/15/28 #	935,000	813,396
		6,446,867

4

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Retail — 4.96%
Asbury Automotive Group 144A 4.625% 11/15/29 #	360,000	$319,944
4.75% 3/1/30	320,000	284,707
Bath & Body Works
6.875% 11/1/35	295,000	270,371
6.95% 3/1/33	505,000	453,704
Bloomin’ Brands 144A 5.125% 4/15/29 #	495,000	442,893
LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #	630,000	587,256
Michaels
144A 5.25% 5/1/28 #	265,000	214,377
144A 7.875% 5/1/29 #	205,000	138,375
Murphy Oil USA 144A 3.75% 2/15/31 #	450,000	377,595
PetSmart 144A 7.75% 2/15/29 #	540,000	537,159
		3,626,381
Services — 5.68%
ADT Security 144A 4.125% 8/1/29 #	470,000	406,477
CDW 3.569% 12/1/31	675,000	570,551
Gartner 144A 4.50% 7/1/28 #	395,000	369,369
Iron Mountain
144A 5.25% 3/15/28 #	460,000	430,561
144A 5.25% 7/15/30 #	260,000	234,517
Prime Security Services Borrower 144A 5.75% 4/15/26 #	265,000	260,370
Staples 144A 7.50% 4/15/26 #	795,000	657,678
United Rentals North America 3.875% 2/15/31	435,000	377,014
White Cap Buyer 144A 6.875% 10/15/28 #	610,000	553,627
White Cap Parent 144A PIK 8.25% 3/15/26 #, >	308,000	295,361
		4,155,525
Technology & Electronics — 5.63%
Clarios Global 144A 8.50% 5/15/27 #	365,000	366,282
CommScope 144A 8.25% 3/1/27 #	225,000	180,310
CommScope Technologies 144A 6.00% 6/15/25 #	389,000	363,071
Entegris Escrow
144A 4.75% 4/15/29 #	212,000	197,002
144A 5.95% 6/15/30 #	585,000	561,382
Micron Technology 5.875% 9/15/33	365,000	361,884
NCR
144A 5.00% 10/1/28 #	220,000	196,590
144A 5.125% 4/15/29 #	195,000	172,807
144A 5.25% 10/1/30 #	450,000	391,886
Seagate HDD Cayman
5.75% 12/1/34	210,000	186,567
144A 8.25% 12/15/29 #	195,000	203,847
Sensata Technologies 144A 4.00% 4/15/29 #	575,000	512,431
SS&C Technologies 144A 5.50% 9/30/27 #	440,000	421,810
		4,115,869
Telecommunications — 7.03%
Altice France 144A 5.50% 10/15/29 #	690,000	494,138
Altice France Holding 144A 6.00% 2/15/28 #	705,000	344,552
Connect Finco 144A 6.75% 10/1/26 #	590,000	573,608
Consolidated Communications
144A 5.00% 10/1/28 #	520,000	390,832
144A 6.50% 10/1/28 #	510,000	402,900
Digicel International Finance 144A 8.75% 5/25/24 #	410,000	376,175
Frontier Communications Holdings
144A 5.00% 5/1/28 #	75,000	64,783
144A 5.875% 10/15/27 #	615,000	565,029
5.875% 11/1/29	200,000	146,202
144A 6.75% 5/1/29 #	255,000	198,090
144A 8.75% 5/15/30 #	110,000	107,610
Northwest Fiber 144A 4.75% 4/30/27 #	615,000	543,722
Sable International Finance 144A 5.75% 9/7/27 #	320,000	300,334
Vmed O2 UK Financing I 144A 4.75% 7/15/31 #	485,000	403,793
VZ Secured Financing 144A 5.00% 1/15/32 #	285,000	229,840
		5,141,608
Transportation — 2.41%
Air Canada 144A 3.875% 8/15/26 #	410,000	380,379
American Airlines 144A 5.75% 4/20/29 #	384,726	373,907
Azul Investments 144A 5.875% 10/26/24 #	225,000	190,269
Delta Air Lines 7.375% 1/15/26	224,000	233,717
Grupo Aeromexico 144A 8.50% 3/17/27 #	655,000	586,664
		1,764,936
Total Corporate Bonds (cost $68,205,857)		61,642,999
5

Schedule of investments

Delaware VIP® Trust — Delaware VIP Fund for Income Series

	Principal amount°	Value (US $)
Loan Agreements — 11.13%
Amynta Agency Borrower 10.102% (SOFR01M + 5.00%) 2/28/28 •	715,000	$697,125
Applied Systems 2nd Lien 11.992% (SOFR03M + 6.75%) 9/17/27 •	928,583	930,904
Calpine 7.70% (LIBOR01M + 2.50%) 12/16/27 •	629	629
Clarios Global 8.852% (SOFR01M + 3.75%) 5/6/30 •	365,000	364,088
CNT Holdings I 2nd Lien 11.709% (SOFR03M + 6.75%) 11/6/28 •	251,211	241,163
Epicor Software 2nd Lien 12.952% (SOFR01M + 7.85%) 7/31/28 •	368,200	369,811
Form Technologies Tranche B 9.825% (SOFR03M + 4.60%) 7/22/25 •	628,957	588,075
Guardian US Holdco 9.045% (SOFR03M + 4.00%) 1/31/30 •	299,000	297,225
Hamilton Projects Acquiror 9.717% (SOFR01M + 4.61%) 6/17/27 •	553,980	548,163
Hexion Holdings 1st Lien 9.779% (SOFR03M + 4.65%) 3/15/29 •	128,700	121,828
Hexion Holdings 2nd Lien 12.627% (SOFR01M + 7.54%) 3/15/30 •	330,000	273,900
HUB International TBD 6/8/30 X	156,000	156,470
Hunter Douglas Holding Tranche B-1 8.666% (SOFR03M + 3.50%) 2/26/29 •	204,982	195,438
INDICOR 9.742% (SOFR03M + 4.50%) 11/22/29 •	669,323	667,440
Northwest Fiber 1st Lien Tranche B-2 8.942% (SOFR01M + 3.86%) 4/30/27 •	187,795	183,757
PetsMart 8.952% (SOFR01M + 3.85%) 2/11/28 •	110,448	110,540
PMHC II 9.304% (SOFR03M + 4.25%) 4/23/29 •	84,786	74,975
Pre Paid Legal Services 2nd Lien 12.154% (LIBOR01M + 7.00%) 12/14/29 •	100,000	91,000
SPX Flow 9.702% (SOFR01M + 4.60%) 4/5/29 •	406,078	400,326
Swf Holdings I 9.217% (SOFR01M + 4.11%) 10/6/28 •	401,749	326,421
UKG 2nd Lien 10.271% (LIBOR03M + 5.25%) 5/3/27 •	774,000	751,264
Vantage Specialty Chemicals 1st Lien 9.897% (SOFR01M + 4.75%) 10/26/26 •	766,150	746,996
Total Loan Agreements (cost $8,212,078)		8,137,538

	Number of shares	Value (US $)
Short-Term Investments — 3.39%
Money Market Mutual Funds — 3.39%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	620,870	$620,870
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	620,871	620,871
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	620,872	620,872
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	620,871	620,871
Total Short-Term Investments (cost $2,483,484)		2,483,484
Total Value of Securities—98.79% (cost $78,901,419)		$72,264,021

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2023, the aggregate value of Rule 144A securities was $49,300,397, which represents 67.40% of the Series’ net assets. See Note 7 in “Notes to financial statements.”
>	PIK. 100% of the income received was in the form of cash.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2023. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
X	This loan will settle after June 30, 2023, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.

6

Summary of abbreviations:

DAC – Designated Activity Company

ICE – Intercontinental Exchange, Inc.

LIBOR – London Interbank Offered Rate

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR03M – ICE LIBOR USD 3 Month

PIK – Payment-in-kind

SOFR01M – Secured Overnight Financing Rate 1 Month

SOFR03M – Secured Overnight Financing Rate 3 Month

TBD – To be determined

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

7

Statement of assets and liabilities

Delaware VIP® Trust — Delaware VIP Fund for Income Series	June 30, 2023 (Unaudited)

Assets:
Investments, at value*	$72,264,021
Cash	74,881
Dividends and interest receivable	1,134,429
Receivable for securities sold	40,429
Receivable for series shares sold	4,029
Other assets	632
Total Assets	73,518,421
Liabilities:
Payable for securities purchased	257,041
Investment management fees payable to affiliates	60,776
Other accrued expenses	39,506
Administration expenses payable to affiliates	11,553
Payable for series shares redeemed	2,390
Distribution fees payable to affiliates	176
Total Liabilities	371,442
Total Net Assets	$73,146,979

Net Assets Consist of:
Paid-in capital	$87,875,792
Total distributable earnings (loss)	(14,728,813)
Total Net Assets	$73,146,979

Net Asset Value
Standard Class:
Net assets	$72,417,624
Shares of beneficial interest outstanding, unlimited authorization, no par	13,816,986
Net asset value per share	$5.24
Service Class:
Net assets	$729,355
Shares of beneficial interest outstanding, unlimited authorization, no par	139,606
Net asset value per share	$5.22

*Investments, at cost	$78,901,419

See accompanying notes, which are an integral part of the financial statements.

8

Statement of operations

Delaware VIP® Trust — Delaware VIP Fund for Income Series	Six months ended June 30, 2023 (Unaudited)

Investment Income:
Interest	$2,807,279
Dividends	53,874
2,861,153

Expenses:
Management fees	239,674
Distribution expenses — Service Class	876
Accounting and administration expenses	25,005
Audit and tax fees	21,981
Reports and statements to shareholders expenses	6,397
Dividend disbursing and transfer agent fees and expenses	4,101
Legal fees	3,968
Custodian fees	2,072
Trustees’ fees and expenses	1,191
Other	14,065
319,330
Less expenses waived	(45,594)
Total operating expenses	273,736
Net Investment Income (Loss)	2,587,417

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(1,909,149)
Net change in unrealized appreciation (depreciation) on investments	2,933,662
Net Realized and Unrealized Gain (Loss)	1,024,513
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,611,930

See accompanying notes, which are an integral part of the financial statements.

9

Statements of changes in net assets

Delaware VIP® Trust — Delaware VIP Fund for Income Series

	Six months ended 6/30/23 (Unaudited)	Year ended 12/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$2,587,417	$4,345,694
Net realized gain (loss)	(1,909,149)	(1,985,226)
Net change in unrealized appreciation (depreciation)	2,933,662	(12,352,140)
Net increase (decrease) in net assets resulting from operations	3,611,930	(9,991,672)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(4,476,747)	(5,758,945)
Service Class	(40,842)	(669)
	(4,517,589)	(5,759,614)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	1,453,379	723,219
Service Class	260,245	448,272

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	4,476,747	5,758,945
Service Class	40,842	669
	6,231,213	6,931,105
Cost of shares redeemed:
Standard Class	(5,995,125)	(10,523,164)
Service Class	(2,721)	(3,593)
	(5,997,846)	(10,526,757)
Increase (decrease) in net assets derived from capital share transactions	233,367	(3,595,652)
Net Decrease in Net Assets	(672,292)	(19,346,938)

Net Assets:
Beginning of period	73,819,271	93,166,209
End of period	$73,146,979	$73,819,271

See accompanying notes, which are an integral part of the financial statements.

10

Financial highlights

Delaware VIP® Fund for Income Series Standard Class

Selected data for each share of the Series outstanding throughout each period were as follows:

	Six months ended 6/30/23[1]	Year ended
	(Unaudited)	12/31/22	12/31/21	12/31/20	12/31/19[2]	12/31/18
Net asset value, beginning of period	$5.31	$6.41	$6.44	$6.36	$5.96	$6.45

Income (loss) from investment operations:
Net investment income[3]	0.19	0.30	0.28	0.29	0.30	0.30
Net realized and unrealized gain (loss)	0.08	(0.99)	0.02	0.16	0.44	(0.46)
Total from investment operations	0.27	(0.69)	0.30	0.45	0.74	(0.16)

Less dividends and distributions from:
Net investment income	(0.34)	(0.32)	(0.33)	(0.37)	(0.34)	(0.33)
Net realized gain	—	(0.09)	—	—	—	—
Total dividends and distributions	(0.34)	(0.41)	(0.33)	(0.37)	(0.34)	(0.33)

Net asset value, end of period	$5.24	$5.31	$6.41	$6.44	$6.36	$5.96

Total return[4]	5.05%[5]	(11.06)%[5]	4.88%	7.95%[5]	12.78%[5]	(2.58)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$72,418	$73,373	$93,166	$97,868	$105,035	$100,198
Ratio of expenses to average net assets[6]	0.74%	0.75%	0.80%	0.83%	0.85%	0.91%
Ratio of expenses to average net assets prior to fees waived[6]	0.86%	0.86%	0.80%	0.87%	0.88%	0.91%
Ratio of net investment income to average net assets	7.02%	5.40%	4.45%	4.73%	4.94%	4.93%
Ratio of net investment income to average net assets prior to fees waived	6.90%	5.29%	4.45%	4.69%	4.91%	4.93%
Portfolio turnover	21%	35%	86%	131%	115%	73%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, the First Investors Life Series Fund For Income shares were reorganized into Standard Class shares of the Series. The Standard Class shares financial highlights for the period prior to October 4, 2019, reflect the performance of the First Investors Life Series Fund For Income shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[5]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Series invests.

See accompanying notes, which are an integral part of the financial statements.

11

Financial highlights

Delaware VIP® Fund for Income Series Service Class

Selected data for each share of the Series outstanding throughout the period were as follows:

	Six months ended 6/30/23[2] (Unaudited)	4/1/22[1] to 12/31/22
Net asset value, beginning of period	$5.30	$6.13

Income (loss) from investment operations:
Net investment income[3]	0.18	0.23
Net realized and unrealized gain (loss)	0.07	(0.65)
Total from investment operations	0.25	(0.42)

Less dividends and distributions from:
Net investment income	(0.33)	(0.32)
Net realized gain	—	(0.09)
Total dividends and distributions	(0.33)	(0.41)

Net asset value, end of period	$5.22	$5.30

Total return[4]	4.82%	(7.18)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$729	$446
Ratio of expenses to average net assets[5]	1.04%	1.04%
Ratio of expenses to average net assets prior to fees waived[5]	1.16%	1.23%
Ratio of net investment income to average net assets	6.78%	5.90%
Ratio of net investment income to average net assets prior to fees waived	6.66%	5.71%
Portfolio turnover	21%	35%[6]
[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
[6]	Portfolio turnover is representative of the Series for the entire period.

See accompanying notes, which are an integral part of the financial statements.

12

Notes to financial statements

Delaware VIP® Trust — Delaware VIP Fund for Income Series	June 30, 2023 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 10 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Delaware VIP Fund for Income Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies, other than exchange-traded funds (ETFs), are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Series’ valuation designee, Delaware Management Company (DMC). Subject to the oversight of the Trust’s Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2023, and for all open tax years (years ended December 31, 2019–December 31, 2022), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended June 30, 2023, the Series did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Income and capital gain distributions from any Underlying Funds in which the Series invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest

(continues)	13

Notes to financial statements

Delaware VIP® Trust — Delaware VIP Fund for Income Series

1. Significant Accounting Policies (continued)

income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset and mortgage-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2023, the Series earned less than $1 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 0.74% of the Series’ average daily net assets for the Standard Class and the Service Class from January 1, 2023 through June 30, 2023.* These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.

DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). DMC may also permit these Affiliated Sub-Advisors to execute Series security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Series, pays each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2023, the Series paid $3,093 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2023, the Series paid $2,828 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Series pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly. Standard Class shares do not pay 12b-1 fees.

14

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Series. For the six months ended June 30, 2023, the Series paid $789 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

*The aggregate contractual waiver period covering this report is from March 10, 2022 through April 30, 2024.

3. Investments

For the six months ended June 30, 2023, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$14,807,774
Sales	17,280,719

At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

Cost of investments	$79,304,663
Aggregate unrealized appreciation of investments	$308,730
Aggregate unrealized depreciation of investments	(7,349,372)
Net unrealized depreciation of investments	$(7,040,642)

At December 31, 2022, capital loss carryforwards available to offset future realized capital gains were as follows:

Loss carryforward character
Short-term	Long-term	Total
$1,836,363	$6,323,494	$8,159,857

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the

(continues)	15

Notes to financial statements

Delaware VIP® Trust — Delaware VIP Fund for Income Series

3. Investments (continued)

asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2023:

	Level 1	Level 2	Total
Securities
Assets:
Corporate Bonds	$—	$61,642,999	$61,642,999
Loan Agreements	—	8,137,538	8,137,538
Short-Term Investments	2,483,484	—	2,483,484
Total Value of Securities	$2,483,484	$69,780,537	$72,264,021

During the six months ended June 30, 2023, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Series’ net assets. During the six months ended June 30, 2023, there were no Level 3 investments.

16

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/23	Year ended 12/31/22
Shares sold:
Standard Class	269,412	128,876
Service Class	48,178	84,603
Shares issued upon reinvestment of dividends and distributions:
Standard Class	862,572	1,033,922
Service Class	7,900	120
	1,188,062	1,247,521
Shares redeemed:
Standard Class	(1,120,166)	(1,888,558)
Service Class	(516)	(679)
	(1,120,682)	(1,889,237)
Net increase (decrease)	67,380	(641,716)

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 30, 2023.

The Series had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.

6. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by the Series is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by

(continues)	17

Notes to financial statements

Delaware VIP® Trust — Delaware VIP Fund for Income Series

6. Securities Lending (continued)

US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

At June 30, 2023, the Series had no securities out on loan.

7. Credit and Market Risk

The global outbreak of COVID-19 resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the outbreak, its full economic impact and ongoing effects at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Series’ performance.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A series may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, IBORs) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

The Series invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Series will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Series more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Series may involve revolving credit facilities or other standby financing commitments that obligate the

18

Series to pay additional cash on a certain date or on demand. These commitments may require the Series to increase its investment in a company at a time when the Series might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Series is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Series may pay an assignment fee. On an ongoing basis, the Series may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Series may be required to rely upon another lending institution to collect and pass on to the Series amounts payable with respect to the loan and to enforce the Series’ rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Series from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Series.

The Series invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and Baa3 by Moody’s Investors Service, Inc. or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended , and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

8. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

9. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. On December 21, 2022, FASB issued ASU 2022-06 to defer the sunset date of Accounting Standards Codification Topic 848 until December 31, 2024. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management is currently evaluating ASU 2020-04 and ASU 2022-06, but does not believe there will be a material impact.

10. New Regulatory Pronouncement

In October 2022, the Securities and Exchange Commission (SEC) adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and ETFs; and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that

(continues)	19

Notes to financial statements

Delaware VIP® Trust — Delaware VIP Fund for Income Series

10. New Regulatory Pronouncement (continued)

certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in the Series’ financial statements.

20

Other Series information (Unaudited)

Delaware VIP® Trust — Delaware VIP Fund for Income Series

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Series has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Series in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Series’ liquidity risk; (2) classification of each of the Series’ portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Series’ net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Series’ acquisition of Illiquid investments if, immediately after the acquisition, the Series would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Series’ holdings of Illiquid assets exceed 15% of the Series’ net assets. Series with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Series’ liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Series’ investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Series during both normal and reasonably foreseeable stressed conditions; and (3) the Series’ holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Series’ portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Series primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 23-25, 2023, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2022 through March 31, 2023. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Series’ liquidity needs. The Series’ HLIM is set at an appropriate level and the Series complied with its HLIM at all times during the reporting period.

21

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Form N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

(3031246)
SA-VIPFFI-0823

Semiannual report

Delaware VIP® Trust

Delaware VIP Growth and Income Series

June 30, 2023

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2023, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

This material may be used in conjunction with the offering of shares in Delaware VIP® Growth and Income Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2023 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Series expenses

For the six-month period from January 1, 2023 to June 30, 2023 (Unaudited)

The investment objective of the Series is to seek long-term growth of capital and current income.

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2023 to June 30, 2023.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual Series return†
Standard Class	$1,000.00	$1,021.10	0.70%	$3.51
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,021.32	0.70%	$3.51
*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series’ expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of any Underlying Funds.

1

Security type / sector allocations and top 10 equity holdings

Delaware VIP® Trust — Delaware VIP Growth and Income Series	As of June 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stocks	99.55%
Communication Services	10.54%
Consumer Discretionary	10.26%
Consumer Staples	4.92%
Energy	13.28%
Financials	24.81%
Healthcare	19.12%
Industrials	3.72%
Information Technology	12.71%
Real Estate	0.19%
Short-Term Investments	0.32%
Total Value of Securities	99.87%
Receivables and Other Assets Net of Liabilities	0.13%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Exxon Mobil	5.42%
Cisco Systems	4.30%
Merck & Co.	4.20%
Bristol-Myers Squibb	3.62%
TJX	3.56%
Meta Platforms Class A	3.51%
Gilead Sciences	3.44%
Philip Morris International	3.36%
ConocoPhillips	3.14%
Cigna Group	3.10%

2

Schedule of investments

Delaware VIP® Trust — Delaware VIP Growth and Income Series	June 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.55%
Communication Services — 10.54%
Alphabet Class A †	4,550	$544,635
AT&T	557,812	8,897,101
Comcast Class A	387,191	16,087,786
Meta Platforms Class A †	69,860	20,048,423
Verizon Communications	395,245	14,699,162
		60,277,107
Consumer Discretionary — 10.26%
AutoZone †	1,742	4,343,433
Booking Holdings †	782	2,111,658
Chipotle Mexican Grill †	1,009	2,158,251
Ford Motor	570,687	8,634,494
Gap	288,562	2,576,859
Lowe’s	32,038	7,230,977
Macy’s	448,800	7,203,240
Tapestry	94,858	4,059,922
TJX	239,878	20,339,256
		58,658,090
Consumer Staples — 4.92%
Altria Group	197,392	8,941,857
Philip Morris International	196,882	19,219,621
		28,161,478
Energy — 13.28%
APA	51,567	1,762,044
ConocoPhillips	173,565	17,983,070
Exxon Mobil	288,770	30,970,583
Marathon Petroleum	94,259	10,990,599
Ovintiv	23,637	899,861
PDC Energy	103,098	7,334,392
Valero Energy	51,004	5,982,769
		75,923,318
Financials — 24.81%
American Financial Group	38,297	4,547,769
American International Group	118,443	6,815,210
Bank of New York Mellon	62,000	2,760,240
Blackstone	145,544	13,531,226
Charles Schwab	140,744	7,977,370
Discover Financial Services	26,612	3,109,612
Evercore Class A	54,849	6,778,788
F&G Annuities & Life	12,229	303,035
Fidelity National Financial	218,671	7,872,156
KeyCorp	161,896	1,495,919
Lincoln National	188,172	4,847,311
Mastercard Class A	5,790	2,277,207
MetLife	251,014	14,189,821
Old Republic International	289,781	7,293,788
OneMain Holdings	179,999	7,864,156
PayPal Holdings †	33,581	2,240,860
PNC Financial Services Group	74,691	9,407,331
Rithm Capital	617,071	5,769,614
Synchrony Financial	344,542	11,686,865
Truist Financial	302,044	9,167,035
Unum Group	99,470	4,744,719
Western Union	610,787	7,164,532
		141,844,564
Healthcare — 19.12%
Bristol-Myers Squibb	323,776	20,705,475
Cigna Group	63,268	17,753,001
CVS Health	138,473	9,572,638
Gilead Sciences	255,437	19,686,530
Johnson & Johnson	78,441	12,983,554
McKesson	6,268	2,678,379
Merck & Co.	208,225	24,027,083
Pfizer	52,348	1,920,125
		109,326,785
Industrials — 3.72%
Emerson Electric	84,504	7,638,316
Honeywell International	54,232	11,253,140
Raytheon Technologies	24,158	2,366,518
		21,257,974
Information Technology — 12.71%
Broadcom	13,898	12,055,542
Cisco Systems	474,931	24,572,930
Cognizant Technology Solutions Class A	108,848	7,105,597
HP	195,070	5,990,600
KLA	4,054	1,966,271
Microchip Technology	40,547	3,632,606
Motorola Solutions	59,136	17,343,406
		72,666,952
Real Estate — 0.19%
Opendoor Technologies †	270,499	1,087,406
		1,087,406
Total Common Stocks (cost $486,992,331)		569,203,674

Short-Term Investments — 0.32%
Money Market Mutual Funds — 0.32%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	458,565	458,565
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	458,567	458,567

3

Schedule of investments

Delaware VIP® Trust — Delaware VIP Growth and Income Series

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	458,567	$458,567
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	458,567	458,567
Total Short-Term Investments (cost $1,834,266)		1,834,266
Total Value of Securities—99.87% (cost $488,826,597)		$571,037,940
†	Non-income producing security.

See accompanying notes, which are an integral part of the financial statements.

4

Statement of assets and liabilities

Delaware VIP® Trust — Delaware VIP Growth and Income Series	June 30, 2023 (Unaudited)
Assets:
Investments, at value*	$571,037,940
Dividends receivable	1,043,236
Other assets	4,339
Total Assets	572,085,515
Liabilities:
Investment management fees payable to affiliates	181,273
Other accrued expenses	55,182
Payable for series shares redeemed	35,221
Administration expenses payable to affiliates	17,323
Total Liabilities	288,999
Total Net Assets	$571,796,516

Net Assets Consist of:
Paid-in capital	$473,304,616
Total distributable earnings (loss)	98,491,900
Total Net Assets	$571,796,516

Net Asset Value
Standard Class:
Net assets	$571,796,516
Shares of beneficial interest outstanding, unlimited authorization, no par	19,584,510
Net asset value per share	$29.20

*Investments, at cost	$488,826,597

See accompanying notes, which are an integral part of the financial statements.

5

Statement of operations

Delaware VIP® Trust — Delaware VIP Growth and Income Series	Six months ended June 30, 2023 (Unaudited)
Investment Income:
Dividends	$8,746,891

Expenses:
Management fees	1,609,765
Accounting and administration expenses	54,876
Dividend disbursing and transfer agent fees and expenses	21,684
Legal fees	17,932
Audit and tax fees	15,045
Reports and statements to shareholders expenses	9,529
Custodian fees	7,624
Trustees’ fees and expenses	6,239
Other	3,852
Total operating expenses	1,746,546
Net Investment Income (Loss)	7,000,345

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	9,873,631
Net change in unrealized appreciation (depreciation) on investments	(3,559,850)
Net Realized and Unrealized Gain (Loss)	6,313,781
Net Increase (Decrease) in Net Assets Resulting from Operations	$13,314,126

See accompanying notes, which are an integral part of the financial statements.

6

Statements of changes in net assets

Delaware VIP® Trust — Delaware VIP Growth and Income Series

	Six months ended 6/30/23 (Unaudited)	Year ended 12/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$7,000,345	$12,538,752
Net realized gain (loss)	9,873,631	22,099,160
Net change in unrealized appreciation (depreciation)	(3,559,850)	(18,547,041)
Net increase (decrease) in net assets resulting from operations	13,314,126	16,090,871

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(34,347,073)	(59,105,904)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	2,913,317	441,880

Net assets from merger:[1]
Standard Class	96,486,816	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	34,347,073	59,105,904
	133,747,206	59,547,784
Cost of shares redeemed:
Standard Class	(24,924,967)	(48,775,720)
Increase in net assets derived from capital share transactions	108,822,239	10,772,064
Net Increase (Decrease) in Net Assets	87,789,292	(32,242,969)

Net Assets:
Beginning of period	484,007,224	516,250,193
End of period	$571,796,516	$484,007,224
[1]	See Note 5 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

7

Financial highlights

Delaware VIP® Growth and Income Series Standard Class

Selected data for each share of the Series outstanding throughout each period were as follows:

	Six months ended 6/30/23[1]	Year ended
	(Unaudited)	12/31/22	12/31/21	12/31/20	12/31/19[2]	12/31/18
Net asset value, beginning of period	$30.89	$33.80	$28.17	$43.10	$41.84	$49.45

Income (loss) from investment operations:
Net investment income[3]	0.41	0.79	0.70	0.59	0.71	0.72
Net realized and unrealized gain (loss)	0.14	0.30	5.49	(3.82)	8.82	(5.48)
Total from investment operations	0.55	1.09	6.19	(3.23)	9.53	(4.76)

Less dividends and distributions from:
Net investment income	(0.82)	(0.75)	(0.56)	(0.75)	(0.74)	(0.68)
Net realized gain	(1.42)	(3.25)	—	(10.95)	(7.53)	(2.17)
Total dividends and distributions	(2.24)	(4.00)	(0.56)	(11.70)	(8.27)	(2.85)

Net asset value, end of period	$29.20	$30.89	$33.80	$28.17	$43.10	$41.84

Total return[4]	2.11%	3.53%	22.20%[5]	(0.46)%	25.60%	(10.17)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$571,797	$484,007	$516,250	$467,166	$518,042	$448,975
Ratio of expenses to average net assets[6]	0.70%	0.71%	0.70%	0.74%	0.76%	0.77%
Ratio of expenses to average net assets prior to fees waived[6]	0.70%	0.71%	0.70%	0.74%	0.76%	0.77%
Ratio of net investment income to average net assets	2.82%	2.58%	2.22%	2.09%	1.75%	1.54%
Ratio of net investment income to average net assets prior to fees waived	2.82%	2.58%	2.22%	2.09%	1.75%	1.54%
Portfolio turnover	18%	22%	49%	30%	122%[7]	58%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, the First Investors Life Series Growth & Income Fund shares were reorganized into Standard Class shares of the Series. The Standard Class shares financial highlights for the period prior to October 4, 2019, reflect the performance of the First Investors Life Series Growth & Income Fund shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[5]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Series invests.
[7]	The Series’ portfolio turnover rate increased substantially during the year ended December 31, 2019 due to a change in the Series’ portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

8

Notes to financial statements

Delaware VIP® Trust — Delaware VIP Growth and Income Series	June 30, 2023 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 10 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Delaware VIP Growth and Income Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee. The shares of the Series are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Series’ valuation designee, Delaware Management Company (DMC). Subject to the oversight of the Trust’s Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2023, and for all open tax years (years ended December 31, 2019–December 31, 2022), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended June 30, 2023, the Series did not incur any interest or tax penalties.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any Underlying Funds in which the Series invests are recorded on the ex-dividend date. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations”

(continues)	9

Notes to financial statements

Delaware VIP® Trust — Delaware VIP Growth and Income Series

1. Significant Accounting Policies (continued)

under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2023, the Series earned less than $1 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 0.72% of the Series’ average daily net assets from January 1, 2023 through June 30, 2023.* These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.

Macquarie Investment Management Global Limited (MIMGL), an affiliate of DMC, serves as the Series’ sub-advisor and manages the Series’ assets. In addition, MIMGL, (the “Affiliated Sub-Advisor”), an affiliate of the Manager, may execute security trades for the Series. Although the Affiliated Sub-Advisor serve as sub-advisor, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Series, may pay the Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2023, the Series paid $9,765 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2023, the Series paid $20,209 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Series. For the six months ended June 30, 2023, the Series paid $6,476 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and Delaware Distributors, L.P. are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

10

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

*The aggregate contractual waiver period covering this report is from April 29, 2022 through April 30, 2024.

3. Investments

For the six months ended June 30, 2023, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$92,406,366
Sales	107,972,138

At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

Cost of investments	$488,826,597
Aggregate unrealized appreciation of investments	$108,005,633
Aggregate unrealized depreciation of investments	(25,794,290)
Net unrealized appreciation of investments	$82,211,343

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are

(continues)	11

Notes to financial statements

Delaware VIP® Trust — Delaware VIP Growth and Income Series

3. Investments (continued)

comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2023:

Level 1
Securities
Assets:
Common Stocks	$569,203,674
Short-Term Investments	1,834,266
Total Value of Securities	$571,037,940

During the six months ended June 30, 2023, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Series’ net assets. During the six months ended June 30, 2023, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/23	Year ended 12/31/22
Shares sold:
Standard Class	100,288	14,761

Shares from merger:[1]
Standard Class	3,437,362	—
Shares issued upon reinvestment of dividends and distributions:
Standard Class	1,230,637	1,959,745
	4,768,287	1,974,506
Shares redeemed:
Standard Class	(853,446)	(1,578,110)
Net increase	3,914,841	396,396
[1]	See Note 5 in “Notes to financial statements.”

5. Reorganization

On November 10, 2022, the Board approved a proposal to reorganize (the “Reorganization”) Delaware VIP Equity Income Series, a series of Delaware VIP Trust (the “Acquired Series”), with and into Delaware VIP Growth and Income Series (the “Acquiring Series”). Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property, assets, and goodwill of the Acquired Series were acquired by the Acquiring Series and (ii) the Trust, on behalf of the Acquiring Series, assumed the liabilities of the Acquired Series, in exchange for shares of the Acquiring Series. In accordance with the Plan, the Acquired Series liquidated and dissolved following the Reorganization. In approving the Reorganization, the Board considered various factors, including that the Acquiring Series and the Acquired Series share similar investment objectives, principal investment strategies and principal risks, and materially identical fundamental investment restrictions and that the Acquiring

12

Series’ overall total expense ratio is expected to be lower than the corresponding Acquired Series’ total expense ratio following the Reorganization taking into account applicable expense limitation arrangements. The Reorganization was accomplished by a tax-free exchange of shares on April 28, 2023. For financial reporting purposes, assets received and shares issued by the Acquiring Series were recorded at fair value; however, the cost basis of the investments received from the Acquired Series was carried forward to align ongoing reporting of the Acquiring Series’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The share transactions associated with April 28, 2023 for the Reorganization were as follows:

	Acquired Series Net Assets	Acquired Series Shares Outstanding	Shares Converted to Acquiring Series	Acquiring Series Net Assets	Conversion Ratio
	Delaware VIP Equity Income Series		Delaware VIP Growth & Income Series
Standard Class	$96,486,816	6,477,316	$3,437,362	$464,768,916	0.5307

The net assets of the Acquired Series before the Reorganization were $96,486,816. The net assets of the Acquiring Series immediately following the Reorganization were $561,255,732.

Assuming the Reorganization had been completed on January 1, 2023, the Acquiring Series’ pro forma results of operations for the six months ended June 30, 2023, would have been as follows:

Acquiring Fund
Net investment income	$7,980,857
Net realized gain on investments	12,821,596
Net change in unrealized appreciation (depreciation)	(9,477,209)
Net increase in net assets resulting from operations	$11,325,244

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of the Acquired Series that have been included in the Acquiring Series’ Statement of Operations since the Reorganization was consummated on April 28, 2023.

6. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 30, 2023.

The Series had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.

7. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such

(continues)	13

Notes to financial statements

Delaware VIP® Trust — Delaware VIP Growth and Income Series

7. Securities Lending (continued)

security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by the Series is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

At June 30, 2023, the Series had no securities out on loan.

8. Credit and Market Risk

The global outbreak of COVID-19 resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the outbreak, its full economic impact, and ongoing effects at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Series’ performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Series invests will cause the NAV of the Series to fluctuate.

The Series invests in growth stocks, which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

The Series invests in REITs and is subject to the risks associated with that industry. If the Series holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2023. The Series’ REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

14

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2023, there were no Rule 144A securities held by the Series.

9. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

10. New Regulatory Pronouncement

In October 2022, the Securities and Exchange Commission (SEC) adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and ETFs; and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in the Series’ financial statements.

(continues)	15

Other Series information (Unaudited)

Delaware VIP® Trust — Delaware VIP Growth and Income Series

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Series has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Series in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Series’ liquidity risk; (2) classification of each of the Series’ portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Series’ net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Series’ acquisition of Illiquid investments if, immediately after the acquisition, the Series would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Series’ holdings of Illiquid assets exceed 15% of the Series’ net assets. Series with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Series’ liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Series’ investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Series during both normal and reasonably foreseeable stressed conditions; and (3) the Series’ holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Series’ portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Series primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 23-25, 2023, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2022 through March 31, 2023. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Series’ liquidity needs. The Series’ HLIM is set at an appropriate level and the Series complied with its HLIM at all times during the reporting period.

16

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Form N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

(3031246)

SA-VIPGI-0823

Semiannual report

Delaware VIP® Trust

Delaware VIP Growth Equity Series

June 30, 2023

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2023, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

This material may be used in conjunction with the offering of shares in Delaware VIP® Growth Equity Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2023 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Series expenses

For the six-month period from January 1, 2023 to June 30, 2023 (Unaudited)

The investment objective of the Series is to seek long-term growth of capital.

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2023 to June 30, 2023.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual Series return†
Standard Class	$1,000.00	$1,274.30	0.80%	$4.51
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,020.83	0.80%	$4.01

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series’ expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of any Underlying Funds.

1

Security type / sector allocations and top 10 equity holdings

Delaware VIP® Trust — Delaware VIP Growth Equity Series	As of June 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stocks	99.62%
Communication Services	8.33%
Consumer Discretionary	12.38%
Consumer Staples	2.70%
Financials	11.26%
Healthcare	12.31%
Industrials	8.53%
Information Technology*	40.17%
Real Estate	3.94%
Short-Term Investments	0.67%
Total Value of Securities	100.29%
Liabilities Net of Receivables and Other Assets	(0.29)%
Total Net Assets	100.00%

*	To monitor compliance with the Series’ concentration guidelines as described in the Series’ Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Information Technology sector consisted of Computers, Internet, Semiconductors, Software, and Telecommunications. As of June 30, 2023, such amounts, as a percentage of total net assets were 7.78%, 4.31%, 4.88%, 19.62%, and 3.58%, respectively. The percentage in any such single industry will comply with the Series’ concentration policy even if the percentage in the Information Technology sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Microsoft	12.08%
Apple	7.79%
Alphabet Class A	5.14%
Visa Class A	4.95%
NVIDIA	4.88%
Amazon.com	4.87%
VeriSign	4.31%
CoStar Group	3.94%
UnitedHealth Group	3.85%
Motorola Solutions	3.59%
2

Schedule of investments

Delaware VIP® Trust — Delaware VIP Growth Equity Series	June 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.62% ◆
Communication Services — 8.33%
Alphabet Class A †	48,269	$5,777,799
Alphabet Class C †	7,727	934,735
Electronic Arts	20,441	2,651,198
		9,363,732
Consumer Discretionary — 12.38%
Amazon.com †	42,021	5,477,857
Booking Holdings †	537	1,450,077
Ferrari	7,875	2,561,029
Home Depot	2,578	800,830
LVMH Moet Hennessy Louis Vuitton ADR	10,426	1,968,846
NIKE Class B	14,932	1,648,045
		13,906,684
Consumer Staples — 2.70%
Coca-Cola	50,384	3,034,124
		3,034,124
Financials — 11.26%
Intercontinental Exchange	26,297	2,973,665
Mastercard Class A	2,608	1,025,726
S&P Global	7,703	3,088,056
Visa Class A	23,433	5,564,869
		12,652,316
Healthcare — 12.31%
Cooper	5,404	2,072,056
Danaher	13,098	3,143,520
Intuitive Surgical †	5,481	1,874,173
UnitedHealth Group	9,007	4,329,124
Veeva Systems Class A †	6,361	1,257,761
Zoetis	6,713	1,156,046
		13,832,680
Industrials — 8.53%
Broadridge Financial Solutions	11,147	1,846,278
Equifax	10,046	2,363,824
JB Hunt Transport Services	10,171	1,841,256
TransUnion	14,092	1,103,826
Union Pacific	2,356	482,085
Verisk Analytics	4,498	1,016,683
Waste Connections	6,510	930,474
		9,584,426
Information Technology — 40.17%
Adobe †	4,268	2,087,009
Apple	45,107	8,749,405
Autodesk †	6,981	1,428,383
Intuit	6,537	2,995,188
Microsoft	39,861	13,574,265
Motorola Solutions	13,737	4,028,787
NVIDIA	12,954	5,479,801
Salesforce †	9,282	1,960,915
VeriSign †	21,427	4,841,859
		45,145,612
Real Estate — 3.94%
CoStar Group †	49,769	4,429,441
		4,429,441
Total Common Stocks (cost $90,660,098)		111,949,015

Short-Term Investments — 0.67%
Money Market Mutual Funds — 0.67%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99)%	187,394	187,394
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99)%	187,394	187,394
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14)%	187,394	187,394
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03)%	187,393	187,393
Total Short-Term Investments (cost $749,575)		749,575
Total Value of Securities—100.29% (cost $91,409,673)		$112,698,590

◆	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.

Summary of abbreviations:

ADR – American Depositary Receipt

S&P – Standard & Poor’s Financial Services LLC

See accompanying notes, which are an integral part of the financial statements.

3

Statement of assets and liabilities

Delaware VIP® Trust — Delaware VIP Growth Equity Series	June 30, 2023 (Unaudited)
Assets:
Investments, at value*	$112,698,590
Dividends receivable	57,963
Prepaid expenses	26
Other assets	902
Total Assets	112,757,481
Liabilities:
Payable for securities purchased	178,360
Other accrued expenses	83,623
Investment management fees payable to affiliates	58,705
Payable for series shares redeemed	53,215
Administration expenses payable to affiliates	9,803
Total Liabilities	383,706
Total Net Assets	$112,373,775

Net Assets Consist of:
Paid-in capital	$87,036,119
Total distributable earnings (loss)	25,337,656
Total Net Assets	$112,373,775

Net Asset Value
Standard Class:
Net assets	$112,373,775
Shares of beneficial interest outstanding, unlimited authorization, no par	7,502,470
Net asset value per share	$14.98

*Investments, at cost	$91,409,673

See accompanying notes, which are an integral part of the financial statements.

4

Statement of operations

Delaware VIP® Trust — Delaware VIP Growth Equity Series	Six months ended June 30, 2023 (Unaudited)
Investment Income:
Dividends	$392,306
Foreign tax withheld	(7,233)
385,073

Expenses:
Management fees	323,727
Accounting and administration expenses	25,311
Dividend disbursing and transfer agent fees and expenses	16,552
Audit and tax fees	15,088
Legal fees	10,161
Reports and statements to shareholders expenses	9,687
Trustees’ fees and expenses	3,090
Custodian fees	1,683
Other	1,809
407,108
Less expenses waived	(8,561)
Total operating expenses	398,547
Net Investment Income (Loss)	(13,474)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	4,190,012
Net change in unrealized appreciation (depreciation) on investments	20,397,362
Net Realized and Unrealized Gain (Loss)	24,587,374
Net Increase (Decrease) in Net Assets Resulting from Operations	$24,573,900

See accompanying notes, which are an integral part of the financial statements.

5

Statements of changes in net assets

Delaware VIP® Trust — Delaware VIP Growth Equity Series

	Six months ended 6/30/23 (Unaudited)	Year ended 12/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(13,474)	$103,548
Net realized gain (loss)	4,190,012	25,798,369
Net change in unrealized appreciation (depreciation)	20,397,362	(60,157,570)
Net increase (decrease) in net assets resulting from operations	24,573,900	(34,255,653)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(26,027,661)	(20,195,621)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	5,512,849	3,379,444

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	26,027,661	20,195,621
	31,540,510	23,575,065
Cost of shares redeemed:
Standard Class	(7,447,679)	(11,249,076)
Increase in net assets derived from capital share transactions	24,092,831	12,325,989
Net Increase (Decrease) in Net Assets	22,639,070	(42,125,285)

Net Assets:
Beginning of period	89,734,705	131,859,990
End of period	$112,373,775	$89,734,705

See accompanying notes, which are an integral part of the financial statements.

6

Financial highlights

Delaware VIP® Growth Equity Series Standard Class

Selected data for each share of the Series outstanding throughout each period were as follows:

	Six months ended 6/30/23[1]	Year ended
	(Unaudited)	12/31/22	12/31/21	12/31/20	12/31/19[2]	12/31/18
Net asset value, beginning of period	$15.69	$26.34	$19.79	$16.53	$14.14	$15.87

Income (loss) from investment operations:
Net investment income (loss)[3]	— [4]	0.02	(0.01)	0.01	0.07	0.05
Net realized and unrealized gain (loss)	3.81	(6.55)	7.56	4.39	3.28	(0.57)
Total from investment operations	3.81	(6.53)	7.55	4.40	3.35	(0.52)

Less dividends and distributions from:
Net investment income	(0.02)	—	(0.01)	(0.07)	(0.05)	(0.06)
Net realized gain	(4.50)	(4.12)	(0.99)	(1.07)	(0.91)	(1.15)
Total dividends and distributions	(4.52)	(4.12)	(1.00)	(1.14)	(0.96)	(1.21)

Net asset value, end of period	$14.98	$15.69	$26.34	$19.79	$16.53	$14.14

Total return[5]	27.43%[6]	(26.60)%[6]	39.23%	29.50%[6]	24.35%[6]	(3.79)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$112,374	$89,735	$131,860	$106,325	$91,962	$73,629
Ratio of expenses to average net assets	0.80%	0.79%	0.75%	0.80%	0.82%	0.81%
Ratio of expenses to average net assets prior to fees waived	0.82%	0.80%	0.75%	0.83%	0.84%	0.81%
Ratio of net investment income (loss) to average net assets	(0.03)%	0.10%	(0.03)%	0.04%	0.43%	0.34%
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.05)%	0.09%	(0.03)%	0.01%	0.41%	0.34%
Portfolio turnover	15%	105%	31%	37%	45%	31%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, the First Investors Life Series Select Growth Fund shares were reorganized into Standard Class shares of the Series. The Standard Class shares financial highlights for the period prior to October 4, 2019, reflect the performance of the First Investors Life Series Select Growth Fund shares.
[3]	Calculated using average shares outstanding.
[4]	Amount is less than $0.005 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[6]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

7

Notes to financial statements

Delaware VIP® Trust — Delaware VIP Growth Equity Series	June 30, 2023 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 10 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Delaware VIP Growth Equity Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee. The shares of the Series are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Series’ valuation designee, Delaware Management Company (DMC). Subject to the oversight of the Trust’s Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2023, and for all open tax years (years ended December 31, 2019–December 31, 2022), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regard to foreign taxes only, the Series has open tax years in certain foreign countries in which it invests that may date back to the inception of the Series. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended June 30, 2023, the Series did not incur any interest or tax penalties.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any Underlying Funds in which the Series invests are recorded on the ex-dividend date. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

8

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2023, the Series earned less than $1 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 0.80% of the Series’ average daily net assets from January 1, 2023 through June 30, 2023.* These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.

DMC may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Series security trades on behalf of DMC. DMC may also seek quantitative support from MIMGL. Although MIMGL serves as sub-advisor, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Series, may pay MIMGL a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2023, the Series paid $3,427 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2023, the Series paid $3,674 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Series. For the six months ended June 30, 2023, the Series paid $1,026 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and Delaware Distributors, L.P. are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

(continues)	9

Notes to financial statements

Delaware VIP® Trust — Delaware VIP Growth Equity Series

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

*The aggregate contractual waiver period covering this report is from April 29, 2022 through April 30, 2024.

3. Investments

For the six months ended June 30, 2023, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$14,766,915
Sales	17,038,657

At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

Cost of investments	$91,409,673
Aggregate unrealized appreciation of investments	$22,064,753
Aggregate unrealized depreciation of investments	(775,836)
Net unrealized appreciation of investments	$21,288,917

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2023:

10

Level 1
Securities
Assets:
Common Stocks	$111,949,015
Short-Term Investments	749,575
Total Value of Securities	$112,698,590

During the six months ended June 30, 2023, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Series’ net assets. During the six months ended June 30, 2023, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/23	Year ended 12/31/22
Shares sold:
Standard Class	339,227	179,422
Shares issued upon reinvestment of dividends and distributions:
Standard Class	1,929,404	1,139,065
	2,268,631	1,318,487
Shares redeemed:
Standard Class	(483,626)	(607,610)
Net increase	1,785,005	710,877

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 30, 2023.

The Series had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.

(continues)	11

Notes to financial statements

Delaware VIP® Trust — Delaware VIP Growth Equity Series

6. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by the Series is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

At June 30, 2023, the Series had no securities out on loan.

7. Credit and Market Risk

The global outbreak of COVID-19 resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the outbreak, its full economic impact and ongoing effects at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Series’ performance.

12

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Series invests will cause the NAV of the Series to fluctuate.

The Series invests in growth stocks, which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2023, there were no Rule 144A securities held by the Series.

8. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

9. New Regulatory Pronouncement

In October 2022, the Securities and Exchange Commission (SEC) adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and ETFs; and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in the Series’ financial statements.

(continues)	13

Other Series information (Unaudited)

Delaware VIP® Trust — Delaware VIP Growth Equity Series

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Series has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Series in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Series’ liquidity risk; (2) classification of each of the Series’ portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Series’ net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Series’ acquisition of Illiquid investments if, immediately after the acquisition, the Series would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Series’ holdings of Illiquid assets exceed 15% of the Series’ net assets. Series with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Series’ liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Series’ investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Series during both normal and reasonably foreseeable stressed conditions; and (3) the Series’ holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Series’ portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Series primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 23-25, 2023, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2022 through March 31, 2023. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Series’ liquidity needs. The Series’ HLIM is set at an appropriate level and the Series complied with its HLIM at all times during the reporting period.

14

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Form N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

(3031246)

SA-VIPGE-0823

Semiannual report

Delaware VIP® Trust

Delaware VIP International Series

June 30, 2023

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2023, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

This material may be used in conjunction with the offering of shares in Delaware VIP® International Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2023 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Series expenses

For the six-month period from January 1, 2023 to June 30, 2023 (Unaudited)

The investment objective of the Series is to seek long-term capital growth.

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2023 to June 30, 2023.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual Series return†
Standard Class	$1,000.00	$1,165.00	0.86%	$4.62
Service Class	1,000.00	1,163.30	1.16%	6.22
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,020.53	0.86%	$4.31
Service Class	1,000.00	1,019.04	1.16%	5.81

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series’ expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of any Underlying Funds.

15

Security type / country and sector allocations

Delaware VIP® Trust — Delaware VIP International Series	As of June 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / country	Percentage of net assets
Common Stocks by Country	96.42%
Denmark	2.67%
France	19.70%
Germany	13.64%
Japan	9.48%
Netherlands	6.32%
Spain	4.45%
Sweden	9.79%
Switzerland	11.63%
United Kingdom	18.74%
Preferred Stock	2.51%
Short-Term Investments	0.60%
Total Value of Securities	99.53%
Receivables and Other Assets Net of Liabilities	0.47%
Total Net Assets	100.00%

Common stocks and preferred stock by sector	Percentage of net assets
Communication Services	5.52%
Consumer Discretionary	19.66%
Consumer Staples*	38.14%
Healthcare	13.63%
Industrials	12.17%
Information Technology	5.19%
Materials	4.62%
Total	98.93%

*	To monitor compliance with the Series’ concentration guidelines as described in the Series’ Prospectus and Statement of Additional Information, the Consumer Staples sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Consumer Staples sector consisted of Beverages, Cosmetics/Personal Care, Food, and Household Products/Wares. As of June 30, 2023, such amounts, as a percentage of total net assets were 6.47%, 11.47%, 17.69%, and 2.51%, respectively. The percentage in any such single industry will comply with the Series’ concentration policy even if the percentage in the Consumer Staples sector for financial reporting purposes may exceed 25%.

16

Schedule of investments

Delaware VIP® Trust — Delaware VIP International Series	June 30, 2023 (Unaudited)

	Number of shares	Value (US $)
Common Stocks – 96.42%Δ
Denmark – 2.67%
Novo Nordisk Class B	30,760	$4,968,966
		4,968,966
France – 19.70%
Air Liquide	47,998	8,607,725
Danone	152,880	9,369,014
Kering	5,833	3,220,977
Orange	405,990	4,744,579
Publicis Groupe	38,127	3,059,931
Sodexo	69,836	7,690,156
		36,692,382
Germany – 13.64%
adidas AG	43,774	8,497,761
Fresenius Medical Care AG & Co.	57,912	2,767,680
Knorr-Bremse	58,499	4,471,875
SAP	70,800	9,671,804
		25,409,120
Japan – 9.48%
Asahi Group Holdings	49,500	1,920,592
Kao	144,700	5,251,151
KDDI	80,200	2,476,826
Makita	204,800	5,788,935
Seven & i Holdings	51,500	2,224,911
		17,662,415
Netherlands – 6.32%
Koninklijke Ahold Delhaize	345,390	11,775,390
		11,775,390
Spain – 4.45%
Amadeus IT Group †	108,961	8,297,422
		8,297,422
Sweden – 9.79%
Essity Class B	251,921	6,709,078
H & M Hennes & Mauritz Class B	257,692	4,431,608
Securitas Class B	865,090	7,105,634
		18,246,320
Switzerland – 11.63%
Nestle	79,840	9,604,082
Roche Holding	24,809	7,578,407
Swatch Group	15,333	4,483,250
		21,665,739
United Kingdom – 18.74%
Diageo	235,880	10,140,718
Intertek Group	97,935	5,308,854
Smith & Nephew	623,090	10,052,517
Unilever	180,768	9,413,356
		34,915,445
Total Common Stocks (cost $176,135,487)		179,633,199

Preferred Stock – 2.51%
Germany – 2.51%
Henkel AG & Co. 2.64% ω	58,502	4,678,771
Total Preferred Stock (cost $4,760,613)		4,678,771

Short-Term Investments – 0.60%
Money Market Mutual Funds – 0.60%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99)%	282,480	282,480
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99)%	282,480	282,480
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14)%	282,480	282,480
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03)%	282,479	282,479
Total Short–Term Investments (cost $1,129,919)		1,129,919
Total Value of Securities-99.53% (cost $182,026,019)		$185,441,889

Δ	Securities have been classified by country of risk. Aggregate classification by business sector has been presented on page 2 in “Security type / country and sector allocations.”
†	Non-income producing security.
ω	Perpetual security with no stated maturity date.

Summary of abbreviations:

AG – Aktiengesellschaft

See accompanying notes, which are an integral part of the financial statements.

17

Statement of assets and liabilities

Delaware VIP® Trust — Delaware VIP International Series	June 30, 2023 (Unaudited)

Assets:
Investments, at value*	$185,441,889
Cash	14,550
Foreign currencies, at valueΔ	15
Foreign tax reclaims receivable	1,023,782
Dividends receivable	83,779
Receivable for series shares sold	2,400
Other assets	1,479
Total Assets	186,567,894
Liabilities:
Investment management fees payable to affiliates	111,157
Other accrued expenses	83,733
Payable for series shares redeemed	42,041
Administration expenses payable to affiliates	18,771
Distribution fees payable to affiliates	321
Total Liabilities	256,023
Total Net Assets	$186,311,871

Net Assets Consist of:
Paid-in capital	$181,615,643
Total distributable earnings (loss)	4,696,228
Total Net Assets	$186,311,871

Net Asset Value
Standard Class:
Net assets	$184,979,445
Shares of beneficial interest outstanding, unlimited authorization, no par	10,767,039
Net asset value per share	$17.18
Service Class:
Net assets	$1,332,426
Shares of beneficial interest outstanding, unlimited authorization, no par	77,781
Net asset value per share	$17.13

*Investments, at cost	$182,026,019
ΔForeign currencies, at cost	15

See accompanying notes, which are an integral part of the financial statements.

18

Statement of operations

Delaware VIP® Trust — Delaware VIP International Series	Six months ended June 30, 2023 (Unaudited)

Investment Income:
Dividends	$3,089,834
Foreign tax withheld	(388,520)
2,701,314

Expenses:
Management fees	777,307
Distribution expenses — Service Class	1,825
Accounting and administration expenses	33,051
Custodian fees	27,201
Audit and tax fees	16,390
Dividend disbursing and transfer agent fees and expenses	9,459
Legal fees	8,024
Reports and statements to shareholders expenses	7,412
Trustees’ fees and expenses	2,974
Other	5,009
888,652
Less expenses waived	(100,045)
Total operating expenses	788,607
Net Investment Income (Loss)	1,912,707

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,591,167
Foreign currencies	(80,634)
Foreign currency exchange contracts	(34,048)
Net realized gain (loss)	1,476,485
Net change in unrealized appreciation (depreciation) on:
Investments	24,361,221
Foreign currencies	93,163
Foreign currency exchange contracts	247
Net change in unrealized appreciation (depreciation)	24,454,631
Net Realized and Unrealized Gain (Loss)	25,931,116
Net Increase (Decrease) in Net Assets Resulting from Operations	$27,843,823

See accompanying notes, which are an integral part of the financial statements.

19

Statements of changes in net assets

Delaware VIP® Trust — Delaware VIP International Series

	Six months ended 6/30/23 (Unaudited)	Year ended 12/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,912,707	$2,690,542
Net realized gain (loss)	1,476,485	(1,749,830)
Net change in unrealized appreciation (depreciation)	24,454,631	(38,364,785)
Net increase (decrease) in net assets resulting from operations	27,843,823	(37,424,073)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(2,483,787)	(17,608,545)
Service Class	(14,481)	(71,038)
	(2,498,268)	(17,679,583)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	1,879,739	6,118,124
Service Class	267,433	557,689

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	2,483,787	17,608,545
Service Class	14,481	71,038
	4,645,440	24,355,396
Cost of shares redeemed:
Standard Class	(15,805,799)	(14,789,745)
Service Class	(173,887)	(105,555)
	(15,979,686)	(14,895,300)
Increase (decrease) in net assets derived from capital share transactions	(11,334,246)	9,460,096
Net Increase (Decrease) in Net Assets	14,011,309	(45,643,560)

Net Assets:
Beginning of period	172,300,562	217,944,122
End of period	$186,311,871	$172,300,562

See accompanying notes, which are an integral part of the financial statements.

20

Financial highlights

Delaware VIP® International Series Standard Class

Selected data for each share of the Series outstanding throughout each period were as follows:

	Six months ended 6/30/23[1]	Year ended
	(Unaudited)	12/31/22	12/31/21	12/31/20	12/31/19[2]	12/31/18
Net asset value, beginning of period	$14.94	$19.87	$19.16	$25.00	$22.08	$26.57

Income (loss) from investment operations:
Net investment income[3]	0.17	0.24	0.26	0.27	0.18	0.21
Net realized and unrealized gain (loss)	2.30	(3.53)	1.05	—	4.97	(3.29)
Total from investment operations	2.47	(3.29)	1.31	0.27	5.15	(3.08)

Less dividends and distributions from:
Net investment income	(0.23)	(0.25)	(0.19)	—	(0.19)	(0.21)
Net realized gain	—	(1.39)	(0.41)	(6.11)	(2.04)	(1.20)
Total dividends and distributions	(0.23)	(1.64)	(0.60)	(6.11)	(2.23)	(1.41)

Net asset value, end of period	$17.18	$14.94	$19.87	$19.16	$25.00	$22.08

Total return[4]	16.50%[5]	(17.34)%[5]	6.87%[5]	7.16%[5]	24.91%[5]	(12.16)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$184,980	$171,244	$217,194	$215,577	$166,210	$142,248
Ratio of expenses to average net assets[6]	0.86%	0.86%	0.90%	0.87%	0.83%	0.86%
Ratio of expenses to average net assets prior to fees waived[6]	0.97%	0.97%	1.00%	1.04%	0.87%	0.86%
Ratio of net investment income to average net assets	2.09%	1.49%	1.28%	1.44%	0.75%	0.84%
Ratio of net investment income to average net assets prior to fees waived	1.98%	1.38%	1.18%	1.27%	0.71%	0.84%
Portfolio turnover	10%	29%	33%	16%	144%[7]	50%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, the First Investors Life Series International Fund shares were reorganized into Standard Class shares of the Series. The Standard Class shares financial highlights for the period prior to October 4, 2019, reflect the performance of the First Investors Life Series International Fund shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[5]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Series invests.
[7]	The Series’ portfolio turnover rate increased substantially during the year ended December 31, 2019 due to a change in the Series’ portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

21

Financial highlights

Delaware VIP® International Series Service Class

Selected data for each share of the Series outstanding throughout the period were as follows:

	Six months ended 6/30/23[2]	Year ended		12/14/20[1] to
	(Unaudited)	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$14.89	$19.81	$19.15	$18.93

Income (loss) from investment operations:
Net investment income[3]	0.15	0.18	0.20	— [4]
Net realized and unrealized gain (loss)	2.28	(3.51)	1.06	0.22
Total from investment operations	2.43	(3.33)	1.26	0.22

Less dividends and distributions from:
Net investment income	(0.19)	(0.20)	(0.19)	—
Net realized gain	—	(1.39)	(0.41)	—
Total dividends and distributions	(0.19)	(1.59)	(0.60)	—

Net asset value, end of period	$17.13	$14.89	$19.81	$19.15

Total return[5]	16.33%	(17.60)%	6.59%	1.16%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,332	$1,057	$750	$776
Ratio of expenses to average net assets[6]	1.16%	1.16%	1.20%	1.16%
Ratio of expenses to average net assets prior to fees waived[6]	1.27%	1.27%	1.30%	1.33%
Ratio of net investment income to average net assets	1.86%	1.19%	0.98%	0.27%
Ratio of net investment income to average net assets prior to fees waived	1.75%	1.08%	0.88%	0.10%
Portfolio turnover	10%	29%	33%	16%[7]

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Amount is less than $0.005 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[6]	Expense ratios do not include expenses of any investment companies in which the Series invests.
[7]	Portfolio turnover is representative of the Series for the entire period.

See accompanying notes, which are an integral part of the financial statements.

22

Notes to financial statements

Delaware VIP® Trust — Delaware VIP International Series	June 30, 2023 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 10 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Delaware VIP International Series (Series). The Trust is an open-end investment company. The Series is considered non-diversified under the 1940 Act and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Series’ valuation designee, Delaware Management Company (DMC). Subject to the oversight of the Trust’s Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2023, and for all open tax years (years ended December 31, 2019–December 31, 2022), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regard to foreign taxes only, the Series has open tax years in certain foreign countries in which it invests that may date back to the inception of the Series. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended June 30, 2023, the Series did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Underlying Funds — The Series may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which the Series may invest include ETFs. The Series will indirectly bear the investment management fees and other expenses of the Underlying Funds.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current

(continues)	23

Notes to financial statements

Delaware VIP® Trust — Delaware VIP International Series

1. Significant Accounting Policies (continued)

period. The Series generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Derivative Financial Instruments — The Series may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Series must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Series’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Series can realize on an investment and/or may result in lower distributions paid to shareholders. The Series’ investments in these instruments, if any, are discussed in detail in the Notes to financial statements.

Segregation and Collateralizations — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Series may deliver or receive collateral in connection with certain investments (e.g., futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged/received to cover obligations of the Series under derivative contracts, if any, will be reported separately on the “Statement of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedule of investments.”

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. Income and capital gain distributions from any Underlying Funds in which the Series invests are recorded on the ex-dividend date. The Series may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Series will accrue such taxes as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

24

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.85% on the first $500 million of average daily net assets of the Series, 0.80% on the next $500 million, 0.75% on the next $1.5 billion, and 0.70% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 0.86% of the Series’ average daily net assets for the Standard Class and the Service Class from January 1, 2023 through June 30, 2023.* These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.

DMC may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL) to execute Series security trades on its behalf. DMC may also seek quantitative support from MIMGL. Although MIMGL serves as sub-advisor, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Series, may pay MIMGL a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2023, the Series paid $4,690 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2023, the Series paid $6,928 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Series pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly. Standard Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Series. For the six months ended June 30, 2023, the Series paid $1,916 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

*	The aggregate contractual waiver period covering this report is from April 29, 2022 through April 30, 2024

(continues)	25

Notes to financial statements

Delaware VIP® Trust — Delaware VIP International Series

3. Investments

For the six months ended June 30, 2023, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$17,660,088
Sales	30,623,062

At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

Cost of investments	$182,026,019
Aggregate unrealized appreciation of investments	$13,346,023
Aggregate unrealized depreciation of investments	(9,930,153)
Net unrealized appreciation of investments	$3,415,870

At December 31, 2022, capital loss carryforwards available to offset future realized capital gains were as follows:

Loss carryforward character
Short-term	Long-term	Total
$234,098	$—	$234,098

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

26

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2023:

	Level 1	Level 2	Total
Securities
Assets:
Common Stocks	$—	$179,633,199	$179,633,199
Preferred Stock	—	4,678,771	4,678,771
Short-Term Investments	1,129,919	—	1,129,919
Total Value of Securities	$1,129,919	$184,311,970	$185,441,889

During the six months ended June 30, 2023, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Series’ net assets. During the six months ended June 30, 2023, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/23	Year ended 12/31/22
Shares sold:
Standard Class	112,476	392,877
Service Class	16,485	35,496
Shares issued upon reinvestment of dividends and distributions:
Standard Class	143,571	1,068,480
Service Class	840	4,315
	273,372	1,501,168
Shares redeemed:
Standard Class	(952,629)	(927,232)
Service Class	(10,526)	(6,675)
	(963,155)	(933,907)
Net increase (decrease)	(689,783)	567,261

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 30, 2023.

The Series had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.

(continues)	27

Notes to financial statements

Delaware VIP® Trust — Delaware VIP International Series

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts

The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Series may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

During the six months ended June 30, 2023, the Series entered into foreign currency exchange contracts and foreign cross currency exchange contracts to fix the US dollar value of a security between trade date and settlement date.

During the six months ended June 30, 2023, the Series experienced net realized and unrealized gains or losses attributable to foreign currency holdings, which are disclosed on the “Statement of assets and liabilities” and “Statement of operations.”

The table below summarizes the average daily balance of derivative holdings by the Series during the six months ended June 30, 2023:

	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average notional value)	$151,441	$274,553

7. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by the Series is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by

28

US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

At June 30, 2023, the Series had no securities out on loan.

8. Credit and Market Risk

The global outbreak of COVID-19 resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the outbreak, its full economic impact and ongoing effects at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Series’ performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Series invests will cause the NAV of the Series to fluctuate.

Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2023, there were no Rule 144A securities held by the Series.

(continues)	29

Notes to financial statements

Delaware VIP® Trust — Delaware VIP International Series

9. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

10. New Regulatory Pronouncement

In October 2022, the Securities and Exchange Commission (SEC) adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and ETFs; and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in the Series’ financial statements.

30

Other Series information (Unaudited)

Delaware VIP® Trust — Delaware VIP International Series

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Series has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Series in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Series’ liquidity risk; (2) classification of each of the Series’ portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Series’ net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Series’ acquisition of Illiquid investments if, immediately after the acquisition, the Series would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Series’ holdings of Illiquid assets exceed 15% of the Series’ net assets. Series with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Series’ liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Series’ investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Series during both normal and reasonably foreseeable stressed conditions; and (3) the Series’ holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Series’ portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Series primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 23-25, 2023, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2022 through March 31, 2023. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Series’ liquidity needs. The Series’ HLIM is set at an appropriate level and the Series complied with its HLIM at all times during the reporting period.

31

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Form N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

(3031246)
SA-VIPINT-0823

Semiannual report

Delaware VIP® Trust

Delaware VIP Investment Grade Series

June 30, 2023

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2023, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

This material may be used in conjunction with the offering of shares in Delaware VIP® Investment Grade Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2023 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Series expenses

For the six-month period from January 1, 2023 to June 30, 2023 (Unaudited)

The investment objective of the Series is to seek to generate a maximum level of income consistent with investment primarily in investment grade debt securities.

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2023 to June 30, 2023.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual Series return†
Standard Class	$1,000.00	$1,024.10	0.63%	$3.16
Service Class	1,000.00	1,023.40	0.93%	4.67
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,021.67	0.63%	$3.16
Service Class	1,000.00	1,020.18	0.93%	4.66

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series’ expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of any Underlying Funds.

32

Security type / sector allocations

Delaware VIP® Trust — Delaware VIP Investment Grade Series	As of June 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Agency Collateralized Mortgage Obligations	0.09%
Convertible Bond	0.15%
Corporate Bonds	93.59%
Banking	18.60%
Basic Industry	1.25%
Brokerage	1.12%
Capital Goods	5.54%
Communications	10.78%
Consumer Cyclical	3.62%
Consumer Non-Cyclical	9.76%
Electric	12.28%
Energy	8.38%
Finance Companies	3.93%
Insurance	5.84%
Natural Gas	1.97%
Real Estate Investment Trusts	1.19%
Technology	6.68%
Transportation	2.65%
Municipal Bonds	0.30%
Loan Agreements	3.30%
US Treasury Obligations	1.66%
Short-Term Investments	0.69%
Total Value of Securities	99.78%
Receivables and Other Assets Net of Liabilities	0.22%
Total Net Assets	100.00%

33

Schedule of investments

Delaware VIP® Trust — Delaware VIP Investment Grade Series	June 30, 2023 (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.09%
Freddie Mac Structured Agency Credit Risk REMIC Trust Series 2021-DNA3 M1 144A 5.817% (SOFR + 0.75%) 10/25/33 #, •	32,614	$32,410
Total Agency Collateralized Mortgage Obligations (cost $32,614)		32,410

Convertible Bond — 0.15%
Spirit Airlines 1.00% exercise price $42.36, maturity date 5/15/26	69,000	56,097
Total Convertible Bond (cost $62,758)		56,097

	Principal amount
Corporate Bonds — 93.59%
Banking — 18.60%
Bank of America
2.482% 9/21/36 µ	195,000	149,269
5.288% 4/25/34 µ	370,000	366,728
6.204% 11/10/28 µ	260,000	267,452
Bank of New York Mellon
4.70% 9/20/25 µ, ψ	350,000	340,812
5.802% 10/25/28 µ	25,000	25,499
5.834% 10/25/33 µ	195,000	203,390
Barclays 7.385% 11/2/28 µ	200,000	208,496
Citigroup
5.61% 9/29/26 µ	190,000	189,843
6.174% 5/25/34 µ	165,000	166,527
Citizens Bank 6.064% 10/24/25 µ	250,000	237,036
Credit Agricole 144A 5.514% 7/5/33 #	250,000	251,689
Deutsche Bank 6.72% 1/18/29 µ	150,000	150,330
Fifth Third Bank 5.852% 10/27/25 µ	250,000	243,644
Goldman Sachs Group 1.542% 9/10/27 µ	630,000	554,116
Huntington National Bank 4.552% 5/17/28 µ	250,000	233,412
JPMorgan Chase & Co.
1.764% 11/19/31 µ	215,000	170,227
5.35% 6/1/34 µ	100,000	100,838
KeyBank
5.00% 1/26/33	250,000	216,475
5.85% 11/15/27	305,000	287,455
KeyCorp
3.878% 5/23/25 µ	100,000	92,507
4.789% 6/1/33 µ	44,000	36,908
Morgan Stanley
1.928% 4/28/32 µ	130,000	101,543
2.484% 9/16/36 µ	185,000	140,446
5.25% 4/21/34 µ	255,000	251,919
6.138% 10/16/26 µ	40,000	40,420
6.342% 10/18/33 µ	155,000	164,960
PNC Financial Services Group
5.068% 1/24/34 µ	100,000	95,932
5.671% 10/28/25 µ	130,000	128,981
Popular 7.25% 3/13/28	195,000	195,000
SVB Financial Group
1.80% 10/28/26 ‡	62,000	44,243
1.80% 2/2/31 ‡	58,000	36,888
2.10% 5/15/28 ‡	30,000	20,400
4.00% 5/15/26 µ, ‡, ψ	105,000	7,707
4.57% 4/29/33 µ, ‡	126,000	84,592
Truist Bank 2.636% 9/17/29 µ	445,000	410,953
Truist Financial
4.95% 9/1/25 µ, ψ	395,000	366,362
6.123% 10/28/33 µ	82,000	83,263
US Bancorp
2.491% 11/3/36 µ	115,000	84,196
4.653% 2/1/29 µ	63,000	60,239
5.727% 10/21/26 µ	79,000	78,988
5.836% 6/12/34 µ	90,000	90,693
		6,980,378
Basic Industry — 1.25%
Celanese US Holdings 6.05% 3/15/25	195,000	194,301
Graphic Packaging International 144A 3.50% 3/1/29 #	130,000	113,853
Newmont 2.80% 10/1/29	2,000	1,722
Sherwin-Williams 2.90% 3/15/52	245,000	157,838
		467,714
Brokerage — 1.12%
Jefferies Financial Group
2.625% 10/15/31	425,000	329,878
6.50% 1/20/43	90,000	90,256
		420,134
Capital Goods — 5.54%
Amphenol 2.20% 9/15/31	180,000	146,728
Ardagh Metal Packaging Finance USA 144A 4.00% 9/1/29 #	200,000	158,622
Ashtead Capital 144A 1.50% 8/12/26 #	400,000	349,826
Boeing 3.75% 2/1/50	60,000	45,098
Lockheed Martin 4.75% 2/15/34	150,000	149,725
Pactiv Evergreen Group Issuer 144A 4.00% 10/15/27 #	140,000	123,969
Raytheon Technologies
5.15% 2/27/33	410,000	415,784
5.375% 2/27/53	60,000	62,367
Republic Services 5.00% 4/1/34	145,000	144,777

34

Schedule of investments

Delaware VIP® Trust — Delaware VIP Investment Grade Series

	Principal amount	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Teledyne Technologies 2.25% 4/1/28	405,000	$353,798
Waste Connections 2.95% 1/15/52	185,000	126,879
		2,077,573
Communications — 10.78%
Altice France 144A 5.125% 1/15/29 #	200,000	142,804
AMC Networks 4.75% 8/1/25	156,000	136,589
AT&T
3.50% 9/15/53	710,000	503,123
5.40% 2/15/34	55,000	55,122
CCO Holdings
144A 4.50% 6/1/33 #	35,000	27,522
144A 4.75% 2/1/32 #	150,000	122,483
144A 6.375% 9/1/29 #	70,000	66,027
Cellnex Finance 144A 3.875% 7/7/41 #	200,000	146,719
Charter Communications Operating 3.85% 4/1/61	365,000	221,074
Comcast
2.80% 1/15/51	545,000	361,238
4.80% 5/15/33	175,000	173,245
Crown Castle
1.05% 7/15/26	50,000	43,811
2.10% 4/1/31	171,000	136,970
CSC Holdings 144A 4.50% 11/15/31 #	200,000	139,656
Directv Financing 144A 5.875% 8/15/27 #	150,000	136,022
Discovery Communications 4.00% 9/15/55	303,000	201,696
Sprint Capital 6.875% 11/15/28	165,000	175,047
Time Warner Cable 7.30% 7/1/38	100,000	101,994
T-Mobile USA
3.375% 4/15/29	535,000	483,612
5.05% 7/15/33	155,000	152,259
Verizon Communications 2.875% 11/20/50	265,000	172,877
Virgin Media Secured Finance 144A 5.50% 5/15/29 #	200,000	181,099
Warnermedia Holdings 6.412% 3/15/26	165,000	165,174
		4,046,163
Consumer Cyclical — 3.62%
Amazon.com 2.50% 6/3/50	520,000	346,329
Aptiv 3.10% 12/1/51	364,000	229,172
Ford Motor Credit 6.95% 3/6/26	200,000	201,259
General Motors Financial
5.85% 4/6/30	290,000	287,743
6.40% 1/9/33	120,000	122,054
VICI Properties 4.95% 2/15/30	185,000	173,712
		1,360,269
Consumer Non-Cyclical — 9.76%
Amgen
5.15% 3/2/28	100,000	99,981
5.25% 3/2/30	75,000	75,207
5.25% 3/2/33	166,000	166,291
5.65% 3/2/53	55,000	55,739
Astrazeneca Finance 4.875% 3/3/28	150,000	149,986
Baxter International 3.132% 12/1/51	255,000	168,443
Bimbo Bakeries USA 144A 4.00% 5/17/51 #	200,000	160,801
Bunge Limited Finance 2.75% 5/14/31	290,000	243,576
Cigna Group 5.685% 3/15/26	260,000	260,366
CVS Health
2.70% 8/21/40	419,000	292,797
4.78% 3/25/38	85,000	78,491
5.25% 1/30/31	65,000	64,816
Eli Lilly & Co. 5.00% 2/27/26	115,000	115,110
HCA
3.50% 7/15/51	196,000	135,798
5.20% 6/1/28	80,000	79,405
JBS USA Lux 144A 3.00% 2/2/29 #	128,000	108,864
Merck & Co. 2.75% 12/10/51	72,000	49,740
Perrigo Finance Unlimited 4.375% 3/15/26	300,000	285,512
Pfizer Investment Enterprises
4.75% 5/19/33	160,000	159,459
5.11% 5/19/43	110,000	110,320
5.30% 5/19/53	95,000	98,844
Royalty Pharma
3.35% 9/2/51	545,000	351,555
3.55% 9/2/50	19,000	12,848
Sodexo 144A 1.634% 4/16/26 #	260,000	233,827
US Foods 144A 4.75% 2/15/29 #	115,000	105,401
		3,663,177
Electric — 12.28%
AEP Texas 5.40% 6/1/33	55,000	54,752
American Electric Power 5.699% 8/15/25	105,000	104,421
Appalachian Power 4.50% 8/1/32	235,000	220,415
Berkshire Hathaway Energy 2.85% 5/15/51	110,000	71,253
CenterPoint Energy Houston Electric 4.95% 4/1/33	200,000	199,756
Commonwealth Edison 2.75% 9/1/51	300,000	194,639
Constellation Energy Generation 5.60% 3/1/28	115,000	115,969
Consumers Energy 4.625% 5/15/33	127,000	123,662
Duke Energy Carolinas 5.35% 1/15/53	75,000	76,090
Duke Energy Indiana 5.40% 4/1/53	110,000	111,052
Duke Energy Ohio 5.25% 4/1/33	75,000	75,594

35

	Principal amount	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Edison International 8.125% 6/15/53 µ	170,000	$173,902
Enel Finance International 144A 6.80% 10/14/25 #	200,000	203,804
Eversource Energy 5.45% 3/1/28	120,000	120,911
Exelon 5.30% 3/15/33	70,000	69,815
IPALCO Enterprises 4.25% 5/1/30	120,000	108,697
Liberty Utilities Finance GP 1 144A 2.05% 9/15/30 #	190,000	147,775
Louisville Gas and Electric 5.45% 4/15/33	95,000	96,835
NextEra Energy Capital Holdings
3.00% 1/15/52	230,000	151,579
6.051% 3/1/25	170,000	170,715
NRG Energy 144A 2.45% 12/2/27 #	100,000	84,356
Oglethorpe Power
3.75% 8/1/50	215,000	160,299
4.50% 4/1/47	210,000	173,870
5.25% 9/1/50	225,000	208,582
Pacific Gas and Electric
3.30% 8/1/40	45,000	30,377
4.60% 6/15/43	135,000	102,318
PacifiCorp 2.90% 6/15/52	580,000	362,340
Public Service of Colorado 5.25% 4/1/53	80,000	76,937
Public Service Co. of Oklahoma 3.15% 8/15/51	170,000	112,968
San Diego Gas & Electric 3.32% 4/15/50	120,000	86,074
Southern California Edison
3.45% 2/1/52	65,000	46,606
4.125% 3/1/48	22,000	17,879
Vistra Operations
144A 3.55% 7/15/24 #	244,000	235,720
144A 5.125% 5/13/25 #	170,000	165,919
WEC Energy Group 5.15% 10/1/27	155,000	154,880
		4,610,761
Energy — 8.38%
BP Capital Markets 4.875% 3/22/30 µ, ψ	330,000	301,001
BP Capital Markets America
2.939% 6/4/51	145,000	99,133
4.812% 2/13/33	157,000	154,792
Cheniere Energy Partners 144A 5.95% 6/30/33 #	115,000	115,478
ConocoPhillips 5.30% 5/15/53	110,000	111,986
Diamondback Energy
3.125% 3/24/31	220,000	188,552
4.25% 3/15/52	130,000	99,859
Enbridge 5.75% 7/15/80 µ	195,000	176,337
Energy Transfer
6.25% 4/15/49	140,000	136,885
6.50% 11/15/26 µ, ψ	385,000	350,666
Enterprise Products Operating
3.30% 2/15/53	275,000	196,585
5.35% 1/31/33	30,000	30,520
Galaxy Pipeline Assets Bidco 144A 2.94% 9/30/40 #	189,970	152,869
Kinder Morgan 5.20% 6/1/33	205,000	198,758
Marathon Oil 5.20% 6/1/45	115,000	97,486
MPLX
5.00% 3/1/33	90,000	86,245
5.65% 3/1/53	50,000	46,794
Occidental Petroleum 6.125% 1/1/31	110,000	111,806
Targa Resources Partners
4.00% 1/15/32	95,000	82,250
5.00% 1/15/28	350,000	334,337
6.875% 1/15/29	71,000	72,483
		3,144,822
Finance Companies — 3.93%
AerCap Ireland Capital DAC
1.65% 10/29/24	150,000	141,026
3.00% 10/29/28	300,000	259,631
3.40% 10/29/33	150,000	120,636
Air Lease
2.20% 1/15/27	40,000	35,502
2.875% 1/15/32	150,000	120,557
4.125% 12/15/26 µ, ψ	153,000	99,759
5.85% 12/15/27	80,000	79,969
Aviation Capital Group
144A 1.95% 1/30/26 #	116,000	103,398
144A 1.95% 9/20/26 #	300,000	260,213
144A 5.50% 12/15/24 #	100,000	97,935
144A 6.25% 4/15/28 #	33,000	32,954
144A 6.375% 7/15/30 #	125,000	124,067
		1,475,647
Insurance — 5.84%
American International Group 5.125% 3/27/33	175,000	171,029
Aon 5.00% 9/12/32	100,000	98,782
Athene Global Funding
144A 1.985% 8/19/28 #	442,000	355,223
144A 2.50% 3/24/28 #	110,000	93,059
144A 2.717% 1/7/29 #	120,000	97,883
Athene Holding 3.45% 5/15/52	125,000	76,165
Berkshire Hathaway Finance 3.85% 3/15/52	210,000	173,786
Brighthouse Financial 4.70% 6/22/47	39,000	29,899
Global Atlantic 144A 4.70% 10/15/51 #, µ	200,000	142,164
Hartford Financial Services Group 2.90% 9/15/51	135,000	87,814
Humana 5.75% 3/1/28	35,000	35,638

36

Schedule of investments

Delaware VIP® Trust — Delaware VIP Investment Grade Series

	Principal amount	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
New York Life Global Funding
144A 1.20% 8/7/30 #	140,000	$108,552
144A 4.85% 1/9/28 #	150,000	148,738
Prudential Financial 3.70% 10/1/50 µ	145,000	122,692
UnitedHealth Group
4.20% 5/15/32	91,000	86,911
4.50% 4/15/33	230,000	224,148
5.05% 4/15/53	140,000	139,259
		2,191,742
Natural Gas — 1.97%
Sempra Energy
4.125% 4/1/52 µ	125,000	101,287
4.875% 10/15/25 µ, ψ	310,000	289,096
Southern California Gas
5.20% 6/1/33	140,000	138,224
6.35% 11/15/52	80,000	88,767
Spire Missouri 4.80% 2/15/33	125,000	123,059
		740,433
Real Estate Investment Trusts — 1.19%
Alexandria Real Estate Equities 4.75% 4/15/35	120,000	111,483
American Homes 4 Rent 3.625% 4/15/32	70,000	60,561
Extra Space Storage 2.35% 3/15/32	350,000	273,943
		445,987
Technology — 6.68%
Alphabet 2.05% 8/15/50	390,000	244,315
Apple
4.30% 5/10/33	25,000	24,878
4.85% 5/10/53	105,000	107,685
Autodesk 2.40% 12/15/31	185,000	151,498
Broadcom 144A 3.469% 4/15/34 #	335,000	274,923
CDW 3.276% 12/1/28	435,000	378,147
CoStar Group 144A 2.80% 7/15/30 #	175,000	144,556
Entegris Escrow
144A 4.75% 4/15/29 #	140,000	130,096
144A 5.95% 6/15/30 #	135,000	129,550
Leidos 2.30% 2/15/31	72,000	56,779
Marvell Technology
1.65% 4/15/26	210,000	189,273
2.45% 4/15/28	110,000	96,117
Micron Technology 5.875% 9/15/33	190,000	188,378
Oracle
3.60% 4/1/50	123,000	87,962
4.65% 5/6/30	50,000	48,341
5.55% 2/6/53	120,000	116,288
Sensata Technologies 144A 3.75% 2/15/31 #	160,000	137,023
		2,505,809
Transportation — 2.65%
Air Canada 144A 3.875% 8/15/26 #	205,000	190,189
American Airlines 144A 5.50% 4/20/26 #	195,000	193,360
Burlington Northern Santa Fe 2.875% 6/15/52	233,000	159,602
Delta Air Lines 144A 7.00% 5/1/25 #	201,000	205,431
ERAC USA Finance
144A 4.90% 5/1/33 #	75,000	73,348
144A 5.40% 5/1/53 #	45,000	44,961
Mileage Plus Holdings 144A 6.50% 6/20/27 #	128,000	128,435
		995,326

Total Corporate Bonds (cost $38,839,764)		35,125,935

Municipal Bonds — 0.30%
Commonwealth of Puerto Rico (Restructured)
Series A-1 2.986% 7/1/24^	2,341	2,243
Series A-1 4.00% 7/1/35	5,110	4,763
GDB Debt Recovery Authority of Puerto Rico Revenue (Taxable) 7.50% 8/20/40	125,865	104,153
Total Municipal Bonds (cost $126,709)		111,159

Loan Agreements — 3.30%
AmWINS Group 7.443% (LIBOR01M + 2.25%) 2/19/28 •	107,251	106,349
Applied Systems 9.742% (SOFR03M + 4.50%) 9/18/26 •	116,714	117,006
Gates Global Tranche B-3 7.702% (SOFR01M + 2.50%) 3/31/27 •	117,000	116,539
Horizon Therapeutics USA Tranche B-2 6.839% (LIBOR01M + 1.75%) 3/15/28 •	107,525	107,376
Informatica 8.00% (LIBOR01M + 2.75%) 10/27/28 •	113,563	113,610
Prime Security Services Borrower Tranche B-1 7.943% (LIBOR01M + 2.75%) 9/23/26 •	117,300	117,367
RealPage 1st Lien 8.217% (SOFR01M + 3.11%) 4/24/28 •	117,900	115,416
Reynolds Group Holdings Tranche B-2 8.467% (SOFR01M + 3.25%) 2/5/26 •	86,090	86,144
Standard Industries 7.692% (SOFR01M + 2.50%) 9/22/28 •	357,157	357,479
Total Loan Agreements (cost $1,237,259)		1,237,286

37

	Principal amount	Value (US $)
US Treasury Obligations — 1.66%
US Treasury Bonds
3.625% 2/15/53	635,000	$609,600
3.875% 2/15/43	15,000	14,630
Total US Treasury Obligations (cost $747,312)		624,230

	Number of shares
Short-Term Investments — 0.69%
Money Market Mutual Funds — 0.69%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	64,979	64,979
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	64,978	64,978
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	64,978	64,978
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	64,979	64,979
Total Short-Term Investments (cost $259,914)		259,914
Total Value of Securities—99.78% (cost $41,306,330)		$37,447,031

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2023, the aggregate value of Rule 144A securities was $6,923,573, which represents 18.45% of the Series’ net assets. See Note 7 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2023. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:

DAC – Designated Activity Company

ICE – Intercontinental Exchange, Inc.

LIBOR – London Interbank Offered Rate

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

REMIC – Real Estate Mortgage Investment Conduit

SOFR – Secured Overnight Financing Rate

SOFR01M – Secured Overnight Financing Rate 1 Month

SOFR03M – Secured Overnight Financing Rate 3 Month

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

38

Statement of assets and liabilities

Delaware VIP® Trust — Delaware VIP Investment Grade Series	June 30, 2023 (Unaudited)

Assets:
Investments, at value*	$37,447,031
Cash	2,600
Dividends and interest receivable	424,817
Receivable for securities sold	36,197
Receivable for series shares sold	5,398
Other assets	366
Total Assets	37,916,409
Liabilities:
Payable for securities purchased	278,855
Other accrued expenses	92,451
Administration expenses payable to affiliates	7,582
Investment management fees payable to affiliates	4,838
Payable for series shares redeemed	2,394
Distribution fees payable to affiliates	2
Total Liabilities	386,122
Total Net Assets	$37,530,287

Net Assets Consist of:
Paid-in capital	$46,849,269
Total distributable earnings (loss)	(9,318,982)
Total Net Assets	$37,530,287

Net Asset Value
Standard Class:
Net assets	$37,520,911
Shares of beneficial interest outstanding, unlimited authorization, no par	4,491,996
Net asset value per share	$8.35
Service Class:
Net assets	$9,376
Shares of beneficial interest outstanding, unlimited authorization, no par	1,124
Net asset value per share	$8.34

*Investments, at cost	$41,306,330

See accompanying notes, which are an integral part of the financial statements.

39

Statement of operations

Delaware VIP® Trust — Delaware VIP Investment Grade Series	Six months ended June 30, 2023 (Unaudited)

Investment Income:
Interest	$939,276
Dividends	20,455
959,731

Expenses:
Management fees	96,263
Distribution expenses — Service Class	14
Audit and tax fees	22,571
Accounting and administration expenses	21,641
Dividend disbursing and transfer agent fees and expenses	10,931
Reports and statements to shareholders expenses	8,074
Trustees’ fees and expenses	1,443
Custodian fees	1,133
Legal fees	1,034
Other	21,567
184,671
Less expenses waived	(63,315)
Total operating expenses	121,356
Net Investment Income (Loss)	838,375

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(1,318,623)
Net change in unrealized appreciation (depreciation) on investments	1,423,154
Net Realized and Unrealized Gain (Loss)	104,531
Net Increase (Decrease) in Net Assets Resulting from Operations	$942,906

See accompanying notes, which are an integral part of the financial statements.

40

Statements of changes in net assets

Delaware VIP® Trust — Delaware VIP Investment Grade Series

	Six months ended 6/30/23 (Unaudited)	Year ended 12/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$838,375	$1,517,994
Net realized gain (loss)	(1,318,623)	(4,542,031)
Net change in unrealized appreciation (depreciation)	1,423,154	(5,889,270)
Net increase (decrease) in net assets resulting from operations	942,906	(8,913,307)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(1,579,676)	(2,333,366)
Service Class	(356)	(463)
	(1,580,032)	(2,333,829)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	1,313,496	1,215,669

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	1,579,676	2,333,366
Service Class	356	463
	2,893,528	3,549,498
Cost of shares redeemed:
Standard Class	(3,978,280)	(7,130,506)
Decrease in net assets derived from capital share transactions	(1,084,752)	(3,581,008)
Net Decrease in Net Assets	(1,721,878)	(14,828,144)

Net Assets:
Beginning of period	39,252,165	54,080,309
End of period	$37,530,287	$39,252,165

See accompanying notes, which are an integral part of the financial statements.

41

Financial highlights

Delaware VIP® Investment Grade Series Standard Class

Selected data for each share of the Series outstanding throughout each period were as follows:

	Six months ended 6/30/23[1]	Year ended
	(Unaudited)	12/31/22	12/31/21	12/31/20	12/31/19[2]	12/31/18
Net asset value, beginning of period	$8.50	$10.80	$11.60	$11.02	$10.18	$10.80

Income (loss) from investment operations:
Net investment income[3]	0.19	0.31	0.27	0.26	0.29	0.31
Net realized and unrealized gain (loss)	0.02	(2.13)	(0.37)	0.98	0.95	(0.53)
Total from investment operations	0.21	(1.82)	(0.10)	1.24	1.24	(0.22)

Less dividends and distributions from:
Net investment income	(0.36)	(0.34)	(0.34)	(0.41)	(0.40)	(0.40)
Net realized gain	—	(0.14)	(0.36)	(0.25)	—	—
Total dividends and distributions	(0.36)	(0.48)	(0.70)	(0.66)	(0.40)	(0.40)

Net asset value, end of period	$8.35	$8.50	$10.80	$11.60	$11.02	$10.18

Total return[4]	2.41%	(17.06)%	(0.72)%	11.91%	12.62%	(2.03)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$37,521	$39,243	$54,069	$60,080	$61,952	$61,630
Ratio of expenses to average net assets[5]	0.63%	0.63%	0.65%	0.69%	0.73%	0.70%
Ratio of expenses to average net assets prior to fees waived[5]	0.96%	0.87%	0.74%	0.81%	0.90%	0.85%
Ratio of net investment income to average net assets	4.35%	3.44%	2.45%	2.39%	2.76%	3.05%
Ratio of net investment income to average net assets prior to fees waived	4.02%	3.20%	2.36%	2.27%	2.59%	2.90%
Portfolio turnover	53%	99%	110%	147%	157%[6]	53%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, the First Investors Life Series Investment Grade Fund shares were reorganized into Standard Class shares of the Series. The Standard Class shares financial highlights for the period prior to October 4, 2019, reflect the performance of the First Investors Life Series Investment Grade Fund shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period shown reflects waivers by the manager. Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
[6]	The Series’ portfolio turnover rate increased substantially during the year ended December 31, 2019 due to a change in the Series’ portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

42

Financial highlights

Delaware VIP® Investment Grade Series Service Class

Selected data for each share of the Series outstanding throughout each period were as follows:

	Six months ended 6/30/23[2]	Year ended			10/31/19[1] to
	(Unaudited)	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$8.47	$10.76	$11.56	$11.01	$10.97

Income (loss) from investment operations:
Net investment income[3]	0.17	0.29	0.23	0.23	0.03
Net realized and unrealized gain (loss)	0.03	(2.13)	(0.36)	0.97	0.01
Total from investment operations	0.20	(1.84)	(0.13)	1.20	0.04

Less dividends and distributions from:
Net investment income	(0.33)	(0.31)	(0.31)	(0.40)	—
Net realized gain	—	(0.14)	(0.36)	(0.25)	—
Total dividends and distributions	(0.33)	(0.45)	(0.67)	(0.65)	—

Net asset value, end of period	$8.34	$8.47	$10.76	$11.56	$11.01

Total return[4]	2.34%	(17.32)%	(1.03)%	11.57%	0.37%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9	$9	$11	$11	$10
Ratio of expenses to average net assets[5]	0.93%	0.93%	0.95%	0.99%	0.99%
Ratio of expenses to average net assets prior to fees waived[5]	1.25%	1.15%	1.04%	1.11%	1.31%
Ratio of net investment income to average net assets	4.06%	3.16%	2.15%	2.09%	1.50%
Ratio of net investment income to average net assets prior to fees waived	3.74%	2.94%	2.06%	1.97%	1.18%
Portfolio turnover	53%	99%	110%	147%	157%[6,7]

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
[6]	Portfolio turnover is representative of the Series for the entire period.
[7]	The Series’ portfolio turnover rate increased substantially during the year ended December 31, 2019 due to a change in the Series’ portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

43

Notes to financial statements

Delaware VIP® Trust — Delaware VIP Investment Grade Series	June 30, 2023 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 10 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Delaware VIP Investment Grade Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Series’ valuation designee, Delaware Management Company (DMC). Subject to the oversight of the Trust’s Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2023, and for all open tax years (years ended December 31, 2019–December 31, 2022), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended June 30, 2023, the Series did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

(continues)	44

Notes to financial statements

Delaware VIP® Trust — Delaware VIP Investment Grade Series

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any Underlying Funds in which the Series invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2023, the Series earned less than $1 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.50% on the first $500 million of average daily net assets of the Series, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 0.63% of the Series’ average daily net assets for the Standard Class and the Service Class from January 1, 2023 through June 30, 2023.* These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.

DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). DMC may also permit these Affiliated Sub-Advisors to execute Series security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Series, pays each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2023, the Series paid $2,571 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2023, the Series paid $1,487 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the

45

“Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly. Standard Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Series. For the six months ended June 30, 2023, the Series paid $414 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of any Underlying Funds including ETFs in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

*	The aggregate contractual waiver period covering this report is from April 29, 2022 through April 30, 2024.

3. Investments

For the six months ended June 30, 2023, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$18,371,775
Purchases of US government securities	2,166,706
Sales other than US government securities	18,158,182
Sales of US government securities	1,818,398

At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

Cost of investments	$41,386,343
Aggregate unrealized appreciation of investments	$101,890
Aggregate unrealized depreciation of investments	(4,041,202)
Net unrealized depreciation of investments	$(3,939,312)

At December 31, 2022, capital loss carryforwards available to offset future realized capital gains were as follows:

Loss carryforward character
Short-term	Long-term	Total
$2,603,525	$2,148,629	$4,752,154

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions

(continues)	46

Notes to financial statements

Delaware VIP® Trust — Delaware VIP Investment Grade Series

3. Investments (continued)

market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2023:

	Level 1	Level 2	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$32,410	$32,410
Convertible Bond	—	56,097	56,097
Corporate Bonds	—	35,125,935	35,125,935
Loan Agreements	—	1,237,286	1,237,286
Municipal Bonds	—	111,159	111,159
US Treasury Obligations	—	624,230	624,230
Short-Term Investments	259,914	—	259,914
Total Value of Securities	$259,914	$37,187,117	$37,447,031

During the six months ended June 30, 2023, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Series’ net assets. During the six months ended June 30, 2023, there were no Level 3 investments.

47

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/23	Year ended 12/31/22
Shares sold:
Standard Class	152,455	133,584
Shares issued upon reinvestment of dividends and distributions:
Standard Class	188,731	260,420
Service Class	42	52
	341,228	394,056
Shares redeemed:
Standard Class	(464,866)	(786,899)
Net decrease	(123,638)	(392,843)

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 30, 2023.

The Series had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.

6. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by the Series is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and

(continues)	48

Notes to financial statements

Delaware VIP® Trust — Delaware VIP Investment Grade Series

6. Securities Lending (continued)

other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

At June 30, 2023, the Series had no securities out on loan.

7. Credit and Market Risk

The global outbreak of COVID-19 resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the outbreak, its full economic impact and ongoing effects at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Series’ performance.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A series may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, IBORs) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

The Series invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and Baa3 by Moody’s Investors Service, Inc. or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Series will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Series more protection than unsecured loans in the event of nonpayment of scheduled

49

interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Series may involve revolving credit facilities or other standby financing commitments that obligate the Series to pay additional cash on a certain date or on demand. These commitments may require the Series to increase its investment in a company at a time when the Series might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Series is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Series may pay an assignment fee. On an ongoing basis, the Series may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Series may be required to rely upon another lending institution to collect and pass on to the Series amounts payable with respect to the loan and to enforce the Series’ rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Series from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Series.

The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are CMOs. CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Series will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

8. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

9. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief

(continues)	50

Notes to financial statements

Delaware VIP® Trust — Delaware VIP Investment Grade Series

9. Recent Accounting Pronouncements (continued)

from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023.On December 21, 2022, FASB issued ASU 2022-06 to defer the sunset date of Accounting Standards Codification Topic 848 until December 31, 2024. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management is currently evaluating ASU 2020-04 and ASU 2022-06, but does not believe there will be a material impact.

10. New Regulatory Pronouncement

In October 2022, the Securities and Exchange Commission (SEC) adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and ETFs; and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in the Series’ financial statements.

51

Other Series information (Unaudited)

Delaware VIP® Trust — Delaware VIP Investment Grade Series

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Series has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Series in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Series’ liquidity risk; (2) classification of each of the Series’ portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Series’ net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Series’ acquisition of Illiquid investments if, immediately after the acquisition, the Series would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Series’ holdings of Illiquid assets exceed 15% of the Series’ net assets. Series with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Series’ liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Series’ investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Series during both normal and reasonably foreseeable stressed conditions; and (3) the Series’ holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Series’ portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Series primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 23-25, 2023, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2022 through March 31, 2023. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Series’ liquidity needs. The Series’ HLIM is set at an appropriate level and the Series complied with its HLIM at all times during the reporting period.

52

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Form N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

(3031246)
SA-VIPIG-0823

Semiannual report

Delaware VIP® Trust

Delaware VIP Limited Duration Bond Series

June 30, 2023

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2023, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

This material may be used in conjunction with the offering of shares in Delaware VIP® Limited Duration Bond Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2023 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Series expenses

For the six-month period from January 1, 2023 to June 30, 2023 (Unaudited)

The investment objective of the Series is to seek current income consistent with low volatility of principal.

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2023 to June 30, 2023.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual Series return†
Standard Class	$1,000.00	$1,015.90	0.53%	$2.65
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,022.17	0.53%	$2.66

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series’ expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of any Underlying Funds.

53

Security type / sector allocations

Delaware VIP® Trust — Delaware VIP Limited Duration Bond Series	As of June 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Agency Collateralized Mortgage Obligations	1.13%
Agency Mortgage-Backed Securities	4.28%
Collateralized Debt Obligations	9.32%
Corporate Bonds	50.33%
Banking	12.76%
Basic Industry	1.39%
Capital Goods	3.10%
Communications	2.96%
Consumer Cyclical	1.57%
Consumer Non-Cyclical	4.07%
Electric	6.32%
Energy	3.90%
Finance Companies	3.23%
Insurance	5.62%
Natural Gas	0.37%
Technology	2.64%
Transportation	2.40%
Non-Agency Asset-Backed Securities	9.71%
US Treasury Obligations	22.79%
Short-Term Investments	4.78%
Total Value of Securities	102.34%
Liabilities Net of Receivables and Other Assets	(2.34)%
Total Net Assets	100.00%

54

Schedule of investments

Delaware VIP® Trust — Delaware VIP Limited Duration Bond Series	June 30, 2023 (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 1.13%
Freddie Mac REMIC Series 5092 WG 1.00% 4/25/31	228,440	$196,834
Freddie Mac Structured Agency Credit Risk REMIC Trust Series 2021-HQA2 M1 144A 5.767% (SOFR + 0.70%) 12/25/33 #, •	24,329	24,208
Total Agency Collateralized Mortgage Obligations (cost $254,125)		221,042

Agency Mortgage-Backed Securities — 4.28%
Fannie Mae S.F. 15 yr 2.50% 8/1/35	59,683	54,480
Fannie Mae S.F. 30 yr
4.50% 1/1/50	355,289	350,858
5.00% 7/1/47	260,585	262,446
5.00% 5/1/48	96,547	96,459
Freddie Mac S.F. 30 yr 5.00% 8/1/48	73,580	73,386
Total Agency Mortgage-Backed Securities (cost $761,671)		837,629

Collateralized Debt Obligations — 9.32%
ARES LX CLO Series 2021-60A A 144A 6.382% (LIBOR03M + 1.12%, Floor 1.12%) 7/18/34 #, •	250,000	243,685
Canyon Capital CLO Series 2019-2AAR 144A 6.44% (LIBOR03M + 1.18%, Floor 1.18%) 10/15/34 #, •	250,000	244,723
Cedar Funding IX CLO Series 2018-9A A1 144A 6.23% (LIBOR03M + 0.98%, Floor 0.98%) 4/20/31 #, •	250,000	247,596
CIFC Funding Series 2013-4A A1RR 144A 6.352% (LIBOR03M + 1.06%, Floor 1.06%) 4/27/31 #, •	250,000	246,817
Dryden 83 CLO Series 2020-83A A 144A 6.482% (LIBOR03M + 1.22%, Floor 1.22%) 1/18/32 #, •	250,000	247,250
KKR CLO 32 Series 32A A1 144A 6.58% (LIBOR03M + 1.32%, Floor 1.32%) 1/15/32 #, •	100,000	99,041
LCM XVIII Series 18A A1R 144A 6.27% (LIBOR03M + 1.02%) 4/20/31 #, •	250,000	247,327
Octagon Investment Partners 33 Series 2017-1A A1 144A 6.44% (LIBOR03M + 1.19%) 1/20/31 #, •	250,000	248,109
Total Collateralized Debt Obligations (cost $1,841,487)		1,824,548

Corporate Bonds — 50.33%
Banking — 12.76%
Bank of America
1.843% 2/4/25 µ	100,000	97,444
4.10% 7/24/23	130,000	129,907
6.204% 11/10/28 µ	5,000	5,143
Bank of New York Mellon 5.802% 10/25/28 µ	38,000	38,758
BBVA Bancomer 144A 1.875% 9/18/25 #	200,000	184,150
Citigroup
1.281% 11/3/25 µ	35,000	32,804
2.014% 1/25/26 µ	30,000	28,199
5.61% 9/29/26 µ	20,000	19,983
DAE Sukuk DIFC 144A 3.75% 2/15/26 #	200,000	190,336
Deutsche Bank 0.898% 5/28/24	150,000	142,577
Fifth Third Bancorp
2.375% 1/28/25	35,000	32,773
3.65% 1/25/24	35,000	34,508
Goldman Sachs Group
0.925% 10/21/24 µ	175,000	172,061
1.542% 9/10/27 µ	25,000	21,989
JPMorgan Chase & Co. 4.023% 12/5/24 µ	200,000	198,303
KeyCorp 3.878% 5/23/25 µ	45,000	41,628
Morgan Stanley
6.138% 10/16/26 µ	300,000	303,149
6.296% 10/18/28 µ	49,000	50,395
PNC Bank 3.875% 4/10/25	250,000	238,807
PNC Financial Services Group 5.671% 10/28/25 µ	35,000	34,726
Popular 7.25% 3/13/28	20,000	20,000
Toronto-Dominion Bank 4.108% 6/8/27	34,000	32,530
Truist Bank 2.636% 9/17/29 µ	215,000	198,550
US Bancorp
3.375% 2/5/24	55,000	54,214
4.653% 2/1/29 µ	13,000	12,430
5.727% 10/21/26 µ	21,000	20,997
Wells Fargo & Co. 3.908% 4/25/26 µ	165,000	159,607
		2,495,968

55

Schedule of investments

Delaware VIP® Trust — Delaware VIP Limited Duration Bond Series

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry — 1.39%
Avient 144A 5.75% 5/15/25 #	139,000	$137,438
Celanese US Holdings
6.05% 3/15/25	15,000	14,946
6.165% 7/15/27	30,000	29,866
Nutrien 5.95% 11/7/25	90,000	90,579
		272,829
Capital Goods — 3.10%
Mauser Packaging Solutions
Holding 144A 7.875% 8/15/26 #	100,000	99,459
Parker-Hannifin
3.65% 6/15/24	95,000	93,117
4.25% 9/15/27	70,000	67,929
Teledyne Technologies 0.95% 4/1/24	280,000	269,724
TransDigm 144A 6.25% 3/15/26 #	25,000	24,901
WESCO Distribution 144A 7.125% 6/15/25 #	51,000	51,583
		606,713
Communications — 2.96%
AMC Networks 5.00% 4/1/24	30,000	29,562
NBN 144A 0.875% 10/8/24 #	200,000	187,643
T-Mobile USA 3.75% 4/15/27	105,000	99,444
Verizon Communications 0.75% 3/22/24	120,000	115,844
Warnermedia Holdings
3.638% 3/15/25	110,000	106,158
6.412% 3/15/26	40,000	40,042
		578,693
Consumer Cyclical — 1.57%
Aptiv 2.396% 2/18/25	70,000	66,468
Carnival 144A 7.625% 3/1/26 #	31,000	30,390
MGM Resorts International 5.75% 6/15/25	120,000	119,039
Prime Security Services Borrower 144A 5.25% 4/15/24 #	54,000	53,603
VICI Properties 4.95% 2/15/30	40,000	37,560
		307,060
Consumer Non-Cyclical — 4.07%
AbbVie
2.60% 11/21/24	90,000	86,396
3.75% 11/14/23	165,000	163,858
Amgen 5.15% 3/2/28	15,000	14,997
Astrazeneca Finance 4.875% 3/3/28	35,000	34,997
Cigna Group 5.685% 3/15/26	60,000	60,084
Eli Lilly & Co. 5.00% 2/27/26	25,000	25,024
Gilead Sciences 3.70% 4/1/24	80,000	78,866
HCA 5.20% 6/1/28	20,000	19,851
Medtronic Global Holdings 4.25% 3/30/28	40,000	39,067
Pfizer Investment Enterprises 4.45% 5/19/28	40,000	39,334
Royalty Pharma 1.20% 9/2/25	195,000	175,931
Tenet Healthcare 4.875% 1/1/26	50,000	48,750
Zoetis 5.40% 11/14/25	10,000	10,033
		797,188
Electric — 6.32%
Avangrid 3.20% 4/15/25	60,000	57,084
Duke Energy 4.875% 9/16/24 µ, ψ	50,000	48,145
Duke Energy Carolinas 3.95% 11/15/28	30,000	28,680
Entergy Louisiana 4.05% 9/1/23	10,000	9,969
Metropolitan Edison 144A 5.20% 4/1/28 #	60,000	59,443
National Rural Utilities Cooperative Finance
1.875% 2/7/25	135,000	127,528
4.45% 3/13/26	55,000	54,182
4.80% 3/15/28	40,000	39,564
NextEra Energy Capital Holdings 6.051% 3/1/25	40,000	40,168
NRG Energy 144A 3.75% 6/15/24 #	95,000	91,839
Pacific Gas and Electric 3.75% 2/15/24	120,000	118,038
Southern 4.85% 6/15/28	85,000	83,359
Southern California Edison 1.10% 4/1/24	210,000	202,792
Vistra Operations
144A 3.55% 7/15/24 #	105,000	101,437
144A 5.125% 5/13/25 #	40,000	39,040
WEC Energy Group 0.80% 3/15/24	140,000	135,149
		1,236,417
Energy — 3.90%
ConocoPhillips 2.40% 3/7/25	8,000	7,629
Devon Energy 5.25% 9/15/24	39,000	38,700
Enbridge 0.55% 10/4/23	115,000	113,538
Energy Transfer 5.55% 2/15/28	130,000	129,761
Exxon Mobil 2.019% 8/16/24	130,000	125,350
MPLX 4.875% 12/1/24	135,000	133,106
Murphy Oil 5.75% 8/15/25	33,000	32,625
NuStar Logistics 5.75% 10/1/25	73,000	71,242
Occidental Petroleum 5.50% 12/1/25	58,000	57,314
Southwestern Energy 5.70% 1/23/25	10,000	9,956
Targa Resources Partners 5.00% 1/15/28	45,000	42,986
		762,207

56

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Finance Companies — 3.23%
AerCap Ireland Capital DAC
1.65% 10/29/24	150,000	$141,026
3.15% 2/15/24	150,000	147,185
Air Lease
0.80% 8/18/24	105,000	98,946
2.875% 1/15/26	15,000	13,885
3.00% 9/15/23	80,000	79,523
5.85% 12/15/27	20,000	19,992
Aviation Capital Group
144A 1.95% 1/30/26 #	80,000	71,309
144A 4.375% 1/30/24 #	60,000	59,030
144A 6.25% 4/15/28 #	2,000	1,997
		632,893
Insurance — 5.62%
Athene Global Funding 144A 1.00% 4/16/24 #	205,000	195,688
Brighthouse Financial Global Funding
144A 1.00% 4/12/24 #	115,000	110,626
144A 5.78% (SOFR + 0.76%) 4/12/24 #, •	85,000	84,319
Equitable Financial Life Global Funding 144A 0.80% 8/12/24 #	100,000	94,500
GA Global Funding Trust 144A 1.00% 4/8/24 #	275,000	262,337
Humana 5.75% 3/1/28	8,000	8,146
Met Tower Global Funding 144A 3.70% 6/13/25 #	150,000	143,927
UnitedHealth Group 4.25% 1/15/29	100,000	97,216
USI 144A 6.875% 5/1/25 #	103,000	102,362
		1,099,121
Natural Gas — 0.37%
Sempra Energy 3.30% 4/1/25	75,000	71,973
		71,973
Technology — 2.64%
NXP
2.70% 5/1/25	5,000	4,741
4.875% 3/1/24	165,000	163,853
Oracle 5.80% 11/10/25	45,000	45,517
Roper Technologies 2.35% 9/15/24	145,000	139,110
S&P Global 2.45% 3/1/27	50,000	46,149
Sensata Technologies
144A 5.00% 10/1/25 #	90,000	88,193
144A 5.625% 11/1/24 #	25,000	24,834
Workday 3.50% 4/1/27	5,000	4,742
		517,139
Transportation — 2.40%
American Airlines 144A 5.50% 4/20/26 #	11,320	11,225
Canadian Pacific Railway 1.35% 12/2/24	90,000	84,594
Delta Air Lines
144A 7.00% 5/1/25 #	185,000	189,079
7.375% 1/15/26	24,000	25,041
ERAC USA Finance 144A 4.60% 5/1/28 #	85,000	82,644
Penske Truck Leasing 144A 4.40% 7/1/27 #	45,000	42,510
Spirit Loyalty Cayman 144A 8.00% 9/20/25 #	24,000	24,203
United Airlines 144A 4.375% 4/15/26 #	10,000	9,510
		468,806
Total Corporate Bonds (cost $10,341,740)		9,847,007

Non-Agency Asset-Backed Securities — 9.71%
BA Credit Card Trust Series 2022-A2 5.00% 4/15/28	250,000	248,747
BMW Vehicle Lease Trust Series 2023-1 A3 5.16% 11/25/25	250,000	248,319
Discover Card Execution Note Trust Series 2022-A4 A 5.03% 10/15/27	200,000	198,980
Enterprise Fleet Financing Series 2022-2 A2 144A 4.65% 5/21/29 #	51,289	50,493
Ford Credit Auto Owner Trust Series 2022-A B 1.91% 7/15/27	86,000	78,770
GMF Floorplan Owner Revolving Trust Series 2023-1 A2 144A 0.00% (SOFR + 1.15%) 6/15/28 #, •	250,000	254,167
Hyundai Auto Lease Securitization Trust Series 2023-A A3 144A 5.05% 1/15/26 #	200,000	198,361
JPMorgan Chase Bank Series 2020-2 B 144A 0.84% 2/25/28 #	28,067	27,591
Tesla Auto Lease Trust Series 2021-A B 144A 1.02% 3/20/25 #	235,000	230,288
Trafigura Securitisation Finance Series 2021-1A A2 144A 1.08% 1/15/25 #	200,000	185,370
Verizon Master Trust Series 2022-2 B 1.83% 7/20/28	86,000	80,473

57

Schedule of investments

Delaware VIP® Trust — Delaware VIP Limited Duration Bond Series

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Volkswagen Auto Lease Trust Series 2022-A A3 3.44% 7/21/25	100,000	$97,942
Total Non-Agency Asset-Backed Securities (cost $1,936,148)		1,899,501

US Treasury Obligations — 22.79%
US Treasury Floating Rate Notes 5.418% (USBMMY3M + 0.17%) 4/30/25 •	330,000	330,271
US Treasury Notes
3.50% 4/30/30	5,000	4,855
3.625% 4/30/28	80,000	77,747
4.00% 6/30/28	590,000	586,820
4.125% 6/15/26	2,815,000	2,786,850
4.625% 6/30/25	675,000	671,955

Total US Treasury Obligations (cost $4,474,542)		4,458,498

	Number of shares
Short-Term Investments — 4.78%
Money Market Mutual Funds — 4.78%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	233,912	233,912
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	233,912	233,912
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	233,912	233,912
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	233,913	233,913
Total Short-Term Investments (cost $935,649)		935,649
Total Value of Securities—102.34% (cost $20,545,362)		$20,023,874

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2023, the aggregate value of Rule 144A securities was $5,644,581, which represents 28.85% of the Series’ net assets. See Note 8 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2023. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.

58

The following futures contracts were outstanding at June 30, 2023:1

Futures Contracts
Exchange-Traded

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
17	US Treasury 2 yr Notes	$3,456,844	$3,506,025	9/29/23	$—	$(49,181)	$(531)
3	US Treasury 5 yr Notes	321,281	327,868	9/29/23	—	(6,587)	—
(2)	US Treasury 10 yr Notes	(224,531)	(228,776)	9/20/23	4,245	—	(282)
Total Futures Contracts			$3,605,117		$4,245	$(55,768)	$(813)

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.

[1]	See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

CLO – Collateralized Loan Obligation

DAC – Designated Activity Company

DIFC – Dubai International Financial Centre

ICE – Intercontinental Exchange, Inc.

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

REMIC – Real Estate Mortgage Investment Conduit

S&P – Standard & Poor’s Financial Services LLC

S.F. – Single Family

SOFR – Secured Overnight Financing Rate

USBMMY3M – US Treasury 3 Month Bill Money Market Yield

USD – US Dollar

yr – Year

See accompanying notes, which are an integral part of the financial statements.

59

Statement of assets and liabilities

Delaware VIP® Trust — Delaware VIP Limited Duration Bond Series	June 30, 2023 (Unaudited)

Assets:
Investments, at value*	$20,023,874
Cash	6,878
Cash collateral due from brokers	23,122
Foreign currencies, at valueΔ	222
Receivable for securities sold	203,573
Dividends and interest receivable	129,954
Receivable from investment manager	3,716
Receivable for series shares sold	2,583
Other assets	173
Total Assets	20,394,095
Liabilities:
Payable for securities purchased	746,727
Other accrued expenses	73,230
Administration expenses payable to affiliates	6,815
Variation margin due to broker on future contracts	813
Payable for series shares redeemed	263
Total Liabilities	827,848
Total Net Assets	$19,566,247

Net Assets Consist of:
Paid-in capital	$23,046,324
Total distributable earnings (loss)	(3,480,077)
Total Net Assets	$19,566,247

Net Asset Value
Standard Class:
Net assets	$19,566,247
Shares of beneficial interest outstanding, unlimited authorization, no par	2,223,245
Net asset value per share	$8.80

*Investments, at cost	$20,545,362
ΔForeign currencies, at cost	225

See accompanying notes, which are an integral part of the financial statements.

60

Statement of operations

Delaware VIP® Trust — Delaware VIP Limited Duration Bond Series	Six months ended June 30, 2023 (Unaudited)

Investment Income:
Dividends	$9,616
Interest	(143,891)
(134,275)

Expenses:
Management fees	48,809
Audit and tax fees	22,571
Accounting and administration expenses	20,534
Reports and statements to shareholders expenses	6,800
Dividend disbursing and transfer agent fees and expenses	6,304
Custodian fees	1,294
Legal fees	869
Trustees’ fees and expenses	729
Other	14,976
122,886
Less expenses waived	(71,125)
Total operating expenses	51,761
Net Investment Income (Loss)	(186,036)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	401,885
Futures contracts	(8,334)
Net realized gain (loss)	393,551
Net change in unrealized appreciation (depreciation) on:
Investments	157,431
Foreign currencies	59
Futures contracts	(53,524)
Net change in unrealized appreciation (depreciation)	103,966
Net Realized and Unrealized Gain (Loss)	497,517
Net Increase (Decrease) in Net Assets Resulting from Operations	$311,481

See accompanying notes, which are an integral part of the financial statements.

61

Statements of changes in net assets

Delaware VIP® Trust — Delaware VIP Limited Duration Bond Series

	Six months ended 6/30/23 (Unaudited)	Year ended 12/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(186,036)	$444,933
Net realized gain (loss)	393,551	(556,956)
Net change in unrealized appreciation (depreciation)	103,966	(914,291)
Net increase (decrease) in net assets resulting from operations	311,481	(1,026,314)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(516,046)	(458,920)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	1,592,162	461,636

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	516,046	458,920
	2,108,208	920,556
Cost of shares redeemed:
Standard Class	(1,932,177)	(5,103,617)
Increase (decrease) in net assets derived from capital share transactions	176,031	(4,183,061)
Net Decrease in Net Assets	(28,534)	(5,668,295)

Net Assets:
Beginning of period	19,594,781	25,263,076
End of period	$19,566,247	$19,594,781

See accompanying notes, which are an integral part of the financial statements.

62

Financial highlights

Delaware VIP® Limited Duration Bond Series Standard Class

Selected data for each share of the Series outstanding throughout each period were as follows:

	Six months ended 6/30/23[1]	Year ended
	(Unaudited)	12/31/22	12/31/21	12/31/20	12/31/19[2]	12/31/18
Net asset value, beginning of period	$8.89	$9.47	$9.74	$9.66	$9.34	$9.61

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.08)	0.18	0.09	0.12	0.21	0.05
Net realized and unrealized gain (loss)	0.22	(0.57)	(0.15)	0.24	0.17	(0.07)
Total from investment operations	0.14	(0.39)	(0.06)	0.36	0.38	(0.02)

Less dividends and distributions from:
Net investment income	(0.23)	(0.19)	(0.21)	(0.28)	(0.06)	(0.25)
Total dividends and distributions	(0.23)	(0.19)	(0.21)	(0.28)	(0.06)	(0.25)

Net asset value, end of period	$8.80	$8.89	$9.47	$9.74	$9.66	$9.34

Total return[4]	1.59%	(4.19)%	(0.68)%	3.79%	4.09%	(0.22)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$19,566	$19,595	$25,263	$28,936	$31,712	$33,522
Ratio of expenses to average net assets[5]	0.53%	0.53%	0.60%	0.75%	0.86%	1.15%
Ratio of expenses to average net assets prior to fees waived[5]	1.26%	1.14%	0.94%	1.03%	1.10%	1.30%
Ratio of net investment income (loss) to average net assets	(1.91)%	2.03%	0.90%	1.25%	2.15%	0.49%
Ratio of net investment income (loss) to average net assets prior to fees waived	(2.64)%	1.42%	0.56%	0.97%	1.91%	0.34%
Portfolio turnover	70%	157%	252%	126%	108%	268%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, the First Investors Life Series Limited Duration Bond Fund shares were reorganized into Standard Class shares of the Series. The Standard Class shares financial highlights for the period prior to October 4, 2019, reflect the performance of the First Investors Life Series Limited Duration Bond Fund shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period shown reflects waivers by the manager. Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.

See accompanying notes, which are an integral part of the financial statements.

63

Notes to financial statements

Delaware VIP® Trust — Delaware VIP Limited Duration Bond Series	June 30, 2023 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 10 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Delaware VIP Limited Duration Bond Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee. The shares of the Series are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Open-end investment companies, other than exchange-traded funds (ETFs), are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Series’ valuation designee, Delaware Management Company (DMC). Subject to the oversight of the Trust’s Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2023, and for all open tax years (years ended December 31, 2019–December 31, 2022), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regard to foreign taxes only, the Series has open tax years in certain foreign countries in which it invests that may date back to the inception of the Series. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended June 30, 2023, the Series did not incur any interest or tax penalties.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

64

Derivative Financial Instruments — The Series may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Series must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Series successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Series can realize on an investment and/or may result in lower distributions paid to shareholders. The Series investments in these instruments, if any, are discussed in detail in the Notes to financial statements.

Segregation and Collateralizations — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Series may deliver or receive collateral in connection with certain investments (e.g., futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged/received to cover obligations of the Series under derivative contracts, if any, will be reported separately on the “Statement of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedule of investments.”

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any Underlying Funds in which the Series invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Series may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2023, the Series earned less than $1 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.50% on the first $500 million of average daily net assets of the Series, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and

(continues)	65

Notes to financial statements

Delaware VIP® Trust — Delaware VIP Limited Duration Bond Series

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 0.53% of the Series’ average daily net assets for the Standard Class and the Service Class from January 1, 2023 through June 30, 2023.* These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.

DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). DMC may also permit these Affiliated Sub-Advisors to execute Series security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Series, pays each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2023, the Series paid $2,285 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2023, the Series paid $750 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Series. For the six months ended June 30, 2023, the Series paid $208 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and Delaware Distributors, L.P. are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

*	The aggregate contractual waiver period covering this report is from April 29, 2022 through April 30, 2024.

66

3. Investments

For the six months ended June 30, 2023, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$2,280,242
Purchases of US government securities	11,271,116
Sales other than US government securities	4,283,833
Sales of US government securities	9,584,521

At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Series were as follows:

Cost of investments and derivatives	$20,681,846
Aggregate unrealized appreciation of investments and derivatives	$16,519
Aggregate unrealized depreciation of investments and derivatives	(726,014)
Net unrealized depreciation of investments and derivatives	$(709,495)

At December 31, 2022, capital loss carryforwards available to offset future realized capital gains were as follows:

Loss carryforward character
Short-term	Long-term	Total
$1,556,754	$1,327,324	$2,884,078

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)	67

Notes to financial statements

Delaware VIP® Trust — Delaware VIP Limited Duration Bond Series

3. Investments (continued)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2023:

	Level 1	Level 2	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$221,042	$221,042
Agency Mortgage-Backed Securities	—	837,629	837,629
Collateralized Debt Obligations	—	1,824,548	1,824,548
Corporate Bonds	—	9,847,007	9,847,007
Non-Agency Asset-Backed Securities	—	1,899,501	1,899,501
US Treasury Obligations	—	4,458,498	4,458,498
Short-Term Investments	935,649	—	935,649
Total Value of Securities	$935,649	$19,088,225	$20,023,874

Derivatives[1]
Assets:
Futures Contracts	$4,245	$—	$4,245
Liabilities:
Futures Contracts	$(55,768)	$—	$(55,768)

[1]	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the six months ended June 30, 2023, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Series’ net assets. During the six months ended June 30, 2023, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/23	Year ended 12/31/22
Shares sold:
Standard Class	177,017	51,267
Shares issued upon reinvestment of dividends and distributions:
Standard Class	58,509	51,219
	235,526	102,486
Shares redeemed:
Standard Class	(216,433)	(564,852)
Net increase (decrease)	19,093	(462,366)

68

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 30, 2023.

The Series had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Futures Contracts

A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures contracts in the normal course of pursuing its investment objective. The Series may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Series deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Series because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At June 30, 2023, the Series posted $23,122 in cash as collateral for open futures contracts, which is included in “Cash collateral due from brokers” on the “Statement of assets and liabilities”.

During the six months ended June 30, 2023, the Series entered into futures contracts to hedge the Series’ existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

During the six months ended June 30, 2023, the Series experienced unrealized gains or losses attributable to foreign currency holdings, which are disclosed on the “Statement of assets and liabilities”.

The effect of derivative instruments on the “Statement of Operations” for the six months ended June 30, 2023 was as follows:

Net Realized Gain (Loss) on:
Futures Contracts
Interest rate contracts	$(8,334)

(continues)	69

Notes to financial statements

Delaware VIP® Trust — Delaware VIP Limited Duration Bond Series

6. Derivatives (continued)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures Contracts
Interest rate contracts	$(53,524)

The table below summarizes the average balance of derivative holdings by the Series during the six months ended June 30, 2023:

	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$3,106,383	$340,710

7. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by the Series is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

70

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

At June 30, 2023, the Series had no securities out on loan.

8. Credit and Market Risk

The global outbreak of COVID-19 resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the outbreak, its full economic impact and ongoing effects at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Series’ performance.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A series may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, IBORs) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

The Series invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Series will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Series more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Series may involve revolving credit facilities or other standby financing commitments that obligate the Series to pay additional cash on a certain date or on demand. These commitments may require the Series to increase its investment in a company at a time when the Series might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Series is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Series may pay an assignment fee. On an ongoing basis, the Series may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Series may be required to rely upon another lending institution to collect and pass on to the Series amounts payable with respect to the loan and to enforce the Series’ rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Series from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Series.

Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

(continues)	71

Notes to financial statements

Delaware VIP® Trust — Delaware VIP Limited Duration Bond Series

8. Credit and Market Risk (continued)

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are CMOs. CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and Baa3 by Moody’s Investors Service, Inc. or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

9. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. On December 21, 2022, FASB issued ASU 2022-06 to defer the sunset date of Accounting Standards Codification Topic 848 until December 31, 2024. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management is currently evaluating ASU 2020-04 and ASU 2022-06, but does not believe there will be a material impact.

11. New Regulatory Pronouncement

In October 2022, the Securities and Exchange Commission (SEC) adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and ETFs; and fee information in investment company advertisements. The rule and form amendments will require mutual

72

funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in the Series’ financial statements.

(continues)	73

Other Series information (Unaudited)

Delaware VIP® Trust — Delaware VIP Limited Duration Bond Series

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Series has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Series in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Series’ liquidity risk; (2) classification of each of the Series’ portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Series’ net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Series’ acquisition of Illiquid investments if, immediately after the acquisition, the Series would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Series’ holdings of Illiquid assets exceed 15% of the Series’ net assets. Series with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Series’ liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Series’ investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Series during both normal and reasonably foreseeable stressed conditions; and (3) the Series’ holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Series’ portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Series primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 23-25, 2023, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2022 through March 31, 2023. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Series’ liquidity needs. The Series’ HLIM is set at an appropriate level and the Series complied with its HLIM at all times during the reporting period.

74

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Form N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

(3031246)
SA-VIPLDB-0823

Semiannual report

Delaware VIP® Trust

Delaware VIP Opportunity Series

June 30, 2023

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2023, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

This material may be used in conjunction with the offering of shares in Delaware VIP® Opportunity Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2023 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Series expenses

For the six-month period from January 1, 2023 to June 30, 2023 (Unaudited)

The investment objective of the Series is to seek long-term capital growth

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2023 to June 30, 2023.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual Series return†
Standard Class	$1,000.00	$1,082.20	0.83%	$4.29
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,020.68	0.83%	$4.16

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series’ expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of any Underlying Funds.

1

Security type / sector allocations and top 10 equity holdings

Delaware VIP® Trust — Delaware VIP Opportunity Series	As of June 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stocks	98.35%
Basic Materials	8.12%
Business Services	5.61%
Capital Goods	12.45%
Consumer Discretionary	4.69%
Consumer Services	2.44%
Consumer Staples	3.34%
Credit Cyclicals	4.31%
Energy	4.10%
Financial Services	12.10%
Healthcare	14.34%
Media	2.04%
Real Estate Investment Trusts	5.98%
Technology	13.70%
Transportation	3.52%
Utilities	1.61%
Short-Term Investments	1.75%
Total Value of Securities	100.10%
Liabilities Net of Receivables and Other Assets	(0.10)%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Quanta Services	1.92%
Primerica	1.83%
Liberty Energy	1.79%
PTC	1.52%
Chesapeake Energy	1.49%
WillScot Mobile Mini Holdings	1.48%
Casey’s General Stores	1.46%
Huntsman	1.43%
Reliance Steel & Aluminum	1.32%
Beacon Roofing Supply	1.28%
2

Schedule of investments

Delaware VIP® Trust — Delaware VIP Opportunity Series	June 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.35%
Basic Materials — 8.12%
Beacon Roofing Supply †	11,930	$989,951
Boise Cascade	9,099	822,095
Huntsman	40,848	1,103,713
Kaiser Aluminum	5,498	393,877
Minerals Technologies	12,733	734,567
Reliance Steel & Aluminum	3,758	1,020,635
Westrock	13,008	378,142
Worthington Industries	11,836	822,247
		6,265,227
Business Services — 5.61%
ABM Industries	11,223	478,661
Aramark	22,026	948,219
ASGN †	7,795	589,536
Casella Waste Systems Class A †	4,490	406,121
Clean Harbors †	4,643	763,448
WillScot Mobile Mini Holdings †	23,806	1,137,689
		4,323,674
Capital Goods — 12.45%
Ameresco Class A †	5,261	255,842
Barnes Group	4,730	199,559
Carlisle	2,533	649,790
Chart Industries †	1,525	243,680
Coherent †	10,807	550,941
Federal Signal	8,401	537,916
Gates Industrial †	18,044	243,233
Graco	7,000	604,450
Kadant	1,815	403,111
KBR	11,492	747,669
Lincoln Electric Holdings	4,324	858,876
MasTec †	6,675	787,450
Quanta Services	7,528	1,478,876
Tetra Tech	3,571	584,716
WESCO International	5,310	950,809
Zurn Elkay Water Solutions	18,980	510,372
		9,607,290
Consumer Discretionary — 4.69%
BJ’s Wholesale Club Holdings †	7,827	493,180
Dick’s Sporting Goods	6,884	909,996
Five Below †	4,574	898,974
Malibu Boats Class A †	9,747	571,759
Steven Madden	22,638	740,036
		3,613,945
Consumer Services — 2.44%
Brinker International †	9,336	341,698
Jack in the Box	3,719	362,714
Texas Roadhouse	5,808	652,122
Wendy’s	24,095	524,066
		1,880,600
Consumer Staples — 3.34%
Casey’s General Stores	4,613	1,125,018
Helen of Troy †	3,015	325,680
J & J Snack Foods	3,799	601,610
YETI Holdings †	13,484	523,719
		2,576,027
Credit Cyclicals — 4.31%
BorgWarner	14,294	699,120
Dana	18,693	317,781
KB Home	8,839	457,065
La-Z-Boy	11,940	341,962
Taylor Morrison Home †	12,447	607,040
Toll Brothers	11,405	901,793
		3,324,761
Energy — 4.10%
Chesapeake Energy	13,741	1,149,847
Liberty Energy	103,430	1,382,859
Southwestern Energy †	105,000	631,050
		3,163,756
Financial Services — 12.10%
Axis Capital Holdings	12,369	665,823
Columbia Banking System	24,513	497,124
East West Bancorp	16,190	854,670
Essent Group	14,837	694,372
Hamilton Lane Class A	6,473	517,710
Kemper	12,020	580,085
NMI Holdings Class A †	17,979	464,218
Primerica	7,145	1,412,995
Reinsurance Group of America	5,795	803,708
SouthState	8,096	532,717
Stifel Financial	13,776	822,014
Valley National Bancorp	48,413	375,201
Webster Financial	18,121	684,068
WSFS Financial	11,457	432,158
		9,336,863
Healthcare — 14.34%
Amicus Therapeutics †	31,682	397,926
Azenta †	7,381	344,545
Bio-Techne	7,719	630,102
Blueprint Medicines †	7,232	457,062
Catalent †	8,194	355,292
Encompass Health	9,444	639,453
Exact Sciences †	6,512	611,477
Halozyme Therapeutics †	15,605	562,872
ICON †	2,730	683,046
Insmed †	17,010	358,911
Inspire Medical Systems †	2,503	812,574
Intra-Cellular Therapies †	4,600	291,272
Lantheus Holdings †	4,140	347,429
Ligand Pharmaceuticals †	5,490	395,829
Natera †	10,381	505,140
Neurocrine Biosciences †	6,917	652,273
OmniAb †	32,937	165,673
OmniAb 12.5 =, †	1,789	0
OmniAb 15 =, †	1,789	0
PTC Therapeutics †	5,735	233,242
QuidelOrtho †	3,922	324,977
3

Schedule of investments

Delaware VIP® Trust — Delaware VIP Opportunity Series

	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Repligen †	3,767	$532,880
Shockwave Medical †	2,677	764,043
Supernus Pharmaceuticals †	13,566	407,794
Travere Therapeutics †	16,787	257,848
Ultragenyx Pharmaceutical †	7,140	329,368
		11,061,028
Media — 2.04%
IMAX †	23,381	397,243
Interpublic Group	20,813	802,966
Nexstar Media Group	2,248	374,404
		1,574,613
Real Estate Investment Trusts — 5.98%
Brixmor Property Group	33,133	728,926
Camden Property Trust	5,725	623,281
DiamondRock Hospitality	29,095	233,051
EastGroup Properties	3,177	551,527
First Industrial Realty Trust	14,643	770,808
Kite Realty Group Trust	30,494	681,236
National Storage Affiliates Trust	10,080	351,086
Pebblebrook Hotel Trust	21,110	294,273
Physicians Realty Trust	27,210	380,668
		4,614,856
Technology — 13.70%
Box Class A †	9,277	272,558
DoubleVerify Holdings †	5,016	195,223
Dynatrace †	9,913	510,222
ExlService Holdings †	6,377	963,310
Guidewire Software †	6,054	460,588
MACOM Technology Solutions Holdings †	7,213	472,668
MaxLinear †	12,410	391,660
Paycom Software	468	150,340
Procore Technologies †	7,622	495,964
PTC †	8,244	1,173,121
Q2 Holdings †	9,952	307,517
Rapid7 †	6,044	273,672
Regal Rexnord	3,627	558,195
Semtech †	15,128	385,159
Silicon Laboratories †	3,063	483,158
Smartsheet Class A †	12,590	481,693
Sprout Social Class A †	5,263	242,940
SPS Commerce †	1,043	200,319
Tyler Technologies †	368	153,261
Varonis Systems †	15,730	419,205
WNS Holdings ADR †	10,327	761,306
Workiva †	3,539	359,775
Yelp †	12,427	452,467
Ziff Davis †	5,804	406,628
		10,570,949
Transportation — 3.52%
Allegiant Travel †	3,337	421,396
Kirby †	10,030	771,809
Knight-Swift Transportation Holdings	13,936	774,284
Werner Enterprises	16,913	747,216
		2,714,705
Utilities — 1.61%
Black Hills	10,547	635,562
Spire	9,509	603,251
		1,238,813
Total Common Stocks (cost $63,069,710)		75,867,107

Short-Term Investments — 1.75%
Money Market Mutual Funds — 1.75%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	337,881	337,881
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	337,885	337,885
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	337,885	337,885
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	337,884	337,884
Total Short-Term Investments (cost $1,351,535)		1,351,535
Total Value of Securities—100.10% (cost $64,421,245)		$77,218,642

†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

4

Statement of assets and liabilities

Delaware VIP® Trust — Delaware VIP Opportunity Series	June 30, 2023 (Unaudited)
Assets:
Investments, at value*	$77,218,642
Dividends receivable	57,282
Receivable for series shares sold	6,835
Prepaid expenses	5
Other assets	626
Total Assets	77,283,390
Liabilities:
Other accrued expenses	76,797
Investment management fees payable to affiliates	38,566
Payable for series shares redeemed	19,716
Administration expenses payable to affiliates	9,035
Total Liabilities	144,114
Total Net Assets	$77,139,276

Net Assets Consist of:
Paid-in capital	$62,832,259
Total distributable earnings (loss)	14,307,017
Total Net Assets	$77,139,276

Net Asset Value
Standard Class:
Net assets	$77,139,276
Shares of beneficial interest outstanding, unlimited authorization, no par	4,756,006
Net asset value per share	$16.22

*Investments, at cost	$64,421,245

See accompanying notes, which are an integral part of the financial statements.

5

Statement of operations

Delaware VIP® Trust — Delaware VIP Opportunity Series	Six months ended June 30, 2023 (Unaudited)
Investment Income:
Dividends	$566,332

Expenses:
Management fees	276,365
Accounting and administration expenses	23,890
Dividend disbursing and transfer agent fees and expenses	16,967
Audit and tax fees	15,360
Reports and statements to shareholders expenses	8,310
Custodian fees	3,202
Legal fees	2,462
Trustees’ fees and expenses	2,427
Other	1,996
350,979
Less expenses waived	(45,051)
Total operating expenses	305,928
Net Investment Income (Loss)	260,404

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	1,457,931
Net change in unrealized appreciation (depreciation) on investments	4,348,527
Net Realized and Unrealized Gain (Loss)	5,806,458
Net Increase (Decrease) in Net Assets Resulting from Operations	$6,066,862

See accompanying notes, which are an integral part of the financial statements.

6

Statements of changes in net assets

Delaware VIP® Trust — Delaware VIP Opportunity Series

	Six months ended 6/30/23 (Unaudited)	Year ended 12/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$260,404	$467,083
Net realized gain (loss)	1,457,931	5,570,460
Net change in unrealized appreciation (depreciation)	4,348,527	(18,379,804)
Net increase (decrease) in net assets resulting from operations	6,066,862	(12,342,261)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(6,117,884)	(6,199,616)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	5,187,810	3,042,001

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	6,117,884	6,199,616
	11,305,694	9,241,617
Cost of shares redeemed:
Standard Class	(6,110,363)	(10,817,416)
Increase (decrease) in net assets derived from capital share transactions	5,195,331	(1,575,799)
Net Increase (Decrease) in Net Assets	5,144,309	(20,117,676)

Net Assets:
Beginning of period	71,994,967	92,112,643
End of period	$77,139,276	$71,994,967

See accompanying notes, which are an integral part of the financial statements.

7

Financial highlights

Delaware VIP® Opportunity Series Standard Class

Selected data for each share of the Series outstanding throughout each period were as follows:

	Six months ended 6/30/23[1]	Year ended
	(Unaudited)	12/31/22	12/31/21	12/31/20	12/31/19[2]	12/31/18
Net asset value, beginning of period	$16.33	$20.48	$17.10	$19.50	$15.58	$18.76

Income (loss) from investment operations:
Net investment income[3]	0.06	0.10	0.04	0.22	0.11	0.24
Net realized and unrealized gain (loss)	1.22	(2.82)	3.88	0.36	4.49	(3.08)
Total from investment operations	1.28	(2.72)	3.92	0.58	4.60	(2.84)

Less dividends and distributions from:
Net investment income	(0.11)	(0.04)	(0.23)	(0.12)	(0.23)	(0.10)
Net realized gain	(1.28)	(1.39)	(0.31)	(2.86)	(0.45)	(0.24)
Total dividends and distributions	(1.39)	(1.43)	(0.54)	(2.98)	(0.68)	(0.34)

Net asset value, end of period	$16.22	$16.33	$20.48	$17.10	$19.50	$15.58

Total return[4]	8.22%[5]	(13.68)%[5]	23.13%[5]	10.80%[5]	30.11%[5]	(15.38)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$77,139	$71,995	$92,113	$85,676	$82,342	$64,195
Ratio of expenses to average net assets[6]	0.83%	0.83%	0.83%	0.83%	0.84%	0.83%
Ratio of expenses to average net assets prior to fees waived[6]	0.95%	0.93%	0.88%	0.97%	0.89%	0.83%
Ratio of net investment income to average net assets	0.71%	0.60%	0.19%	1.50%	0.65%	1.34%
Ratio of net investment income to average net assets prior to fees waived	0.59%	0.50%	0.14%	1.36%	0.60%	1.34%
Portfolio turnover	13%	22%	17%	31%	125%[7]	59%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, the First Investors Life Series Opportunity Fund shares were reorganized into Standard Class shares of the Series. The Standard Class shares financial highlights for the period prior to October 4, 2019, reflect the performance of the First Investors Life Series Opportunity Fund shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[5]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Series invests.
[7]	The Series’ portfolio turnover rate increased substantially during the year ended December 31, 2019 due to a change in the Series’ portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

8

Notes to financial statements

Delaware VIP® Trust — Delaware VIP Opportunity Series	June 30, 2023 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 10 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Delaware VIP Opportunity Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee. The shares of the Series are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Series’ valuation designee, Delaware Management Company (DMC). Subject to the oversight of the Trust’s Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2023, and for all open tax years (years ended December 31, 2019–December 31, 2022), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended June 30, 2023, the Series did not incur any interest or tax penalties.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations”

(continues)	9

Notes to financial statements

Delaware VIP® Trust — Delaware VIP Opportunity Series

1. Significant Accounting Policies (continued)

under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2023, the Series earned less than $1 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 0.83% of the Series’ average daily net assets from January 1, 2023 through June 30, 2023.* These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.

DMC may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Series security trades on behalf of DMC. DMC may also seek quantitative support from MIMGL. Although MIMGL serves as sub-advisor, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Series, may pay MIMGL a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2023, the Series paid $3,083 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2023, the Series paid $2,795 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Series. For the six months ended June 30, 2023, the Series paid $782 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and Delaware Distributors, L.P. are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of any Underlying Funds including, ETFs in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

Cross trades for the six months ended June 30, 2023, were executed by the Series pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment

10

companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews a report related to the Series’ compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended June 30, 2023, the Series engaged in Rule 17a-7 securities purchases of $1,514,177 and sales of $356,635, resulting in gains of $26,036.

*The aggregate contractual waiver period covering this report is from April 29, 2022 through April 30, 2024.

3. Investments

For the six months ended June 30, 2023, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$9,739,213
Sales	9,321,354

At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

Cost of investments	$64,421,245
Aggregate unrealized appreciation of investments	$17,673,189
Aggregate unrealized depreciation of investments	(4,875,792)
Net unrealized appreciation of investments	$12,797,397

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are

(continues)	11

Notes to financial statements

Delaware VIP® Trust — Delaware VIP Opportunity Series

3. Investments (continued)

comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2023:

	Level 1	Level 3		Total
Securities
Assets:
Common Stocks
Basic Materials	$6,265,227	$—		$6,265,227
Business Services	4,323,674	—		4,323,674
Capital Goods	9,607,290	—		9,607,290
Consumer Discretionary	3,613,945	—		3,613,945
Consumer Services	1,880,600	—		1,880,600
Consumer Staples	2,576,027	—		2,576,027
Credit Cyclicals	3,324,761	—		3,324,761
Energy	3,163,756	—		3,163,756
Financial Services	9,336,863	—		9,336,863
Healthcare	11,061,028	—	[1]	11,061,028
Media	1,574,613	—		1,574,613
Real Estate Investment Trusts	4,614,856	—		4,614,856
Technology	10,570,949	—		10,570,949
Transportation	2,714,705	—		2,714,705
Utilities	1,238,813	—		1,238,813
Short-Term Investments	1,351,535	—		1,351,535
Total Value of Securities	$77,218,642	$—		$77,218,642

[1]	The security that has been valued at zero on the “Schedule of investments” is considered to be Level 3 investments in this table.

During the period ended June 30, 2023, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Series’ net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Series’ net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

12

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/23	Year ended 12/31/22
Shares sold:
Standard Class	321,362	176,166
Shares issued upon reinvestment of dividends and distributions:
Standard Class	396,493	358,982
	717,855	535,148
Shares redeemed:
Standard Class	(371,024)	(623,281)
Net increase (decrease)	346,831	(88,133)

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 30, 2023.

The Series had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.

6. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by the Series is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

(continues)	13

Notes to financial statements

Delaware VIP® Trust — Delaware VIP Opportunity Series

6. Securities Lending (continued)

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

At June 30, 2023, the Series had no securities out on loan.

7. Credit and Market Risk

The global outbreak of COVID-19 resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the outbreak, its full economic impact and ongoing effects at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Series’ performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Series invests will cause the NAV of the Series to fluctuate.

The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Series invests in REITs and is subject to the risks associated with that industry. If the Series holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2023. The Series’ REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2023, there were no Rule 144A securities held by the Series.

14

8. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

9. New Regulatory Pronouncement

In October 2022, the Securities and Exchange Commission (SEC) adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and ETFs; and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in the Series’ financial statements.

(continues)	15

Other Series information (Unaudited)

Delaware VIP® Trust — Delaware VIP Opportunity Series

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Series has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Series in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Series’ liquidity risk; (2) classification of each of the Series’ portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Series’ net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Series’ acquisition of Illiquid investments if, immediately after the acquisition, the Series would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Series’ holdings of Illiquid assets exceed 15% of the Series’ net assets. Series with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Series’ liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Series’ investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Series during both normal and reasonably foreseeable stressed conditions; and (3) the Series’ holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Series’ portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Series primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 23-25, 2023, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2022 through March 31, 2023. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Series’ liquidity needs. The Series’ HLIM is set at an appropriate level and the Series complied with its HLIM at all times during the reporting period.

16

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Form N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

(3031246)
SA-VIPOP-0823

Semiannual report

Delaware VIP® Trust

Delaware VIP Total Return Series

June 30, 2023

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2023, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

This material may be used in conjunction with the offering of shares in Delaware VIP® Total Return Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2023 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Series expenses

For the six-month period from January 1, 2023 to June 30, 2023 (Unaudited)

The investment objective of the Series is to seek to provide sustainable current income with potential for capital appreciation with moderate investment risk.

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2023 to June 30, 2023.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual Series return†
Standard Class	$1,000.00	$1,062.30	0.83%	$4.24
Service Class	1,000.00	1,061.20	1.13%	5.78
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,020.68	0.83%	$4.16
Service Class	1,000.00	1,019.19	1.13%	5.66
*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series’ expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds), including exchange-traded funds in which it invests. The table above does not reflect the expenses of any Underlying Funds.

1

Security type / sector allocations

Delaware VIP® Trust — Delaware VIP Total Return Series	As of June 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Convertible Bonds	8.01%
Basic Industry	0.15%
Brokerage	0.12%
Capital Goods	0.54%
Communications	0.85%
Consumer Cyclical	0.50%
Consumer Non-Cyclical	2.24%
Electric	0.91%
Energy	0.34%
Financials	0.55%
Industrials	0.02%
Real Estate Investment Trusts	0.25%
Technology	1.32%
Transportation	0.22%
Corporate Bonds	8.40%
Automotive	0.26%
Basic Industry	0.50%
Capital Goods	0.43%
Communications	0.84%
Consumer Goods	0.14%
Energy	1.44%
Financial Services	0.13%
Healthcare	0.46%
Insurance	0.47%
Leisure	0.71%
Media	0.90%
Real Estate	0.07%
Retail	0.46%
Services	0.75%
Technology & Electronics	0.42%
Transportation	0.18%
Utilities	0.24%
US Treasury Obligations	15.19%
Common Stocks	58.10%
Communication Services	2.32%
Consumer Discretionary	6.59%
Consumer Staples	5.04%
Energy	4.17%
Financials	7.96%
Healthcare	8.11%
Industrials	4.12%
Information Technology	15.08%
Materials	0.97%
REIT Diversified	0.22%
REIT Healthcare	0.06%
REIT Industrial	0.47%
REIT Information Technology	0.24%
REIT Lodging	0.17%
REIT Mall	0.14%
REIT Manufactured Housing	0.06%
REIT Multifamily	0.86%
REIT Office	0.06%
REIT Self-Storage	0.30%
REIT Shopping Center	0.35%
REIT Single Tenant	0.14%
REIT Specialty	0.20%
Utilities	0.47%
Convertible Preferred Stock	1.18%
Preferred Stock	0.13%
Exchange-Traded Funds	8.33%
Short-Term Investments	0.37%
Total Value of Securities	99.71%
Receivables and Other Assets Net of Liabilities	0.29%
Total Net Assets	100.00%

2

Schedule of investments

Delaware VIP® Trust — Delaware VIP Total Return Series	June 30, 2023 (Unaudited)

	Principal amount°	Value (US $)
Convertible Bonds — 8.01%
Basic Industry — 0.15%
Ivanhoe Mines 144A 2.50% exercise price $9.31, maturity date 4/15/26 #	48,000	$65,488
		65,488
Brokerage — 0.12%
WisdomTree 144A 5.75% exercise price $9.54, maturity date 8/15/28 #	50,000	52,000
		52,000
Capital Goods — 0.54%
Chart Industries 1.00% exercise price $58.73, maturity date 11/15/24	42,000	115,353
Kaman 3.25% exercise price $65.26, maturity date 5/1/24	122,000	118,096
		233,449
Communications — 0.85%
Cable One 1.125% exercise price $2,275.83, maturity date 3/15/28	108,000	81,810
DISH Network 3.375% exercise price $65.18, maturity date 8/15/26	165,000	84,563
Liberty Broadband 144A 3.125% exercise price $529.07, maturity date 3/31/53 #	155,000	151,977
Liberty Latin America 2.00% exercise price $20.65, maturity date 7/15/24	51,000	48,552
		366,902
Consumer Cyclical — 0.50%
Cheesecake Factory 0.375% exercise price $75.97, maturity date 6/15/26	134,000	113,062
Ford Motor 3.177% exercise price $15.65, maturity date 3/15/26 ^	91,000	100,146
		213,208
Consumer Non-Cyclical — 2.24%
BioMarin Pharmaceutical 0.599% exercise price $124.67, maturity date 8/1/24	45,000	44,315
Chefs’ Warehouse 1.875% exercise price $44.20, maturity date 12/1/24	110,000	117,865
Chegg 4.67% exercise price $107.55, maturity date 9/1/26 ^	122,000	91,988
Coherus Biosciences 1.50% exercise price $19.26, maturity date 4/15/26	115,000	71,587
CONMED 2.25% exercise price $145.33, maturity date 6/15/27	105,000	117,705
Integer Holdings 144A 2.125% exercise price $87.20, maturity date 2/15/28 #	21,000	24,843
Integra LifeSciences Holdings 0.50% exercise price $73.67, maturity date 8/15/25	121,000	111,078
Ionis Pharmaceuticals 0.125% exercise price $83.28, maturity date 12/15/24	99,000	92,565
Jazz Investments I 2.00% exercise price $155.81, maturity date 6/15/26	55,000	56,169
Lantheus Holdings 144A 2.625% exercise price $79.81, maturity date 12/15/27 #	21,000	27,312
Pacira BioSciences 0.75% exercise price $71.78, maturity date 8/1/25	115,000	106,950
Paratek Pharmaceuticals 4.75% exercise price $15.90, maturity date 5/1/24	103,000	101,841
		964,218
Electric — 0.91%
Duke Energy 144A 4.125% exercise price $118.86, maturity date 4/15/26 #	90,000	88,110
FirstEnergy 144A 4.00% exercise price $46.81, maturity date 5/1/26 #	70,000	70,000
NextEra Energy Partners 144A 1.048% exercise price $75.33, maturity date 11/15/25 #, ^	45,000	41,738
NRG Energy 2.75% exercise price $43.01, maturity date 6/1/48	95,000	100,747
Ormat Technologies 144A 2.50% exercise price $90.27, maturity date 7/15/27 #	83,000	90,013
		390,608

3

Schedule of investments

Delaware VIP® Trust — Delaware VIP Total Return Series

	Principal amount°	Value (US $)
Convertible Bonds (continued)
Energy — 0.34%
Helix Energy Solutions Group 6.75% exercise price $6.97, maturity date 2/15/26	110,000	$145,860
		145,860
Financials — 0.55%
FTI Consulting 2.00% exercise price $101.38, maturity date 8/15/23	63,000	118,660
Repay Holdings 144A 2.007% exercise price $33.60, maturity date 2/1/26 #, ^	141,000	115,705
		234,365
Industrials — 0.02%
Danimer Scientific 144A 3.25% exercise price $10.79, maturity date 12/15/26 #	25,000	10,470
		10,470
Real Estate Investment Trusts — 0.25%
Summit Hotel Properties 1.50% exercise price $11.72, maturity date 2/15/26	125,000	106,805
		106,805
Technology — 1.32%
Block 0.125% exercise price $121.01, maturity date 3/1/25	59,000	55,903
InterDigital 3.50% exercise price $77.49, maturity date 6/1/27	119,000	161,017
Palo Alto Networks 0.75% exercise price $88.78, maturity date 7/1/23	69,000	188,163
Semtech 144A 1.625% exercise price $37.27, maturity date 11/1/27 #	54,000	50,517
Wolfspeed 0.25% exercise price $127.22, maturity date 2/15/28	146,000	112,566
		568,166
Transportation — 0.22%
Spirit Airlines 1.00% exercise price $42.36, maturity date 5/15/26	116,000	94,308
		94,308
Total Convertible Bonds (cost $3,299,798)		3,445,847

Corporate Bonds — 8.40%
Automotive — 0.26%
Allison Transmission 144A 5.875% 6/1/29 #	80,000	78,100
Ford Motor 4.75% 1/15/43	15,000	11,548
Goodyear Tire & Rubber 5.25% 7/15/31	25,000	21,746
		111,394
Basic Industry — 0.50%
Avient 144A 5.75% 5/15/25 #	17,000	16,809
Chemours 144A 5.75% 11/15/28 #	35,000	32,195
CP Atlas Buyer 144A 7.00% 12/1/28 #	15,000	11,792
FMG Resources August 2006 144A 5.875% 4/15/30 #	25,000	23,835
Freeport-McMoRan 5.45% 3/15/43	62,000	57,895
Novelis 144A 4.75% 1/30/30 #	35,000	31,138
Olin 5.00% 2/1/30	20,000	18,500
Standard Industries 144A 3.375% 1/15/31 #	29,000	23,378
		215,542
Capital Goods — 0.43%
Bombardier
144A 6.00% 2/15/28 #	25,000	23,658
144A 7.50% 2/1/29 #	5,000	4,948
Clydesdale Acquisition Holdings 144A 8.75% 4/15/30 #	10,000	8,838
Mauser Packaging Solutions Holding
144A 7.875% 8/15/26 #	35,000	34,811
144A 9.25% 4/15/27 #	10,000	9,242
Roller Bearing Co. of America 144A 4.375% 10/15/29 #	27,000	24,223
Sealed Air 144A 5.00% 4/15/29 #	40,000	37,261
TransDigm 144A 6.25% 3/15/26 #	40,000	39,840
		182,821
Communications — 0.84%
Altice France 144A 5.50% 10/15/29 #	35,000	25,065
Connect Finco 144A 6.75% 10/1/26 #	200,000	194,444
Consolidated Communications
144A 5.00% 10/1/28 #	25,000	18,790
144A 6.50% 10/1/28 #	25,000	19,750
Frontier Communications Holdings
144A 5.875% 10/15/27 #	55,000	50,531
144A 6.75% 5/1/29 #	20,000	15,537
Northwest Fiber 144A 4.75% 4/30/27 #	40,000	35,364
		359,481

4

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Goods — 0.14%
Pilgrim’s Pride 4.25% 4/15/31	25,000	$21,462
Post Holdings 144A 5.50% 12/15/29 #	43,000	39,733
		61,195
Energy — 1.44%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	35,000	31,261
144A 7.00% 11/1/26 #	20,000	19,377
Callon Petroleum
144A 7.50% 6/15/30 #	5,000	4,724
144A 8.00% 8/1/28 #	30,000	29,697
CNX Midstream Partners 144A 4.75% 4/15/30 #	15,000	12,738
CNX Resources 144A 6.00% 1/15/29 #	35,000	32,476
Crestwood Midstream Partners
144A 5.625% 5/1/27 #	11,000	10,439
144A 6.00% 2/1/29 #	31,000	28,978
EQM Midstream Partners
144A 4.75% 1/15/31 #	43,000	37,717
6.50% 7/15/48	15,000	13,588
Genesis Energy
7.75% 2/1/28	60,000	57,139
8.00% 1/15/27	35,000	34,164
Hilcorp Energy I
144A 6.00% 4/15/30 #	25,000	22,790
144A 6.00% 2/1/31 #	5,000	4,476
144A 6.25% 4/15/32 #	15,000	13,393
Murphy Oil 6.375% 7/15/28	65,000	64,130
NuStar Logistics
5.625% 4/28/27	30,000	28,854
6.00% 6/1/26	10,000	9,750
PDC Energy 5.75% 5/15/26	43,000	42,867
Southwestern Energy
5.375% 2/1/29	5,000	4,713
5.375% 3/15/30	35,000	32,695
USA Compression Partners
6.875% 4/1/26	12,000	11,766
6.875% 9/1/27	22,000	21,030
Vital Energy 144A 7.75% 7/31/29 #	20,000	16,519
Weatherford International 144A 8.625% 4/30/30 #	35,000	35,566
		620,847
Financial Services — 0.13%
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	35,000	31,025
MSCI 144A 3.625% 11/1/31 #	30,000	25,641
		56,666
Healthcare — 0.46%
Avantor Funding 144A 3.875% 11/1/29 #	20,000	17,529
Bausch Health 144A 11.00% 9/30/28 #	20,000	14,256
CHS 144A 4.75% 2/15/31 #	30,000	22,707
DaVita
144A 3.75% 2/15/31 #	10,000	8,008
144A 4.625% 6/1/30 #	30,000	25,788
Heartland Dental 144A 8.50% 5/1/26 #	40,000	35,884
Medline Borrower 144A 3.875% 4/1/29 #	20,000	17,400
ModivCare Escrow Issuer 144A 5.00% 10/1/29 #	6,000	4,446
Tenet Healthcare
4.375% 1/15/30	15,000	13,550
6.125% 10/1/28	40,000	38,546
		198,114
Insurance — 0.47%
HUB International 144A 5.625% 12/1/29 #	50,000	44,906
Jones Deslauriers Insurance Management
144A 8.50% 3/15/30 #	35,000	35,747
144A 10.50% 12/15/30 #	35,000	35,312
NFP
144A 6.875% 8/15/28 #	25,000	21,736
144A 7.50% 10/1/30 #	10,000	9,691
USI 144A 6.875% 5/1/25 #	55,000	54,659
		202,051
Leisure — 0.71%
Boyd Gaming
4.75% 12/1/27	35,000	33,193
144A 4.75% 6/15/31 #	25,000	22,360
Caesars Entertainment 144A 8.125% 7/1/27 #	21,000	21,516
Carnival
144A 5.75% 3/1/27 #	75,000	69,114
144A 7.625% 3/1/26 #	40,000	39,213
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	75,000	70,015
Scientific Games Holdings 144A 6.625% 3/1/30 #	30,000	26,428
Scientific Games International 144A 7.25% 11/15/29 #	25,000	25,054
		306,893
Media — 0.90%
AMC Networks 4.25% 2/15/29	25,000	13,467

5

Schedule of investments

Delaware VIP® Trust — Delaware VIP Total Return Series

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Media (continued)
CCO Holdings
4.50% 5/1/32	90,000	$71,949
144A 5.375% 6/1/29 #	30,000	27,151
CMG Media 144A 8.875% 12/15/27 #	35,000	24,584
CSC Holdings 144A 5.75% 1/15/30 #	200,000	94,717
Cumulus Media New Holdings 144A 6.75% 7/1/26 #	36,000	24,790
Directv Financing 144A 5.875% 8/15/27 #	25,000	22,670
DISH DBS 144A 5.75% 12/1/28 #	30,000	22,370
Gray Escrow II 144A 5.375% 11/15/31 #	50,000	33,195
Sirius XM Radio 144A 4.00% 7/15/28 #	60,000	52,196
		387,089
Real Estate — 0.07%
VICI Properties 144A 3.875% 2/15/29 #	35,000	30,746
		30,746
Retail — 0.46%
Asbury Automotive Group
144A 4.625% 11/15/29 #	30,000	26,662
4.75% 3/1/30	15,000	13,346
Bath & Body Works
6.875% 11/1/35	35,000	32,078
6.95% 3/1/33	29,000	26,054
LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #	29,000	27,032
Michaels
144A 5.25% 5/1/28 #	15,000	12,135
144A 7.875% 5/1/29 #	10,000	6,750
Murphy Oil USA 144A 3.75% 2/15/31 #	65,000	54,541
		198,598
Services — 0.75%
CDW 3.569% 12/1/31	35,000	29,584
Iron Mountain 144A 5.25% 3/15/28 #	55,000	51,480
Prime Security Services Borrower 144A 5.75% 4/15/26 #	65,000	63,864
Staples 144A 7.50% 4/15/26 #	35,000	28,954
United Rentals North America 3.875% 2/15/31	91,000	78,870
Univar Solutions USA 144A 5.125% 12/1/27 #	25,000	25,580
White Cap Buyer 144A 6.875% 10/15/28 #	32,000	29,043
White Cap Parent 144A PIK 8.25% 3/15/26 #, >	15,000	14,385
		321,760
Technology & Electronics — 0.42%
Clarios Global 144A 8.50% 5/15/27 #	28,000	28,098
CommScope 144A 8.25% 3/1/27 #	10,000	8,014
CommScope Technologies 144A 6.00% 6/15/25 #	20,000	18,667
Entegris Escrow
144A 4.75% 4/15/29 #	11,000	10,222
144A 5.95% 6/15/30 #	30,000	28,789
Micron Technology 5.875% 9/15/33	20,000	19,829
Seagate HDD Cayman
5.75% 12/1/34	8,000	7,107
144A 8.25% 12/15/29 #	10,000	10,454
Sensata Technologies 144A 4.00% 4/15/29 #	10,000	8,912
SS&C Technologies 144A 5.50% 9/30/27 #	40,000	38,346
		178,438
Transportation — 0.18%
American Airlines 144A 5.75% 4/20/29 #	20,846	20,260
Delta Air Lines 7.375% 1/15/26	24,000	25,041
United Airlines
144A 4.375% 4/15/26 #	15,000	14,265
144A 4.625% 4/15/29 #	20,000	18,241
		77,807
Utilities — 0.24%
Calpine
144A 4.50% 2/15/28 #	16,000	14,501
144A 5.00% 2/1/31 #	35,000	28,992
144A 5.25% 6/1/26 #	16,000	15,466
Vistra
144A 7.00% 12/15/26 #, µ, ψ	35,000	30,577
144A 8.00% 10/15/26 #, µ, ψ	15,000	14,042
		103,578
Total Corporate Bonds (cost $3,825,923)		3,613,020

US Treasury Obligations — 15.19%
US Treasury Bonds
1.375% 8/15/50	220,000	127,965
1.875% 2/15/51	200,000	132,531
2.25% 8/15/49	165,000	119,986
2.50% 2/15/45	25,000	19,369
2.50% 2/15/46	20,000	15,407
2.875% 5/15/43	90,000	75,336

6

	Principal amount°	Value (US $)
US Treasury Obligations (continued)
US Treasury Bonds
3.00% 5/15/42	65,000	$55,910
3.00% 2/15/47	20,000	16,853
3.00% 8/15/48	150,000	126,648
3.00% 8/15/52	5,000	4,253
3.125% 11/15/41	165,000	145,393
3.375% 5/15/44	15,000	13,532
3.625% 2/15/53	170,000	163,200
3.875% 2/15/43	70,000	68,272
4.25% 11/15/40	130,000	135,284
4.375% 11/15/39	35,000	37,096
4.50% 5/15/38	15,000	16,169
5.00% 5/15/37	5,000	5,667
US Treasury Floating Rate Notes 5.418% (USBMMY3M + 0.17%) 4/30/25 •	170,000	170,140
US Treasury Notes
0.625% 12/31/27	425,000	363,251
1.00% 7/31/28	485,000	416,058
1.125% 2/15/31	100,000	82,262
1.50% 2/15/30	280,000	239,892
2.75% 2/15/24	320,000	314,760
3.375% 5/15/33	30,000	28,936
3.50% 4/15/26	1,150,000	1,125,697
3.50% 1/31/30	105,000	101,912
3.625% 4/30/28	285,000	276,973
3.875% 4/30/25	115,000	112,772
4.00% 6/30/28	260,000	258,598
4.00% 10/31/29	210,000	209,500
4.125% 6/15/26	510,000	504,900
4.125% 11/15/32	235,000	240,177
4.375% 10/31/24	355,000	350,777
4.625% 6/30/25	185,000	184,165
5.375% 2/15/31	255,000	279,474
Total US Treasury Obligations (cost $7,096,767)		6,539,115

	Number of shares
Common Stocks — 58.10%
Communication Services — 2.32%
AT&T	4,273	68,154
Comcast Class A	4,883	202,889
Interpublic Group	711	27,430
KDDI	1,000	30,883
Orange	5,010	58,549
Publicis Groupe	470	37,720
Verizon Communications	9,977	371,045
Walt Disney †	2,242	200,166
		996,836
Consumer Discretionary — 6.59%
adidas AG	540	104,829
Amadeus IT Group †	1,343	102,270
Bath & Body Works	4,123	154,613
Best Buy	1,874	153,574
eBay	1,482	66,231
H & M Hennes & Mauritz Class B	3,210	55,203
Home Depot	1,004	311,883
Kering	74	40,863
Lowe’s	2,097	473,293
Macy’s	1,836	29,468
NIKE Class B	1,436	158,491
PulteGroup	1,262	98,032
Ross Stores	1,748	196,003
Sodexo	864	95,141
Starbucks	969	95,989
Sturm Ruger & Co.	588	31,140
Swatch Group	190	55,555
TJX	5,104	432,768
Tractor Supply	816	180,418
		2,835,764
Consumer Staples — 5.04%
Altria Group	4,426	200,498
Archer-Daniels-Midland	2,500	188,900
Asahi Group Holdings	600	23,280
Conagra Brands	5,600	188,832
Danone	1,893	116,009
Diageo	2,918	125,448
Dollar General	951	161,461
Dollar Tree †	1,300	186,550
Essity Class B	3,126	83,250
Kao	1,800	65,322
Koninklijke Ahold Delhaize	4,278	145,850
Medifast	1,485	136,857
Nestle	990	119,089
Philip Morris International	2,408	235,069
Seven & i Holdings	600	25,921
Unilever	2,234	116,334
Vector Group	4,081	52,278
		2,170,948
Energy — 4.17%
APA	3,290	112,419
Cheniere Energy	1,022	155,712
Chevron	927	145,863
ConocoPhillips	3,777	391,335
Coterra Energy	4,689	118,632
EOG Resources	852	97,503
Exxon Mobil	3,482	373,444
Kinder Morgan	4,630	79,729
Marathon Petroleum	1,598	186,327

7

Schedule of investments

Delaware VIP® Trust — Delaware VIP Total Return Series

	Number of shares	Value (US $)
Common Stocks (continued)
Energy (continued)
Texas Pacific Land	26	$34,229
Viper Energy Partners	1,810	48,562
Williams	1,501	48,978
		1,792,733
Financials — 7.96%
Allstate	1,700	185,368
Ally Financial	2,943	79,490
American International Group	3,400	195,636
Ameriprise Financial	587	194,978
Bank of New York Mellon	2,587	115,173
BlackRock	309	213,562
Blackstone	2,000	185,940
Carlyle Group	2,713	86,680
Discover Financial Services	578	67,539
East West Bancorp	1,848	97,556
Fidelity National Financial	2,364	85,104
Fidelity National Information Services	3,564	194,951
Fifth Third Bancorp	4,588	120,252
Invesco	5,021	84,403
Jackson Financial Class A	4,000	122,440
MetLife	3,512	198,533
PNC Financial Services Group	317	39,926
Principal Financial Group	2,336	177,162
Prudential Financial	2,276	200,789
S&P Global	68	27,261
State Street	1,376	100,696
Synchrony Financial	3,659	124,113
Truist Financial	6,300	191,205
US Bancorp	6,000	198,240
Western Union	11,790	138,297
		3,425,294
Healthcare — 8.11%
AbbVie	1,783	240,224
AmerisourceBergen	1,192	229,377
Amgen	186	41,296
Baxter International	4,400	200,464
Bristol-Myers Squibb	3,050	195,047
Cardinal Health	1,179	111,498
CareTrust REIT	452	8,977
Cigna Group	700	196,420
CVS Health	2,700	186,651
Fresenius Medical Care AG & Co.	719	34,362
Gilead Sciences	2,280	175,720
Healthpeak Properties	271	5,447
Hologic †	2,442	197,729
Johnson & Johnson	2,599	430,186
McKesson	222	94,863
Medical Properties Trust	157	1,454
Merck & Co.	4,446	513,024
Novo Nordisk Class B	380	61,385
Pfizer	5,014	183,913
Roche Holding	305	93,168
Smith & Nephew	7,711	124,404
UnitedHealth Group	212	101,896
Ventas	231	10,919
Welltower	618	49,990
		3,488,414
Industrials — 4.12%
Dover	1,341	197,999
Expeditors International of Washington	1,205	145,962
Honeywell International	986	204,595
Intertek Group	1,215	65,862
Knorr-Bremse	730	55,804
Lockheed Martin	109	50,181
Makita	2,500	70,666
Masco	1,024	58,757
Northrop Grumman	450	205,110
Otis Worldwide	872	77,617
Paychex	1,761	197,003
Raytheon Technologies	2,039	199,740
Robert Half International	2,068	155,555
Securitas Class B	10,760	88,380
		1,773,231
Information Technology — 15.08%
Accenture Class A	473	145,958
Apple	7,237	1,403,761
Applied Materials	881	127,340
Broadcom	637	552,553
Cisco Systems	7,763	401,658
Cognizant Technology Solutions Class A	3,178	207,460
Dell Technologies Class C	3,110	168,282
HP	6,348	194,947
KLA	312	151,326
Lam Research	354	227,572
Microchip Technology	336	30,102
Microsoft	3,343	1,138,425
Monolithic Power Systems	385	207,989
Motorola Solutions	700	205,296
NetApp	2,679	204,676
NVIDIA	1,442	609,995
Oracle	1,600	190,544
QUALCOMM	1,713	203,916
SAP	870	118,848
		6,490,648

8

	Number of shares	Value (US $)
Common Stocks (continued)
Materials — 0.97%
Air Liquide	589	$105,629
Dow	2,105	112,112
DuPont de Nemours	2,800	200,032
		417,773
REIT Diversified — 0.22%
Gaming and Leisure Properties	635	30,772
LXP Industrial Trust	879	8,570
VICI Properties	1,758	55,254
		94,596
REIT Healthcare — 0.06%
Alexandria Real Estate Equities	245	27,805
		27,805
REIT Industrial — 0.47%
Plymouth Industrial REIT	159	3,660
Prologis	1,307	160,277
Rexford Industrial Realty	526	27,468
Terreno Realty	206	12,381
		203,786
REIT Information Technology — 0.24%
Digital Realty Trust	234	26,646
Equinix	96	75,258
		101,904
REIT Lodging — 0.17%
Apple Hospitality REIT	1,370	20,701
Chatham Lodging Trust	1,094	10,240
Host Hotels & Resorts	1,370	23,057
Park Hotels & Resorts	682	8,743
Ryman Hospitality Properties	119	11,057
		73,798
REIT Mall — 0.14%
Simon Property Group	538	62,128
		62,128
REIT Manufactured Housing — 0.06%
Equity LifeStyle Properties	174	11,639
Sun Communities	111	14,481
		26,120
REIT Multifamily — 0.86%
American Homes 4 Rent Class A	463	16,413
AvalonBay Communities	168	31,797
Camden Property Trust	188	20,468
Equity Residential	3,540	233,534
Essex Property Trust	139	32,568
Independence Realty Trust	611	11,132
Mid-America Apartment
Communities	128	19,438
UDR	113	4,855
		370,205
REIT Office — 0.06%
City Office REIT	119	663
Cousins Properties	548	12,494
Highwoods Properties	22	526
Kilroy Realty	184	5,537
Piedmont Office Realty Trust Class A	870	6,325
		25,545
REIT Self-Storage — 0.30%
CubeSmart	204	9,110
Extra Space Storage	89	13,248
Life Storage	230	30,581
National Storage Affiliates Trust	184	6,409
Public Storage	239	69,759
		129,107
REIT Shopping Center — 0.35%
Agree Realty	359	23,475
Brixmor Property Group	1,204	26,488
Kimco Realty	1,056	20,824
Kite Realty Group Trust	326	7,283
Phillips Edison & Co.	526	17,926
Regency Centers	364	22,484
Retail Opportunity Investments	1,335	18,036
SITE Centers	768	10,153
Urban Edge Properties	277	4,274
		150,943
REIT Single Tenant — 0.14%
Four Corners Property Trust	283	7,188
Realty Income	550	32,885
Spirit Realty Capital	481	18,942
		59,015
REIT Specialty — 0.20%
EPR Properties	167	7,816
Essential Properties Realty Trust	584	13,747
Invitation Homes	1,159	39,870
Iron Mountain	60	3,409
Lamar Advertising Class A	82	8,138
Outfront Media	548	8,615
WP Carey	88	5,945
		87,540
Utilities — 0.47%
Edison International	2,900	201,405
		201,405
Total Common Stocks (cost $22,571,639)		25,005,538

9

Schedule of investments

Delaware VIP® Trust — Delaware VIP Total Return Series

	Number of shares	Value (US $)
Convertible Preferred Stock — 1.18%
Algonquin Power & Utilities 7.75% exercise price $18.00, maturity date 6/15/24	815	$24,042
AMG Capital Trust II 5.15% exercise price $195.47, maturity date 10/15/37	702	35,584
Bank of America 7.25% exercise price $50.00 ω	63	73,825
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	2,164	100,518
Lyondellbasell Advanced Polymers 6.00% exercise price $52.33 ω	78	66,300
RBC Bearings 5.00% exercise price $226.60, maturity date 10/15/24	841	89,146
UGI 7.25% exercise price $52.57, maturity date 6/1/24	1,073	71,269
Wells Fargo & Co. 7.50% exercise price $156.71 ω	39	44,928
Total Convertible Preferred Stock (cost $599,415)		505,612

Preferred Stock — 0.13%
Henkel AG & Co. 2.64%	724	57,903
Total Preferred Stock (cost $58,895)		57,903

Exchange-Traded Funds — 8.33%
iShares 0-5 Year Investment Grade Corporate Bond ETF	32,529	1,568,223
iShares Latin America 40 ETF	8,641	234,776
iShares MSCI China ETF	6,636	296,895
iShares MSCI Emerging Markets Asia ETF	5,557	365,150
Vanguard Russell 2000 ETF	14,809	1,119,857
Total Exchange-Traded Funds (cost $3,616,505)		3,584,901

Short-Term Investments — 0.37%
Money Market Mutual Funds — 0.37%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	40,370	40,370
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	40,370	40,370
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	40,370	40,370
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	40,370	40,370
Total Short-Term Investments (cost $161,480)		161,480
Total Value of Securities—99.71% (cost $41,230,422)		$42,913,416
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2023, the aggregate value of Rule 144A securities was $3,546,732, which represents 8.24% of the Series’ net assets. See Note 8 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
>	PIK. 100% of the income received was in the form of cash.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2023. Rate will reset at a future date.
Ψ	Perpetual security. Maturity date represents next call date.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
†	Non-income producing security.
ω	Perpetual security with no stated maturity date.

10

The following futures contracts were outstanding at June 30, 2023:1

Futures Contracts
Exchange-Traded

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
4	US Treasury 5 yr Notes	$428,375	$433,759	9/29/23	$(5,384)	$—
4	US Treasury 10 yr Notes	449,062	453,541	9/20/23	(4,479)	563
Total Futures Contracts			$887,300		$(9,863)	$563

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.

[1]	See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

AG – Aktiengesellschaft

DAC – Designated Activity Company

ETF – Exchange-Traded Fund

ICE – Intercontinental Exchange, Inc.

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

MSCI – Morgan Stanley Capital International

PIK – Payment-in-kind

REIT – Real Estate Investment Trust

S&P – Standard & Poor’s Financial Services LLC

USBMMY3M – US Treasury 3 Month Bill Money Market Yield

USD – US Dollar

yr – Year

See accompanying notes, which are an integral part of the financial statements.

11

Statement of assets and liabilities

Delaware VIP® Trust — Delaware VIP Total Return Series	June 30, 2023 (Unaudited)
Assets:
Investments, at value*	$42,913,416
Cash	3,274
Cash collateral due from brokers	15,400
Dividends and interest receivable	167,707
Receivable for securities sold	42,664
Foreign tax reclaims receivable	13,156
Receivable for series shares sold	4,232
Variation margin due from broker on futures contracts	563
Other assets	382
Total Assets	43,160,794
Liabilities:
Due to custodian	14
Other accrued expenses	95,637
Investment management fees payable to affiliates	14,336
Administration expenses payable to affiliates	7,915
Payable for securities purchased	6,719
Payable for series shares redeemed	3
Distribution fees payable to affiliates	3
Total Liabilities	124,627
Total Net Assets	$43,036,167

Net Assets Consist of:
Paid-in capital	$41,209,401
Total distributable earnings (loss)	1,826,766
Total Net Assets	$43,036,167

Net Asset Value
Standard Class:
Net assets	$43,024,735
Shares of beneficial interest outstanding, unlimited authorization, no par	3,652,108
Net asset value per share	$11.78
Service Class:
Net assets	$11,432
Shares of beneficial interest outstanding, unlimited authorization, no par	973
Net asset value per share	$11.75

*Investments, at cost	$41,230,422

See accompanying notes, which are an integral part of the financial statements.

12

Statement of operations

Delaware VIP® Trust — Delaware VIP Total Return Series	Six months ended June 30, 2023 (Unaudited)
Investment Income:
Dividends	$379,340
Interest	181,087
Foreign tax withheld	(4,948)
555,479

Expenses:
Management fees	136,274
Distribution expenses — Service Class	16
Audit and tax fees	23,465
Accounting and administration expenses	21,967
Reports and statements to shareholders expenses	8,963
Dividend disbursing and transfer agent fees and expenses	8,112
Custodian fees	6,089
Trustees’ fees and expenses	1,586
Legal fees	246
Other	19,527
226,245
Less expenses waived	(52,164)
Total operating expenses	174,081
Net Investment Income (Loss)	381,398

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	413,177
Foreign currencies	(690)
Foreign currency exchange contracts	(780)
Futures contracts	(10,141)
Options purchased	(1,888)
Net realized gain (loss)	399,678
Net change in unrealized appreciation (depreciation) on:
Investments	1,815,974
Foreign currencies	1,117
Foreign currency exchange contracts	8
Futures contracts	(8,918)
Net change in unrealized appreciation (depreciation)	1,808,181
Net Realized and Unrealized Gain (Loss)	2,207,859
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,589,257

See accompanying notes, which are an integral part of the financial statements.

13

Statements of changes in net assets

Delaware VIP® Trust — Delaware VIP Total Return Series

	Six months ended 6/30/23 (Unaudited)	Year ended 12/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$381,398	$448,389
Net realized gain (loss)	399,678	354,194
Net change in unrealized appreciation (depreciation)	1,808,181	(6,485,188)
Net increase (decrease) in net assets resulting from operations	2,589,257	(5,682,605)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(1,102,661)	(5,441,308)
Service Class	(252)	(1,219)
	(1,102,913)	(5,442,527)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	4,120,431	873,619

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	1,102,661	5,441,308
Service Class	252	1,219
	5,223,344	6,316,146
Cost of shares redeemed:
Standard Class	(5,212,253)	(9,740,926)
Increase (decrease) in net assets derived from capital share transactions	11,091	(3,424,780)
Net Increase (Decrease) in Net Assets	1,497,435	(14,549,912)

Net Assets:
Beginning of period	41,538,732	56,088,644
End of period	$43,036,167	$41,538,732

See accompanying notes, which are an integral part of the financial statements.

14

Financial highlights

Delaware VIP® Total Return Series Standard Class

Selected data for each share of the Series outstanding throughout each period were as follows:

	Six months ended 6/30/23[1]	Year ended
	(Unaudited)	12/31/22	12/31/21	12/31/20	12/31/19[2]	12/31/18
Net asset value, beginning of period	$11.38	$14.29	$12.56	$14.29	$12.50	$13.83

Income (loss) from investment operations:
Net investment income[3]	0.10	0.12	0.21	0.24	0.22	0.24
Net realized and unrealized gain (loss)	0.60	(1.55)	1.82	(0.44)	2.08	(1.28)
Total from investment operations	0.70	(1.43)	2.03	(0.20)	2.30	(1.04)

Less dividends and distributions from:
Net investment income	(0.25)	(0.28)	(0.30)	(0.27)	(0.26)	(0.22)
Net realized gain	(0.05)	(1.20)	—	(1.26)	(0.25)	(0.07)
Total dividends and distributions	(0.30)	(1.48)	(0.30)	(1.53)	(0.51)	(0.29)

Net asset value, end of period	$11.78	$11.38	$14.29	$12.56	$14.29	$12.50

Total return[4]	6.23%[5]	(10.56)%[5]	16.37%[5]	0.91%[5]	18.88%[5]	(7.65)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$43,025	$41,528	$56,077	$54,281	$58,637	$51,630
Ratio of expenses to average net assets[6]	0.83%	0.84%	0.86%	0.86%	0.93%	0.90%
Ratio of expenses to average net assets prior to fees waived[6]	1.08%	1.03%	0.96%	1.06%	0.99%	0.90%
Ratio of net investment income to average net assets	1.82%	0.96%	1.56%	2.01%	1.63%	1.80%
Ratio of net investment income to average net assets prior to fees waived	1.57%	0.77%	1.46%	1.81%	1.57%	1.80%
Portfolio turnover	28%	55%	95%	87%	150%[7]	68%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, the First Investors Life Series Total Return Fund shares were reorganized into Standard Class shares of the Series. The Standard Class shares financial highlights for the period prior to October 4, 2019, reflect the performance of the First Investors Life Series Total Return Fund shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[5]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Series invests.
[7]	The Series’ portfolio turnover rate increased substantially during the year ended December 31, 2019 due to a change in the Series’ portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

15

Financial highlights

Delaware VIP® Total Return Series Service Class

Selected data for each share of the Series outstanding throughout each period were as follows:

	Six months ended 6/30/23[2]	Year ended			10/31/19[1] to
	(Unaudited)	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$11.33	$14.23	$12.52	$14.29	$13.79

Income (loss) from investment operations:
Net investment income[3]	0.09	0.08	0.17	0.20	0.04
Net realized and unrealized gain (loss)	0.60	(1.54)	1.81	(0.44)	0.46
Total from investment operations	0.69	(1.46)	1.98	(0.24)	0.50

Less dividends and distributions from:
Net investment income	(0.22)	(0.24)	(0.27)	(0.27)	—
Net realized gain	(0.05)	(1.20)	—	(1.26)	—
Total dividends and distributions	(0.27)	(1.44)	(0.27)	(1.53)	—

Net asset value, end of period	$11.75	$11.33	$14.23	$12.52	$14.29

Total return[4]	6.12%	(10.82)%	15.96%	0.54%	3.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11	$11	$12	$10	$10
Ratio of expenses to average net assets[5]	1.13%	1.14%	1.16%	1.16%	1.16%
Ratio of expenses to average net assets prior to fees waived[5]	1.36%	1.33%	1.25%	1.36%	1.50%
Ratio of net investment income to average net assets	1.51%	0.70%	1.26%	1.71%	1.79%
Ratio of net investment income to average net assets prior to fees waived	1.28%	0.51%	1.17%	1.51%	1.45%
Portfolio turnover	28%	55%	95%	87%	150%[6,7]
[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
[6]	Portfolio turnover is representative of the Series for the entire period.
[7]	The Series’ portfolio turnover rate increased substantially during the year ended December 31, 2019 due to a change in the Series’ portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

16

Notes to financial statements

Delaware VIP® Trust — Delaware VIP Total Return Series	June 30, 2023 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 10 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Delaware VIP Total Return Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Open-end investment companies, other than ETFs are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Series valuation designee, Delaware Management Company (DMC). Subject to the oversight of the Trust’s Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2023, and for all open tax years (years ended December 31, 2019–December 31, 2022), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regard to foreign taxes only, the Series has open tax years in certain foreign countries in which it invests that may date back to the inception of the Series. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended June 30, 2023, the Series did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

(continues)	17

Notes to financial statements

Delaware VIP® Trust — Delaware VIP Total Return Series

1. Significant Accounting Policies (continued)

Underlying Funds — The Series may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which the Series may invest include ETFs. The Series will indirectly bear the investment management fees and other expenses of the Underlying Funds.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Derivative Financial Instruments — The Series may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Series must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Series successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Series can realize on an investment and/or may result in lower distributions paid to shareholders. The Series investments in these instruments, if any, are discussed in detail in the Notes to financial statements.

Segregation and Collateralizations — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Series may deliver or receive collateral in connection with certain investments (e.g., futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged/received to cover obligations of the Series under derivative contracts, if any, will be reported separately on the “Statement of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedule of investments.” Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any Underlying Funds in which the Series invests are recorded on the ex-dividend date. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to

18

reclassification upon notice of the character of such distributions by the issuer. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2023, the Series earned less than $1 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 0.83% of the Series’ average daily net assets for the Standard Class and the Service Class from January 1, 2023 through June 30, 2023.* These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.

Macquarie Investment Management Austria Kapitalanlage AG is primarily responsible for the day-to-day management of the Series’ portfolio and determines its asset allocation.

DMC may seek investment advice and recommendations relating to fixed income securities from its affiliates: Macquarie Investment Management Europe Limited (MIMEL) and Macquarie Investment Management Global Limited (MIMGL). DMC may also permit MIMGL to execute Series equity security trades on behalf of DMC. DMC may also permit MIMEL and MIMGL to exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMEL’s or MIMGL’s specialized market knowledge, and DMC may also seek quantitative support from MIMGL. MIMGL is also responsible for managing real estate investment trust securities and other equity asset classes to which the portfolio managers may allocate assets from time to time.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2023, the Series paid $2,616 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2023, the Series paid $1,602 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Series pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly. Standard Class shares do not pay 12b-1 fees.

(continues)	19

Notes to financial statements

Delaware VIP® Trust — Delaware VIP Total Return Series

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Series. For the six months ended June 30, 2023, the Series paid $445 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

*The aggregate contractual waiver period covering this report is from April 29, 2022 through April 30, 2024.

3. Investments

For the six months ended June 30, 2023, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$6,942,455
Purchases of US government securities	4,563,579
Sales other than US government securities	5,984,561
Sales of US government securities	5,951,854

At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Series were as follows:

Cost of investments and derivatives	$41,572,519
Aggregate unrealized appreciation of investments and derivatives	$4,354,320
Aggregate unrealized depreciation of investments and derivatives	(3,013,423)
Net unrealized depreciation of investments and derivatives	$1,340,897

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the

20

asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2023:

	Level 1	Level 2	Total
Securities
Assets:
Common Stocks	$22,785,514	$2,220,024	$25,005,538
Convertible Bonds	—	3,445,847	3,445,847
Convertible Preferred Stock	505,612	—	505,612
Corporate Bonds	—	3,613,020	3,613,020
Exchange-Traded Funds	3,584,901	—	3,584,901
Preferred Stock	—	57,903	57,903
US Treasury Obligations	—	6,539,115	6,539,115
Short-Term Investments	161,480	—	161,480
Total Value of Securities	$27,037,507	$15,875,909	$42,913,416

Derivatives[1]
Liabilities:
Futures Contracts	$(9,863)	$—	$(9,863)
[1]	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the six months ended June 30, 2023, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Series’ net assets. During the six months ended June 30, 2023, there were no Level 3 investments.

(continues)	21

Notes to financial statements

Delaware VIP® Trust — Delaware VIP Total Return Series

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/23	Year ended 12/31/22
Shares sold:
Standard Class	357,269	72,763
Shares issued upon reinvestment of dividends and distributions:
Standard Class	96,471	453,821
Service Class	22	102
	453,762	526,686
Shares redeemed:
Standard Class	(451,136)	(801,213)
Net increase (decrease)	2,626	(274,527)

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 30, 2023.

The Series had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts

The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Series may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

22

During the six months ended June 30, 2023, the Series entered into foreign currency exchange contracts and foreign cross currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

During the six months ended June 30, 2023, the Series experienced net realized and unrealized gains or losses attributable to foreign currency holdings, which are disclosed on the “Statement of assets and liabilities” and “Statement of operations.”

Futures Contracts

A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures contracts in the normal course of pursuing its investment objective. The Series may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Series deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Series because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At June 30, 2023, the Series posted $15,400 in cash as collateral for open futures contracts, which is included in “Cash collateral due from brokers” on the “Statement of assets and liabilities”.

During the six months ended June 30, 2023, the Series entered into futures contracts to hedge the Series’ existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Options Contracts

The Series may enter into options contracts in the normal course of pursuing its investment objectives. The Series may buy or write options contracts for any number of reasons, including without limitation: to manage the Series’ exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Series’ overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Series may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Series buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Series is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. No options contracts were outstanding at June 30, 2023.

During the six months ended June 30, 2023, the Series entered into option contracts to manage the Series’ exposure to changes in securities prices caused by interest rates or market conditions.

(continues)	23

Notes to financial statements

Delaware VIP® Trust — Delaware VIP Total Return Series

6. Derivatives (continued)

Fair values of derivative instruments as of June 30, 2023 were as follows:

	Liability Derivatives Fair Value
Statement of Assets and Liabilities Location	Interest Rate Contracts	Total
Variation margin due to broker on futures contracts*	$(9,863)	$(9,863)

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2023. Only current day variation margin is reported on the Series “Statement of assets and liabilities.”

The effect of derivative instruments on the “Statement of operations” for the six months ended June 30, 2023 was as follows:

	Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Total
Currency contracts	$(780)	$—	$—	$(780)
Interest rate contracts	—	(10,141)	—	(10,141)
Equity contracts	—	—	(1,888)	(1,888)
Total	$(780)	$(10,141)	$(1,888)	$(12,809)

	Net Change in Unrealized Appreciation (Depreciation) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Total
Currency contracts	$8	$—	$8
Interest rate contracts	—	(8,918)	(8,918)
Total	$8	$(8,918)	$(8,910)

The table below summarizes the average daily balance of derivative holdings by the Series during the six months ended June 30, 2023:

	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average notional value)	$4,733	$2,687
Futures contracts (average notional value)	552,600	5,240
Options contracts (average notional value)*	25	—
*	Long represents purchased options and short represents written options.

7. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with

24

respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by the Series is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower.

The Series records security lending income net of allocations to the security lending agent and the borrower. The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

At June 30, 2023, the Series had no securities out on loan.

8. Credit and Market Risk

The global outbreak of COVID-19 resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the outbreak, its full economic impact and ongoing effects at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Series’ performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Series invests will cause the NAV of the Series to fluctuate.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government

(continues)	25

Notes to financial statements

Delaware VIP® Trust — Delaware VIP Total Return Series

8. Credit and Market Risk (continued)

policy, monetary policy, inflation expectations, and the supply and demand of bonds. A series may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, IBORs) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

The Series invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Series will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Series more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Series may involve revolving credit facilities or other standby financing commitments that obligate the Series to pay additional cash on a certain date or on demand. These commitments may require the Series to increase its investment in a company at a time when the Series might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Series is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Series may pay an assignment fee. On an ongoing basis, the Series may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Series may be required to rely upon another lending institution to collect and pass on to the Series amounts payable with respect to the loan and to enforce the Series’ rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Series from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Series.

Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series invests in REITs and is subject to the risks associated with that industry. If the Series holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2023. The Series’ REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Series invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and lower than Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying

26

mortgages and consumer loans are paid back. Some of these securities are CMOs. CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Series will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended (1933 Act), and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

9. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. On December 21, 2022, FASB issued ASU 2022-06 to defer the sunset date of Accounting Standards Codification Topic 848 until December 31, 2024. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management is currently evaluating ASU 2020-04 and ASU 2022-06, but does not believe there will be a material impact.

11. New Regulatory Pronouncement

In October 2022, the Securities and Exchange Commission (SEC) adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and ETFs; and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in the Series’ financial statements.

(continues)	27

Other Series information (Unaudited)

Delaware VIP® Trust — Delaware VIP Total Return Series

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Series has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Series in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Series’ liquidity risk; (2) classification of each of the Series’ portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Series’ net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Series’ acquisition of Illiquid investments if, immediately after the acquisition, the Series would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Series’ holdings of Illiquid assets exceed 15% of the Series’ net assets. Series with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Series’ liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Series’ investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Series during both normal and reasonably foreseeable stressed conditions; and (3) the Series’ holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Series’ portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Series primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 23-25, 2023, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2022 through March 31, 2023. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Series’ liquidity needs. The Series’ HLIM is set at an appropriate level and the Series complied with its HLIM at all times during the reporting period.

28

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Form N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

(3031246)
SA-VIPTR-0823

Item 2.	Code of Ethics

Not applicable.

Item 3.	Audit Committee Financial Expert

Not applicable.

Item 4.	Principal Accountant Fees and Services

Not applicable.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Investments

(a)       Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b)       Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11.	Controls and Procedures

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the

Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2)  Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3)  Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE VIP® TRUST

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	September 5, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	September 5, 2023

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	September 5, 2023